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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Semi-annual Report

(unaudited)

April 30, 2022

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Investors Fund
Madison Sustainable Equity Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison International Stock Fund

Madison Funds | April 30, 2022

Although each fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular fund, group of funds or list of funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the funds.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within this report. Performance data shown represents past performance, past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

1

Madison Funds | April 30, 2022

Period in Review (unaudited)

The past six months were a stark contrast to the extraordinarily easy market environment of the past several years. Inflation rose to a level not seen in over 40 years and the Federal Reserve was shown to be behind the curve in terms of monetary policy. Markets began pricing in an aggressive interest rate hike campaign to combat inflation and asset prices responded quite negatively. Over the period, domestic stocks, as measured by the S&P 500 Index, declined by -9.7%, while the broad international MSCI ACWI ex-USA stock index fell -11.9%. The shocker occurred in the fixed income markets where the Bloomberg US Aggregate Bond Index dropped -9.5%, as the yield on the benchmark 10-year US Treasury Note increased by 1.3% from 1.6% to 2.9%.

Equity market dynamics also changed a great deal from the recent past. Over the past decade plus, the US stock market had been more or less captured by the very large growth stocks of the Technology, Communication Services and Consumer Discretionary sectors, to the extent that the Russell 1000 Growth Index outperformed the Russell 1000 Value Index by an annualized 6.6% over the 10 years prior to the reporting period. With inflation raging and interest rates moving rapidly higher, the growthiest stocks were hit hard, as growth stocks are longer duration assets and more sensitive to higher interest rates. Instead, investors favored inflation beneficiaries in the commodity producing Energy and Materials sectors, both of which had positive returns helping the Value Index to a more muted -3.9% return versus the much larger -17.8% decline for the Growth Index.

It had become clear early in the period that the Federal Reserve’s belief that inflation would be “transitory” was in great peril. Inflation readings kept creeping higher and higher to the point that the Fed officially retired the term “transitory” in late November and then made a large upward revision to their rate hike projections at the December meeting. From that time, markets have become laser focused on every datapoint’s read on inflation and where it is heading. Strong inflation would likely necessitate a stronger response by the Fed, further stressing markets. Complicating matters were the soaring energy costs brought on in response to Russia’s invasion of Ukraine and the reimposition of draconian covid lockdowns in China, restressing what had been, up until then, easing supply chain concerns.

Equity markets staged a strong rally over the back half of March, only to be disrupted by a large increase in the ISM Manufacturing Price Index in early April, reigniting inflation fears. It was at this point that investors began worrying about the possibility of recession. The fear arose from the knowledge that the Fed can do little, if anything, to address supply-side driven inflation. Their remedy comes from cooling demand, and if the Fed cools demand too much with their attempts to slow the economy a recession could be triggered.

Moving forward we expect markets to remain volatile until it is clear that inflation is abating. As mentioned at the start of the review, markets have priced in a very aggressive interest rate path, signs of receding inflation and/or slower economic growth could provide relief by lowering the Fed’s trajectory. Both stocks and bonds would likely welcome such a development.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

Allocation Funds Summary

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Madison Conservative Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned -8.74% for the period, outperforming the Conservative Allocation Fund Custom Index return of -10.19%. The Fund underperformed its peers as measured by the Morningstar U.S. Fund Allocation 15%-30% Equity category, which returned -7.26%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Alternative Funds	1.3%
Bond Funds	61.8%
Foreign Stock Funds	5.0%
Short-Term Investments	21.1%
Stock Funds	24.4%
Net Other Assets and Liabilities	(13.6)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Madison Core Bond Fund, Class R6	25.6%
Schwab Intermediate-Term U.S. Treasury ETF	13.9%
Vanguard Short-Term Corporate Bond ETF	9.2%
Invesco S&P 500 Quality ETF	6.4%
Janus Henderson Mortgage-Backed Securities ETF	6.2%
Vanguard Extended Duration Treasury ETF	5.1%
Vanguard Information Technology ETF	4.0%
Madison Investors Fund, Class R6	4.0%
Vanguard FTSE All World ex-U.S. ETF	3.4%
Schwab U.S. Dividend Equity ETF	3.1%

Madison Moderate Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned -8.40% for the period, while its blended benchmark, the Moderate Allocation Fund Custom Index, returned -10.76%. The Fund outperformed its Morningstar peer group as the U.S. Fund Allocation 50%-70% Equity category, which averaged a -8.82% return. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Alternative Funds	2.0%
Bond Funds	38.4%
Foreign Stock Funds	8.7%
Short-Term Investments	14.2%
Stock Funds	42.9%
Net Other Assets and Liabilities	(6.2)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Madison Core Bond Fund, Class R6	15.5%
Invesco S&P 500 Quality ETF	10.0%
Schwab Intermediate-Term U.S. Treasury ETF	9.1%
Madison Investors Fund, Class R6	8.4%
Vanguard Information Technology ETF	7.1%
Vanguard FTSE All World ex-U.S. ETF	5.9%
Vanguard Short-Term Corporate Bond ETF	5.3%
iShares MSCI Global Gold Miners ETF	4.8%
Schwab U.S. Dividend Equity ETF	4.3%
iShares Core S&P Small-Cap ETF, Class E	4.2%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

Madison Aggressive Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned -8.23% for the period, outperforming its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned -11.24%. The Fund outperformed its Morningstar U.S. Fund Allocation 70%-85% Equity category peer group, which averaged a -10.29% return. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Alternative Funds	2.8%
Bond Funds	20.1%
Foreign Stock Funds	12.0%
Short-Term Investments	18.8%
Stock Funds	57.8%
Net Other Assets and Liabilities	(11.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Invesco S&P 500 Quality ETF	12.0%
Madison Investors Fund, Class R6	11.9%
Vanguard Information Technology ETF	9.8%
Madison Core Bond Fund, Class R6	8.0%
Vanguard FTSE All World ex-U.S. ETF	7.5%
iShares MSCI Global Gold Miners ETF	6.5%
Schwab Intermediate-Term U.S. Treasury ETF	5.6%
iShares Core S&P Small-Cap ETF, Class E	5.5%
Schwab U.S. Dividend Equity ETF	5.4%
Madison Dividend Income Fund, Class R6	4.0%

Madison Tax-Free Virginia Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) had a total return of -6.91% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index also returned -6.91%, while the Fund’s Morningstar peer group, the Municipal Single State Intermediate Category returned -6.94%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Airport	2.7%
Development	6.7%
Education	9.4%
Facilities	6.8%
General	11.6%
General Obligation	22.3%
Medical	4.0%
Multifamily Housing	1.0%
Power	1.6%
Transportation	13.8%
Utilities	1.6%
Water	13.9%
Net Other Assets and Liabilities	4.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.2%
Arlington County, 5.0%, 8/15/30	3.4%
James City County Economic Development Authority, 5.0%, 6/15/30	2.9%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.8%
Metropolitan Washington Airports Authority Aviation Revenue, 5.0%, 10/1/43	2.8%
Henrico Water & Sewer Revenue County, 4.0%, 5/1/32	2.8%
Norfolk, 5.0%, 8/1/47	2.7%
Commonwealth of Virginia, 5.0%, 6/1/23	2.7%
Hampton Roads Transportation Accountability Commission, 5.0%, 7/1/42	2.7%
Virginia College Building Authority, 5.0%, 2/1/23	2.7%

Madison Tax-Free National Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this Fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this Fund will invest in bonds that are exempt from federal income tax.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) had a total return of -6.38% for the period, outperforming its benchmark ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index which returned -6.91%, while the Fund’s Morningstar peer group, the Municipal National Intermediate Category, returned -7.44%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Alabama	7.0%
Arkansas	1.0%
California	0.7%
Colorado	3.8%
Florida	4.4%
Georgia	2.4%
Hawaii	2.6%
Idaho	2.8%
Illinois	8.7%
Indiana	6.1%
Kansas	4.2%
Kentucky	2.6%
Michigan	0.6%
Mississippi	2.8%
Missouri	2.3%
Montana	1.7%
New Jersey	6.5%
New Mexico	1.1%
New York	4.4%
North Carolina	1.6%
Ohio	2.8%
Oklahoma	4.6%
Pennsylvania	3.6%
Tennessee	0.7%
Texas	8.1%
Utah	1.8%
Virginia	3.0%
Washington	1.2%
West Virginia	2.7%
Wisconsin	2.2%
Net Other Assets and Liabilities	2.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Mobile County, General Obligation, 5.0%, 2/1/39	3.8%
Cook County School District No. 111, General Obligation, 5.0%, 12/1/35	3.3%
Austin, General Obligation, 5.0%, 9/1/26	3.2%
Wichita, General Obligation, 5.0%, 12/1/24	3.0%
Vanderburgh County Redevelopment District, Tax Allocation, 5.0%, 2/1/26	2.9%
Orlando Utilities Commission, 5.0%, 10/1/22	2.9%
Cleveland-Cuyahoga County Port Authority, 5.0%, 7/1/24	2.9%
Idaho Health Facilities Authority, 5.0%, 3/1/34	2.8%
Medical Center Educational Building Corp., 5.0%, 6/1/30	2.8%
West Virginia Economic Development Authority, 5.0%, 7/1/37	2.7%

Madison High Quality Bond Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned -5.80% for the period, outperforming the Fund’s benchmark, the Bloomberg U.S. Intermediate Government Credit A+ Bond Index, which returned -6.06%. The Morningstar Short-Term Bond peer group returned -4.15% for the period. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	2.7%
Consumer Discretionary	4.6%
Consumer Staples	5.7%
Fannie Mae	8.1%
Financials	17.7%
Freddie Mac	5.7%
Health Care	1.3%
Industrials	1.0%
Information Technology	3.8%
Short-Term Investments	2.0%
U.S. Treasury Notes	47.6%
Utilities	0.5%
Net Other Assets and Liabilities	(0.7)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Federal National Mortgage Association, 2.125%, 4/24/26	3.3%
Federal Home Loan Mortgage Corp., 0.375%, 4/20/23	3.2%
U.S. Treasury Notes, 0.375%, 9/15/24	3.1%
U.S. Treasury Notes, 1.875%, 2/28/29	3.1%
U.S. Treasury Notes, 2.500%, 8/15/23	2.7%
U.S. Treasury Notes, 2.375%, 8/15/24	2.7%
U.S. Treasury Notes, 2.250%, 11/15/24	2.7%
U.S. Treasury Notes, 0.625%, 3/31/27	2.7%
U.S. Treasury Notes, 2.125%, 5/15/25	2.7%
U.S. Treasury Notes, 2.250%, 11/15/27	2.6%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

Madison Core Bond Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85- 115% of the market benchmark duration. The Fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class Y) returned -9.14% for the period, outperforming the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index®, which returned -9.47%. The Fund outpaced its Morningstar Intermediate-Term Core Bond peer group which fell -9.43% for the period. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Asset Backed Securities	6.1%
Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	3.2%
Corporate Notes and Bonds	31.7%
Foreign Corporate Bonds	2.3%
Mortgage Backed Securities	11.9%
Short-Term Investments	2.2%
U.S. Government and Agency Obligations	35.9%
Net Other Assets and Liabilities	(0.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
U.S. Treasury Notes, 2.250%, 11/15/25	3.7%
U.S. Treasury Notes, 2.250%, 12/31/24	3.2%
U.S. Treasury Notes, 2.625%, 2/15/29	3.2%
U.S. Treasury Notes, 2.750%, 2/15/24	3.0%
U.S. Treasury Notes, 1.375%, 11/15/31	2.8%
U.S. Treasury Notes, 0.375%, 1/31/26	2.7%
U.S. Treasury Notes, 1.500%, 8/15/26	2.6%
U.S. Treasury Notes, 0.625%, 8/15/30	2.3%
U.S. Treasury Bonds, 2.250%, 5/15/41	2.0%
U.S. Treasury Notes, 2.375%, 5/15/27	2.0%

Madison Diversified Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the Fund’s assets, stocks will constitute up to 70% of the Fund’s assets, real estate securities will constitute up to 25% of the Fund’s assets, foreign stocks and bonds will constitute up to 25% of the Fund’s assets and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted in invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A at NAV) returned -3.53% for the period, outperforming its blended index (50% ICE Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned -9.47%. The Fund’s comparative Morningstar peer group, the U.S. Funds Allocation 50%-70% Equity category, averaged a -8.82% return for the period. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	1.6%
Commercial Mortgage-Backed Securities	1.0%
Common Stocks	67.6%
Corporate Notes and Bonds	9.8%
Foreign Corporate Bonds	0.7%
Long Term Municipal Bonds	0.3%
Mortgage Backed Securities	3.9%
Short-Term Investments	2.6%
U.S. Government and Agency Obligations	11.4%
Net Other Assets and Liabilities	(0.0)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Bristol-Myers Squibb Co.	3.0%
Johnson & Johnson	3.0%
Travelers Cos., Inc.	2.9%
CVS Health Corp.	2.7%
Dominion Energy, Inc.	2.5%
McDonald’s Corp.	2.4%
Home Depot, Inc.	2.3%
CME Group, Inc.	2.2%
Medtronic PLC	2.2%
Comcast Corp.	2.2%

Madison Covered Call & Equity Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large- and mid-capitalization companies that are, in the view of the Fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the Fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

The Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio managers’ ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.

PERFORMANCE DISCUSSION

The Madison Covered Call & Equity Income Fund (Class Y) returned 1.00% for the period, outperforming its covered call benchmark, the CBOE S&P 500 Buy/Write® Index (BXM), which returned -1.81%. The Fund outperformed the Morningstar Derivative Income category’s return of -4.51%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/22
Communication Services	7.6%
Consumer Discretionary	11.5%
Energy	7.5%
Exchange Traded Funds	1.2%
Financials	8.0%
Health Care	10.8%
Industrials	6.8%
Information Technology	12.6%
Materials	3.8%
Short-Term Investments	23.6%
Real Estate	1.9%
Utilities	4.7%

TOP TEN EQUITY HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
T-Mobile U.S., Inc.	3.5%
Fiserv, Inc.	3.3%
Honeywell International, Inc.	2.9%
Las Vegas Sands Corp.	2.9%
Barrick Gold Corp.	2.8%
AES Corp.	2.8%
Home Depot, Inc.	2.8%
CVS Health Corp.	2.7%
Visa, Inc.	2.6%
Gilead Sciences, Inc.	2.6%

Madison Dividend Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in dividend paying equity securities. The Fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500® Index’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trades at a high relative dividend yield due to issues viewed by the adviser as temporary, among other characteristics.

PERFORMANCE DISCUSSION

The Madison Dividend Income Fund (Class Y) returned -0.71% for the period, outperforming its benchmark indices, the S&P 500® Index, which returned -9.65% and the Lipper Equity Income Funds Index®, which returned -2.34%. This performance outpaced its peer group, as the Morningstar Large Value category returned -2.33%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	6.0%
Consumer Discretionary	7.8%
Consumer Staples	11.1%
Energy	6.6%
Financials	17.1%
Health Care	20.5%
Industrials	10.6%
Information Technology	9.2%
Materials	2.7%
Real Estate	2.3%
Short-Term Investments	1.6%
Utilities	3.7%
Net Other Assets and Liabilities	0.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Bristol-Myers Squibb Co.	4.3%
Johnson & Johnson	4.2%
Travelers Cos., Inc.	4.1%
CVS Health Corp.	3.8%
Dominion Energy, Inc.	3.7%
McDonald’s Corp.	3.4%
Home Depot, Inc.	3.2%
Medtronic PLC	3.1%
CME Group, Inc.	3.1%
Comcast Corp.	3.1%

Madison Investors Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies selected via bottom-up fundamental analysis. The Fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, have high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The Fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned -7.95% for the period, outperforming its benchmark, the S&P 500® Index, which returned -9.65%. This performance outpaced its peer group, as the Morningstar Large Blend category returned -9.91%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	7.9%
Consumer Discretionary	16.9%
Financials	21.8%
Health Care	14.1%
Industrials	12.8%
Information Technology	20.7%
Short-Term Investments	6.3%
Net Other Assets and Liabilities	(0.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Dollar Tree, Inc.	5.2%
Alphabet, Inc.	4.6%
Becton Dickinson & Co.	4.6%
Lowe’s Cos., Inc.	4.4%
Berkshire Hathaway, Inc.	4.2%
Jacobs Engineering Group, Inc.	4.2%
Novartis AG	4.1%
Fiserv, Inc.	4.1%
Analog Devices, Inc.	3.9%
Marsh & McLennan Cos., Inc.	3.8%

Sustainable Equity Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Sustainable Equity Fund invests primarily in common stocks of high-quality, large cap companies that Madison believes incorporate sustainability into their overall strategy. Under normal conditions, at least 80% of the Fund’s net assets will be invested in stocks that meet Madison’s fundamental and sustainability criteria. The Fund generally invests in 35-50 companies at any given time. The Fund’s portfolio managers define “high-quality” companies as those businesses that exhibit durable growth, operate in large growing markets, and have strong competitive advantages with high barriers to entry. Stocks that meet these criteria are selected by using an integrated research process that combines bottom-up fundamental analysis and sustainable research. The research process analyzes a company’s sustainable practices using quantitative and qualitative analysis and engagement with the company.

Madison follows a rigorous multi-step process when evaluating companies for the Fund, where Madison considers (1) the business model and overall strategy, (2) the company’s sustainable business practices starting with corporate governance, (3) the Board of Directors and the management team, and (4) the risk-reward of each potential investment. Madison seeks to purchase securities trading at a discount to their intrinsic value as determined by applying relative multiples to projected earnings, discounted cash flows, and additional valuation methodologies. Often Madison finds companies that meet our business model and sustainability criteria but not our valuation hurdle. Those companies are monitored for inclusion later when the price may be more appropriate.

Madison considers a number of sustainability metrics when reviewing a company for the portfolio, which may include, carbon footprint; waste management; water usage; diversity, equity, and inclusion; product safety; data management; board composition; ethical standards; and regulatory issues. Madison may sell stocks for several reasons, including: (i) excessive valuation, (ii) the fundamental business prospects for the company have materially changed, (iii) the company no longer meets our sustainability criteria or inconsistent or negative changes in sustainability practices or (iv) Madison finds a more attractive alternative.

The Madison Sustainable Equity Fund (Class Y) returned -13.90% for the four month period ending April, 30 2022. The Fund underperformed the benchmark, the S&P 500® Index, which returned -12.92%. The performance trailed its peer group, the Morningstar Large Blend Category, which returned -12.74%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	8.9%
Consumer Discretionary	11.4%
Consumer Staples	9.0%
Financials	8.8%
Health Care	16.5%
Industrials	6.9%
Information Technology	26.5%
Materials	3.8%
Real Estate	1.7%
Short-Term Investments	5.8%
Utilities	2.3%
Net Other Assets and Liabilities	(1.6)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Microsoft Corp.	5.0%
Alphabet, Inc.	4.8%
Apple, Inc.	4.3%
Costco Wholesale Corp.	4.1%
Visa, Inc.	3.9%
Eli Lilly & Co.	3.7%
Danaher Corp.	3.7%
Target Corp.	3.6%
UnitedHealth Group, Inc.	3.4%
Progressive Corp.	3.1%

Madison Mid Cap Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation. The Fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y) returned -8.74% for the period, outperforming its benchmark Russell Midcap® Index’s -12.54% return. The Fund also beat its peer group, the Morningstar Mid-Cap Blend category, which returned -9.66%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	5.6%
Consumer Discretionary	16.1%
Consumer Staples	1.0%
Financials	30.2%
Health Care	3.8%
Industrials	16.1%
Information Technology	21.1%
Short-Term Investments	5.4%
Net Other Assets and Liabilities	0.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Arch Capital Group Ltd.	6.6%
Dollar Tree, Inc.	5.3%
Brown & Brown, Inc.	4.5%
Gartner, Inc.	4.3%
Liberty Broadband Corp.	4.2%
Progressive Corp.	4.2%
Ross Stores, Inc.	4.0%
Carlisle Cos., Inc.	4.0%
Laboratory Corp. of America Holdings	3.8%
Markel Corp.	3.6%

Madison Small Cap Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small-cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the Fund will maintain at least 80% of its net assets in small-cap securities.

Madison focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y) returned -15.21% for the period, outperforming the Russell 2000® Index’s return of -18.38% and underperforming the Russell 2500TM Index’s return of -14.73%. The Fund lagged its peer group average, as the Morningstar Small Blend category return of -12.68%. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	6.4%
Consumer Discretionary	4.6%
Consumer Staples	9.8%
Financials	9.0%
Health Care	9.9%
Industrials	19.6%
Information Technology	25.8%
Materials	9.4%
Short-Term Investments	8.0%
Net Other Assets and Liabilities	(2.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
WillScot Mobile Mini Holdings Corp.	4.2%
Hain Celestial Group, Inc.	3.6%
Encompass Health Corp.	3.2%
Box, Inc.	3.0%
Huntsman Corp.	2.5%
Entegris, Inc.	2.4%
PTC, Inc.	2.4%
CommVault Systems, Inc.	2.3%
Carlisle Cos., Inc.	2.1%
Simply Good Foods Co.	2.1%

Madison International Stock Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 50-70 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class A at NAV) returned -16.21% for the period, lagging its benchmark, the MSCI ACWI ex-USA Index’s (net) -11.87% return. The Fund trailed its peer group, with the Morningstar Foreign Large Blend Category averaging a -12.93% return. For more up-to-date information about the Fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Japan	13.3%
United Kingdom	12.4%
France	8.3%
Germany	8.2%
China	7.9%
Switzerland	6.5%
India	6.4%
Canada	5.5%
United States	4.0%
Brazil	3.6%
Mexico	3.4%
Ireland	3.0%
Australia	2.9%
Netherlands	1.9%
Singapore	1.8%
Sweden	1.6%
Denmark	1.5%
Taiwan	1.5%
Hong Kong	1.4%
Italy	1.3%
South Korea	1.2%
Spain	1.2%
Norway	1.1%
Other Net Assets	0.1%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
Communication Services	4.9%
Consumer Discretionary	11.3%
Consumer Staples	12.4%
Energy	5.3%
Financials	18.7%
Health Care	8.5%
Industrials	11.3%
Information Technology	16.1%
Materials	8.9%
Short-Term Investments	2.5%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/22
AstraZeneca PLC	4.0%
Shell PLC	3.2%
Larsen & Toubro Ltd.	2.7%
Tencent Holdings Ltd.	2.4%
Manulife Financial Corp.	2.2%
Cameco Corp.	2.1%
Grupo Mexico SAB de CV	2.1%
Sony Group Corp.	2.1%
HDFC Bank Ltd.	2.0%
Ping An Insurance Group Co. of China Ltd.	2.0%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2022

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 Year U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment- grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment- grade corporate bonds meeting specified selection criteria.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Lipper Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

THE MSCI ACWI ex-U.S. Index (net) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2500™ Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the U.S. equity universe.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

© 2022 Morningstar, Inc. All rights reserved. The information contained herein:

(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

11

Madison Funds | April 30, 2022

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 92.5%
Alternative Funds - 1.3%
Invesco Optimum Yield Diversified Commodity Strategy	41,629	$776,381

Bond Funds - 61.8%
iShares Investment Grade Corporate Bond ETF (A)	22,785	1,188,010
Janus Henderson Mortgage-Backed Securities ETF	74,888	3,617,090
Madison Core Bond Fund, Class R6 (B)	1,620,263	15,019,840
Schwab Intermediate-Term U.S. Treasury ETF	157,462	8,148,658
Vanguard Extended Duration Treasury ETF (A)	28,059	2,969,765
Vanguard Short-Term Corporate Bond ETF (A)	70,152	5,387,674
		36,331,037
Foreign Stock Funds - 5.0%
iShares MSCI International Quality Factor ETF, Class Q	16,756	571,380
iShares MSCI United Kingdom ETF (A)	9,310	300,713
Vanguard FTSE All World ex-U.S. ETF	37,590	2,024,597
		2,896,690
Stock Funds - 24.4%
Invesco S&P 500 Quality ETF	81,462	3,776,578
iShares Core S&P Small-Cap ETF, Class E	11,478	1,141,143
iShares Core S&P U.S. Growth ETF	4,456	412,715
iShares MSCI Global Gold Miners ETF	53,069	1,501,322
Madison Dividend Income Fund, Class R6 (B)	32,481	993,586
Madison Investors Fund, Class R6 (B)	94,783	2,348,715
Schwab U.S. Dividend Equity ETF (A)	23,791	1,799,551
Vanguard Information Technology ETF (A)	6,477	2,378,354
		14,351,964
Total Investment Companies
(Cost $56,366,135)		54,356,072
SHORT-TERM INVESTMENTS - 21.1%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (C)	4,254,071	4,254,071
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (C) (D)	8,133,863	8,133,863
		12,387,934

Total Short-Term Investments (Cost $12,387,934)		12,387,934
TOTAL INVESTMENTS - 113.6% (Cost $68,754,069**)		66,744,006
NET OTHER ASSETS AND LIABILITIES -
(13.6%)		(7,981,975)
TOTAL NET ASSETS - 100.0%		$58,762,031

**	Aggregate cost for Federal tax purposes was $68,791,377.
(A)	All or a portion of these securities, with an aggregate fair value of $9,667,392, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 92.0%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified
Commodity Strategy	123,272	$2,299,023
Bond Funds - 38.4%
iShares Investment Grade Corporate Bond ETF	34,028	1,774,220
Janus Henderson Mortgage-Backed
Securities ETF	87,394	4,221,130
Madison Core Bond Fund, Class R6 (A)	1,937,122	17,957,117
Schwab Intermediate-Term U.S. Treasury ETF	204,327	10,573,922
Vanguard Extended Duration Treasury ETF	36,318	3,843,897
Vanguard Short-Term Corporate Bond ETF (B)	79,213	6,083,559
		44,453,845
Foreign Stock Funds - 8.7%
iShares MSCI International Quality Factor ETF, Class Q	58,171	1,983,631
iShares MSCI United Kingdom ETF	36,944	1,193,291
Vanguard FTSE All World ex-U.S. ETF	127,452	6,864,565
		10,041,487
Stock Funds - 42.9%
Invesco S&P 500 Quality ETF	249,403	11,562,323
iShares Core S&P Small-Cap ETF, Class E	48,795	4,851,199
iShares Core S&P U.S. Growth ETF	17,884	1,656,416
iShares MSCI Global Gold Miners ETF	195,552	5,532,166
Madison Dividend Income Fund, Class R6 (A)	103,553	3,167,699
Madison Investors Fund, Class R6 (A)	391,981	9,713,298
Schwab U.S. Dividend Equity ETF (B)	66,144	5,003,132
Vanguard Information Technology ETF	22,403	8,226,382
		49,712,615
Total Investment Companies
(Cost $106,624,074)		106,506,970
SHORT-TERM INVESTMENTS - 14.2%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (C)	9,375,243	9,375,243
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (C) (D)	7,132,475	7,132,475
Total Short-Term Investments (Cost $16,507,718)		16,507,718
TOTAL INVESTMENTS - 106.2% (Cost $123,131,792**)		123,014,688
NET OTHER ASSETS AND LIABILITIES
-(6.2%)		(7,232,777)
TOTAL NET ASSETS - 100.0%		$115,781,911

**	Aggregate cost for Federal tax purposes was $123,294,234.
(A)	Affiliated Company (see Note 14).
(B)	All or a portion of these securities, with an aggregate fair value of $10,497,107, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Financial Statements.

12

Madison Funds | April 30, 2022

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 92.7%
Alternative Funds - 2.8%
Invesco Optimum Yield Diversified Commodity Strategy	90,130	$1,680,924
Bond Funds - 20.1%
iShares Investment Grade Corporate Bond ETF	8,866	462,273
Janus Henderson Mortgage-Backed Securities ETF	19,412	937,600
Madison Core Bond Fund, Class R6 (A)	519,794	4,818,488
Schwab Intermediate-Term U.S. Treasury ETF	64,306	3,327,836
Vanguard Extended Duration Treasury ETF	8,538	903,662
Vanguard Short-Term Corporate Bond ETF (B)	20,724	1,591,603
		12,041,462
Foreign Stock Funds - 12.0%
iShares MSCI International Quality Factor ETF, Class Q	47,893	1,633,151
iShares MSCI United Kingdom ETF	33,066	1,068,032
Vanguard FTSE All World ex-U.S. ETF	83,731	4,509,752
		7,210,935

Stock Funds - 57.8%
Invesco S&P 500 Quality ETF	155,109	7,190,853
iShares Core S&P Small-Cap ETF, Class E	33,011	3,281,954
iShares Core S&P U.S. Growth ETF	17,198	1,592,879
iShares MSCI Global Gold Miners ETF (B)	137,911	3,901,502
Madison Dividend Income Fund, Class R6 (A)	78,223	2,392,852
Madison Investors Fund, Class R6 (A)	288,444	7,147,651
Schwab U.S. Dividend Equity ETF (B)	42,712	3,230,736
Vanguard Information Technology ETF (B)	15,995	5,873,364
		34,611,791

Total Investment Companies (Cost $54,560,891)		55,545,112
SHORT-TERM INVESTMENTS - 18.8%
Short-Term Investments - 18.8%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (C)	4,397,350	4,397,350
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (C) (D)	6,844,441	6,844,441
		11,241,791
Total Short-Term Investments (Cost $11,241,791)		11,241,791
TOTAL INVESTMENTS - 111.5% (Cost $65,802,682**)		66,786,903
NET OTHER ASSETS AND LIABILITIES - (11.5%)		(6,910,844)
TOTAL NET ASSETS - 100.0%		$59,876,059

**	Aggregate cost for Federal tax purposes was $65,868,913.
(A)	Affiliated Company (see Note 14).
(B)	All or a portion of these securities, with an aggregate fair value of $6,507,938, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 95.4%
Airport - 2.7%
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$533,093
Development - 6.7%
Fairfax County Economic Development Authority, Series A, (Prerefunded 10/1/24 @ $100), 5%, 10/1/26	150,000	159,057
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	135,525
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	190,907
Manassas Park Economic Development Authority, 5%, 12/15/28	200,000	224,992
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	293,260
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	287,315
		1,291,056
Education - 9.4%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	342,180
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	423,632
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	511,908
Virginia College Building Authority, Series A, 5%, 9/1/34	125,000	140,813
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	394,755
		1,813,288
Facilities - 6.8%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	251,121
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	107,660

Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	447,059
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	256,224
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	249,672
		1,311,736
General - 11.6%
Chesterfield County Economic Development Authority Revenue, Series B, 3%, 4/1/38	285,000	259,581
James City County Economic Development Authority, 5%, 6/15/30	500,000	565,274
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	253,685
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	125,663
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	252,739
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	262,363
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	5,000	5,012
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	279,632
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	130,228
Wise County Industrial Development Authority, 5%, 11/1/22	100,000	101,617
		2,235,794
General Obligation - 22.3%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	164,843
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	111,895
Arlington County, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	185,268
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	661,712
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	515,679
Danville, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	196,694
Fairfax County, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	252,703
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	452,662
Leesburg, (ST AID WITHHLDG), 5%, 1/15/25	90,000	96,256
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	517,828
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	456,542
Portsmouth, Series A, (Prerefunded 2/1/23 @ $100), (ST AID WITHHLDG), 5%, 2/1/31	75,000	76,775
Spotsylvania County, (ST AID WITHHLDG), 5%, 1/15/24	200,000	209,335
Suffolk, 5%, 2/1/29	100,000	113,375
Virginia Beach, Series A, 4%, 8/1/22	300,000	302,038
		4,313,605
Medical - 4.0%
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	487,380
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	278,363
		765,743
Multifamily Housing - 1.0%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	201,499

See accompanying Notes to Financial Statements.

13

Madison Funds | April 30, 2022

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited) – continued

	Par Value	Value (Note 2,3)
Power - 1.6%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	$301,515

Transportation - 13.8%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	192,199
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	513,674
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	820,004
Richmond Metropolitan Transportation Authority, (NATL-RE), 5.25%, 7/15/22	25,000	25,169
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	100,129
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	542,035
Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	240,770
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	223,295
		2,657,275
Utilities - 1.6%
Richmond Public Utility Revenue, Series A,
(Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	306,728
Water - 13.9%
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	185,470
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	221,506
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	459,808
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	280,371
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	163,926
Henrico Water & Sewer Revenue County, 4%, 5/1/32	500,000	531,076
Prince William County Service Authority, 5%, 7/1/22	250,000	251,527
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	266,618
Upper Occoquan Sewage Authority, 3%, 7/1/49	380,000	328,848
		2,689,150
TOTAL INVESTMENTS - 95.4% (Cost $18,942,434**)		18,420,482
NET OTHER ASSETS AND LIABILITIES - 4.6%		884,203
TOTAL NET ASSETS - 100.0%		$19,304,685

**	Aggregate cost for Federal tax purposes was $18,942,434.
(A)	Restricted. The aggregate cost of such securities is $681,859. The aggregate value is $661,712, representing 3.4% of net assets.
AMT	Automated Manual Transmission.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

Madison Tax-Free National Fund Portfolio of Investments

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 98.0%
Alabama - 7.0%
Butler County Board of Education, (AGM), (Prerefunded 1/1/25 @ $100), 5%, 7/1/37	$235,000	$250,724
Mobile County, General Obligation, 5%, 2/1/39	610,000	697,642
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	177,269
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	167,221
		1,292,856
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	188,457
California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	131,095
Colorado - 3.8%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	261,156
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	445,290
		706,446
Florida - 4.4%
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	532,667
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	269,482
		802,149
Georgia - 2.4%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	150,182
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	295,137
		445,319
Hawaii - 2.6%
Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	470,539
Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	520,489
Illinois - 8.7%
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	606,707
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	480,260
Palatine Village, General Obligation, 2%, 12/1/28	175,000	158,340
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	151,725
Sangamon County School District No. 186 Springfield, Series C, (AGM), 4%, 6/1/23	200,000	203,721
		1,600,753
Indiana - 6.1%
Indianapolis Local Public Improvement Bond Bank Revenue, Series C, 5%, 2/1/24	275,000	288,052
Lincoln Center Building Corp., 4%, 8/1/28	285,000	297,143
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	539,556
		1,124,751
Kansas - 4.2%
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	227,713
Wichita, General Obligation, Series 816, 5%, 12/1/24	510,000	544,150
		771,863
Kentucky - 2.6%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	470,476
Michigan - 0.6%
Redford Unified School District No. 1, General Obligation, (Q-SBLF), 5%, 5/1/22	110,000	110,000
Mississippi - 2.8%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	520,302
Missouri - 2.3%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	428,859
Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	311,678
New Jersey - 6.5%
New Jersey Economic Development Authority Revenue, Series NN, 5%, 3/1/26	450,000	458,372

See accompanying Notes to Financial Statements.

14

Madison Funds | April 30, 2022

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	$285,505
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	289,247
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	154,255
		1,187,379
New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	204,685
New York - 4.4%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	115,945
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	287,932
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	370,000	402,348
		806,225
North Carolina - 1.6%
Cary Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	285,000	290,514
Ohio - 2.8%
Cleveland-Cuyahoga County Port Authority (A), 5%, 7/1/24	500,000	524,631
Oklahoma - 4.6%
Elk City Industrial Authority, 4%, 5/1/30	435,000	452,899
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	386,879
		839,778
Pennsylvania - 3.6%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	393,697
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	259,939
		653,636
Tennessee - 0.7%
Decatur Water & Sewer Revenue, 3%, 6/1/24	120,000	121,250
Texas - 8.1%
Austin, General Obligation, 5%, 9/1/26	550,000	592,659
Center, General Obligation, 3%, 8/15/34	410,000	389,713
Harris County Toll Road Authority, 4%, 8/15/38	300,000	309,046
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	204,282
		1,495,700
Utah - 1.8%
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	326,141
Virginia - 3.0%
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	276,041
Western Regional Jail Authority, 5%, 12/1/34	250,000	273,889
		549,930
Washington - 1.2%
Washington, General Obligation, Series E, 5%, 2/1/29	205,000	213,796
West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	496,582
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	401,846
TOTAL INVESTMENTS - 98.0%
(Cost $18,353,340**)		18,008,125
NET OTHER ASSETS AND LIABILITIES - 2.0%		366,007
TOTAL NET ASSETS - 100.0%		$18,374,132

**	Aggregate cost for Federal tax purposes was $18,353,340.
(A)	Restricted. The aggregate cost of such securities is $524,371. The aggregate value is $524,631, representing 2.9% of net assets.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.

See accompanying Notes to Financial Statements.

15

Madison Funds | April 30, 2022

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 37.3%
Communication Services - 2.7%
Comcast Corp., Series A, 3.15%, 3/1/26	$1,000,000	$982,923
Walt Disney Co., 3.8%, 3/22/30	1,500,000	1,472,926
		2,455,849
Consumer Discretionary - 4.6%
Costco Wholesale Corp., 1.375%, 6/20/27	1,250,000	1,128,703
Cummins, Inc., 1.5%, 9/1/30	1,000,000	818,092
Home Depot, Inc., 2.7%, 4/15/30	1,500,000	1,371,194
NIKE, Inc., 2.75%, 3/27/27	1,000,000	966,255
		4,284,244
Consumer Staples - 5.7%
Coca-Cola Co. (A), 1%, 3/15/28	1,350,000	1,170,362
Hershey Co., 1.7%, 6/1/30	1,300,000	1,104,757
Kimberly-Clark Corp., 1.05%, 9/15/27	1,500,000	1,317,003
PepsiCo, Inc. (A), 2.75%, 3/19/30	1,750,000	1,620,187
		5,212,309
Financials - 17.7%
Bank of America Corp. (3 mo. USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	625,000	624,943
Bank of America Corp. (SOFR + 1.010%) (B), 1.197%, 10/24/26	1,500,000	1,354,420
Bank of New York Mellon Corp. (A), 2.2%, 8/16/23	1,350,000	1,338,782
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	1,000,000	906,274
BlackRock, Inc. (A), 3.5%, 3/18/24	1,000,000	1,009,351
Charles Schwab Corp. (A), 0.9%, 3/11/26	1,250,000	1,134,368
Huntington National Bank, 3.55%, 10/6/23	1,250,000	1,257,444
JPMorgan Chase & Co. (3 mo. USD LIBOR + 1.155%) (B), 3.22%, 3/1/25	1,500,000	1,487,259
Mastercard, Inc., 3.3%, 3/26/27	1,000,000	993,463
Public Storage, 1.95%, 11/9/28	1,332,000	1,184,863
State Street Corp. (SOFR + 0.940%) (A) (B), 2.354%, 11/1/25	1,500,000	1,456,688
Truist Financial Corp. (A), 2.85%, 10/26/24	1,250,000	1,236,071
Truist Financial Corp., 1.95%, 6/5/30	1,000,000	856,298
Wells Fargo & Co. (SOFR + 1.087%) (B), 2.406%, 10/30/25	1,450,000	1,393,282
		16,233,506
Health Care - 1.3%
UnitedHealth Group, Inc. (A), 2.875%, 3/15/23	1,200,000	1,207,320
Industrials - 1.0%
Emerson Electric Co. (A), 2%, 12/21/28	1,000,000	895,005
Information Technology - 3.8%
Apple, Inc., 2.4%, 5/3/23	1,000,000	1,001,089
Salesforce, Inc., 3.25%, 4/11/23	1,300,000	1,309,128
Texas Instruments, Inc., 1.375%, 3/12/25	1,250,000	1,188,484
		3,498,701
Utilities - 0.5%
National Rural Utilities Cooperative Finance Corp. (A), 1%, 6/15/26	500,000	448,731
Total Corporate Notes and Bonds (Cost $36,843,830)		34,235,665
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 61.4%
Fannie Mae - 8.1%
0.500%, 11/7/25	2,250,000	2,067,689
2.125%, 4/24/26	3,125,000	3,030,010
0.750%, 10/8/27	2,600,000	2,314,352
		7,412,051
Freddie Mac - 5.7%
0.375%, 4/20/23	3,000,000	2,948,874
0.375%, 7/21/25	2,500,000	2,307,581
		5,256,455
U.S. Treasury Notes - 47.6%
1.625%, 5/31/23	1,000,000	993,555
2.500%, 8/15/23	2,500,000	2,503,418
0.125%, 10/15/23	1,250,000	1,208,105
2.750%, 11/15/23	2,000,000	2,006,250
2.125%, 2/29/24	2,000,000	1,981,484
1.750%, 6/30/24	2,000,000	1,957,656
2.375%, 8/15/24	2,500,000	2,475,586
1.250%, 8/31/24	2,250,000	2,171,602
0.375%, 9/15/24	3,000,000	2,832,539
2.250%, 11/15/24	2,500,000	2,463,281
2.125%, 5/15/25	2,500,000	2,444,434
0.250%, 10/31/25	2,500,000	2,279,199
0.375%, 1/31/26	2,500,000	2,274,023
1.625%, 5/15/26	2,000,000	1,900,625
1.500%, 8/15/26	2,500,000	2,354,688
0.625%, 3/31/27	2,750,000	2,462,754
2.375%, 5/15/27	2,000,000	1,948,203
2.250%, 11/15/27	2,500,000	2,411,133
1.875%, 2/28/29	3,000,000	2,804,531
1.375%, 11/15/31	2,500,000	2,186,328
		43,659,394
Total U.S. Government and Agency Obligations (Cost $59,363,061)		56,327,900

	Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (C) (D)	1,801,705	1,801,705
Total Short-Term Investments (Cost $1,801,705)		1,801,705
TOTAL INVESTMENTS - 100.7% (Cost $98,008,596**)		92,365,270
NET OTHER ASSETS AND LIABILITIES - (0.7%)		(606,151)
TOTAL NET ASSETS - 100.0%		$91,759,119

**	Aggregate cost for Federal tax purposes was $98,054,607.
(A)	All or a portion of these securities, with an aggregate fair value of $1,761,723, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2022.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

16

Madison Funds | April 30, 2022

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 6.1%
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	$750,000	$754,556
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	343,569	339,322
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,079
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	104,577	103,826
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	387,158
Dell Equipment Finance Trust, Series 2020-2, Class A2 (A), 0.47%, 10/24/22	35,934	35,911
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	123,465	123,573
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	577,715	565,185
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	136,935	136,916
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	1,000,000	990,489
GM Financial Consumer Automobile
Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	500,000	501,590
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	985,522
JPMorgan Chase Bank NA, Series 2020- 1, Class B (A), 0.991%, 1/25/28	423,340	419,011
JPMorgan Chase Bank NA, Series 2020- 2, Class B (A), 0.84%, 2/25/28	665,526	655,080
JPMorgan Chase Bank NA, Series 2021- 1, Class B (A), 0.875%, 9/25/28	592,959	580,483
JPMorgan Chase Bank NA, Series 2021- 2, Class B (A), 0.889%, 12/26/28	520,686	508,988
JPMorgan Chase Bank NA, Series 2021- 3, Class C (A), 0.86%, 2/26/29	595,982	576,239
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	533,168	520,477
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	409,876	408,716
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	488,050
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	1,350,000	1,351,339
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	347,857
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	288,374	288,666
Total Asset Backed Securities (Cost $11,422,937)		11,169,033
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.8%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B) , 2.879%, 7/25/49	183,185	179,979
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (C) (D), 1.724%, 2/25/55	182,328	177,251
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	567,649	534,742
Federal Home Loan Mortgage Corp.
REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	760,046	37,717
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 1.039%, 10/25/33	703,824	696,718
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (D), 0.939%, 1/25/34	14,266	14,244
Federal National Mortgage Association
Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (D), 1.289%, 12/25/41	427,455	422,530
Federal National Mortgage Association
REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	674,457	60,286
Federal National Mortgage Association
REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	358,428	357,469
Federal National Mortgage Association
REMICS, Series 2011-36, Class QB, 4%, 5/25/31	460,410	465,882
Federal National Mortgage Association
REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	112,987	119,540
Federal National Mortgage Association
REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	89,425	96,114
Federal National Mortgage Association
REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,938,787	494,430
Federal National Mortgage Association
REMICS, Series 2016-21, Class BA, 3%, 3/25/42	81,069	81,094
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (C) (D), 2.5%, 9/25/41	642,077	599,637
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	961,242	915,816
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	100,587	1,920
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (C) (D), 2.5%, 5/25/51	539,760	477,892
JPMorgan Mortgage Trust, Series 2019- 5, Class A3 (A) (C) (D), 4%, 11/25/49	38,832	38,397
JPMorgan Mortgage Trust, Series 2019- 7, Class A3 (A) (C) (D), 3.5%, 2/25/50	111,305	106,870
JPMorgan Mortgage Trust, Series 2021- 1, Class A3 (A) (C) (D), 2.5%, 6/25/51	719,987	634,826
JPMorgan Mortgage Trust, Series 2021- 3, Class A3 (A) (C) (D), 2.5%, 7/25/51	934,111	825,767
JPMorgan Mortgage Trust, Series 2021- 6, Class A4 (A) (C) (D), 2.5%, 10/25/51	830,641	769,057
JPMorgan Mortgage Trust, Series 2021- 14, Class A4 (A) (C) (D), 2.5%, 5/25/52	927,372	855,265
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	155,329	144,570
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	14,387	14,327
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	143,345	140,234
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	966,523	894,864
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	717,965	663,388
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (C) (D), 2.5%, 1/25/52	492,099	453,462
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	325,633	307,355
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	233,521	223,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	18,105	17,964
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (C) (D), 2.5%, 9/25/51	703,184	620,011
Total Collateralized Mortgage Obligations (Cost $13,745,488)		12,443,614
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	281,067	279,018
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	977,840
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.427%, 9/25/26	15,295,643	175,820
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	998,139
Federal National Mortgage Association- Aces, Series 2017-M15, Class ATS2 (C) (D), 3.209%, 11/25/27	850,941	840,250
FREMF Mortgage Trust, Series 2013- K33, Class B (A) (C) (D), 3.611%, 8/25/46	900,000	898,828
FREMF Mortgage Trust, Series 2015- K721, Class B (A) (C) (D), 3.708%, 11/25/47	850,000	852,350
FREMF Mortgage Trust, Series 2015- K44, Class B, (A) (C) (D), 3.795%, 1/25/48	750,000	739,631
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	722,000	-
Total Commercial Mortgage- Backed Securities (Cost $5,907,805)		5,761,876

See accompanying Notes to Financial Statements.

17

Madison Funds | April 30, 2022

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 31.7%
Communication Services - 3.2%
AT&T, Inc., 2.25%, 2/1/32	500,000	$416,698
AT&T, Inc., 4.75%, 5/15/46	500,000	496,861
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	300,000	267,072
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	509,130
Diamond Sports Group LLC/Diamond Sports Finance Co., Series AI, 5.375%, 8/15/26	100,000	36,500
Discovery Communications LLC, 5%, 9/20/37	500,000	472,215
eBay, Inc., 1.9%, 3/11/25	325,000	309,593
Expedia Group, Inc., 3.25%, 2/15/30	500,000	446,481
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	194,500
Magallanes, Inc. (A), 5.141%, 3/15/52	500,000	448,819
Magallanes, Inc. (A), 5.391%, 3/15/62	250,000	222,605
Netflix, Inc., 6.375%, 5/15/29	250,000	265,000
T-Mobile USA, Inc., 2.625%, 4/15/26	400,000	372,000
VeriSign, Inc., 2.7%, 6/15/31	500,000	432,314
Verizon Communications, Inc., 4.4%, 11/1/34	500,000	493,267
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	421,297
		5,804,352
Consumer Discretionary - 2.4%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	323,784
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	180,217
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	219,390
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	350,000
		346,937
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	357,108
Home Depot, Inc., 3.35%, 4/15/50	250,000	210,704
Lowe’s Cos., Inc., 3%, 10/15/50	500,000	371,462
Lowe’s Cos., Inc., 4.25%, 4/1/52	750,000	676,169
McDonald’s Corp., 2.125%, 3/1/30	250,000	216,681
QVC, Inc., 4.75%, 2/15/27	250,000	224,123
Southwest Airlines Co., 5.25%, 5/4/25	350,000	361,992
Southwest Airlines Co., 5.125%, 6/15/27	500,000	518,790
Tractor Supply Co., 1.75%, 11/1/30	550,000	446,405
		4,453,762
Consumer Staples - 1.6%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	465,116
Conagra Brands, Inc., 0.5%, 8/11/23	600,000	580,364
General Mills, Inc., 2.875%, 4/15/30	200,000	181,765
Hormel Foods Corp., 1.8%, 6/11/30	200,000	169,566
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	252,625
Mars, Inc. (A), 3.875%, 4/1/39	400,000	370,960
Mars, Inc. (A), 2.375%, 7/16/40	350,000	263,547
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	314,805
Sysco Corp., 5.95%, 4/1/30	199,000	217,055
		2,815,803
Energy - 3.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	396,485
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	350,000	319,046
Energy Transfer LP, 5.25%, 4/15/29	275,000	279,569
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	324,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	501,086
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	403,109
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	279,243
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	577,743
MPLX LP, 2.65%, 8/15/30	350,000	302,396
ONEOK, Inc., 5.85%, 1/15/26	150,000	158,073
Phillips 66, 0.9%, 2/15/24	500,000	480,281
Phillips 66, 2.15%, 12/15/30	500,000	420,487
Pioneer Natural Resources Co., 2.15%, 1/15/31	375,000	316,660
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	150,000	148,989
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	300,000	301,497
Valero Energy Corp., 6.625%, 6/15/37	500,000	570,169
Valero Energy Corp., 4%, 6/1/52	175,000	145,926
		5,924,759
Financials - 10.1%
Air Lease Corp., 2.875%, 1/15/26	500,000	468,019
Air Lease Corp., 1.875%, 8/15/26	250,000	222,747
Ally Financial, Inc., Series B, (5 yr. CMT + 3.868%) (D), 4.7%, 5/15/26	250,000	215,875
American International Group, Inc., 4.75%, 4/1/48	150,000	154,210
Athene Global Funding (A), 1.45%, 1/8/26	500,000	453,667
Bank of America Corp., Series N, (SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	362,488
Bank of America Corp., (5 yr. CMT + 2.000%) (D), 3.846%, 3/8/37	350,000	311,815
Bank of New York Mellon Corp., Series I, (5 yr. CMT + 2.630%) (D), 3.75%, 12/20/26	400,000	356,000
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	291,873
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	500,000	453,137
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	312,511
BlackRock, Inc. (E), 2.1%, 2/25/32	350,000	296,138
Bread Financial Holdings, Inc. (A) (F), 4.75%, 12/15/24	500,000	485,000
Capital One Financial Corp., Series M, (5 yr. CMT + 3.157%) (D) (E), 3.95%, 9/1/26	350,000	303,625
Capital One Financial Corp., (SOFR + 1.790%) (D), 3.273%, 3/1/30	350,000	318,478
Cboe Global Markets, Inc., 3.65%, 1/12/27	225,000	224,046
Charles Schwab Corp., Series H, (10 yr. CMT + 3.079%) (D), 4%, 12/1/30	550,000	466,191
Credit Acceptance Corp. (A), 5.125%, 12/31/24	155,000	153,142
Empower Finance LP (A), 3.075%, 9/17/51	350,000	268,827
Fifth Third Bancorp (E), 2.55%, 5/5/27	350,000	327,840
Fifth Third Bancorp, 4.337%, 4/25/33	350,000	348,614
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	221,620
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	336,532
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	400,000	378,509
Goldman Sachs Group, Inc. (SOFR + 0.913%) (D), 1.948%, 10/21/27	500,000	449,427
Huntington Bancshares, Inc. (5 yr. CMT + 1.170%) (A) (D), 2.487%, 8/15/36	700,000	580,064
Huntington National Bank, 3.55%, 10/6/23	500,000	502,978
Intercontinental Exchange, Inc. (E), 3.75%, 9/21/28	250,000	246,164
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	235,639
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	450,000	370,434
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (D) (E), 4%, 4/1/25	600,000	557,316
JPMorgan Chase & Co. (3 mo. USD SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	579,230
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	198,653
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	121,925
M&T Bank Corp., 3.55%, 7/26/23	250,000	251,131
MetLife, Inc., Series G, (5 yr. CMT + 3.576%) (D) (E), 3.85%, 9/15/25	350,000	335,583
Morgan Stanley, (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	165,137
Morgan Stanley, (SOFR + 1.020%) (D), 1.928%, 4/28/32	500,000	403,266
MPT Operating Partnership LP/MPT Finance Corp., 5%, 10/15/27	250,000	239,878
NASDAQ, Inc., 1.65%, 1/15/31	750,000	603,100
Old Republic International Corp., 3.85%, 6/11/51	300,000	245,423
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	209,515
PNC Bank NA, 2.7%, 10/22/29	250,000	224,474
Prudential Financial, Inc.(5 yr. CMT + 3.035%) (D), 3.7%, 10/1/50	250,000	218,943
Public Storage, 1.95%, 11/9/28	250,000	222,384
Regions Financial Corp. (E), 1.8%, 8/12/28	500,000	434,957
SBA Communications Corp., 3.875%, 2/15/27	350,000	332,220
State Street Corp. (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	228,218

See accompanying Notes to Financial Statements.

18

Madison Funds | April 30, 2022

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
STORE Capital Corp., 4.5%, 3/15/28	500,000	$501,686
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	241,146
Truist Bank, 2.25%, 3/11/30	325,000	281,160
Truist Financial Corp., (SOFR + 0.609%) (D), 1.267%, 3/2/27	500,000	454,678
Wells Fargo & Co., (SOFR + 2.000%) (D), 2.188%, 4/30/26	350,000	330,789
Wells Fargo & Co., (SOFR + 2.100%) (D), 2.393%, 6/2/28	250,000	227,655
Welltower, Inc., 2.05%, 1/15/29	500,000	434,611
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	271,019
		18,429,707
Health Care - 2.2%
AbbVie, Inc., 3.75%, 11/14/23	400,000	404,351
Baxter International, Inc. (A), 2.272%, 12/1/28	400,000	356,599
Centene Corp., 2.45%, 7/15/28	500,000	436,275
Cigna Corp., 4.9%, 12/15/48	500,000	497,697
CVS Health Corp., 5.125%, 7/20/45	500,000	501,585
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	215,716
Humana, Inc., 1.35%, 2/3/27	250,000	221,001
PerkinElmer, Inc., 0.55%, 9/15/23	425,000	411,490
UnitedHealth Group, Inc. (E), 2.3%, 5/15/31	300,000	263,081
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	223,761
Viatris, Inc., 2.7%, 6/22/30	400,000	330,646
Zoetis, Inc., 3%, 5/15/50	250,000	197,763
		4,059,965
Industrials - 3.7%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	489,655
Ball Corp., 4.875%, 3/15/26	475,000	476,187
Block, Inc. (A), 2.75%, 6/1/26	450,000	410,409
Boeing Co., 2.196%, 2/4/26	400,000	364,884
Boeing Co., 3.625%, 2/1/31	350,000	314,944
Boeing Co., 5.805%, 5/1/50	350,000	352,029
Carlisle Cos., Inc., 3.5%, 12/1/24	500,000	497,567
Carrier Global Corp., 3.577%, 4/5/50	200,000	160,960
Howmet Aerospace, Inc., 5.125%, 10/1/24	200,000	203,500
Martin Marietta Materials, Inc., 3.2%, 7/15/51	500,000	372,363
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	307,271
Quanta Services, Inc., 2.9%, 10/1/30	500,000	436,770
TD SYNNEX Corp. (A), 1.75%, 8/9/26	500,000	449,540
TD SYNNEX Corp. (A), 2.65%, 8/9/31	250,000	203,918
Textron, Inc., 2.45%, 3/15/31	250,000	212,629
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	473,219
Vulcan Materials Co., 3.5%, 6/1/30	150,000	142,467
WRKCo, Inc., 3.9%, 6/1/28	700,000	684,209
WRKCo, Inc., 3%, 6/15/33	300,000	261,729
		6,814,250

Information Technology - 2.7%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,491
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	116,379
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	625,000	442,165
Fiserv, Inc., 3.5%, 7/1/29	750,000	699,140
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	383,366
HP, Inc., 2.65%, 6/17/31	600,000	497,546
Intuit, Inc., 1.65%, 7/15/30	250,000	208,692
Lam Research Corp., 1.9%, 6/15/30	200,000	171,084
Marvell Technology, Inc., 4.2%, 6/22/23	500,000	504,737
Oracle Corp., 3.95%, 3/25/51	750,000	571,463
Salesforce, Inc. (E), 2.9%, 7/15/51	500,000	392,767
VMware, Inc., 2.2%, 8/15/31	500,000	407,388
Vontier Corp., 1.8%, 4/1/26	300,000	266,862
Workday, Inc., 3.7%, 4/1/29	300,000	286,801
		4,957,881
Materials - 0.6%
Arconic Corp. (A), 6%, 5/15/25	250,000	250,852
EI du Pont de Nemours & Co., 1.7%, 7/15/25	150,000	141,613
International Flavors & Fragrances, Inc. (A), 3.468%, 12/1/50	500,000	388,038
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	322,354
		1,102,857
Utilities - 1.9%
AES Corp., 1.375%, 1/15/26	750,000	672,395
Berkshire Hathaway Energy Co. (E), 1.65%, 5/15/31	350,000	286,935
Duke Energy Corp., 3.75%, 9/1/46	500,000	415,499
Florida Power & Light Co., 2.875%, 12/4/51	700,000	550,020
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	210,310
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	600,000	531,865
PECO Energy Co., 3.05%, 3/15/51	750,000	599,699
Wisconsin Electric Power Co., 1.7%, 6/15/28	300,000	265,242
		3,531,965

Total Corporate Notes and Bonds (Cost $64,240,179)		57,895,301
FOREIGN CORPORATE BONDS - 2.3%
Communication Services - 0.4%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	415,030
Vodafone Group PLC, 5%, 5/30/38	250,000	248,923
		663,953
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	247,986
Financials - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	444,824
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	242,562
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	446,643
Royal Bank of Canada, 1.15%, 6/10/25	250,000	230,843
UBS Group AG (5 yr. CMT + 3.313%) (A) (D), 4.375%, 2/10/31	400,000	333,880
		1,698,752
Health Care - 0.7%
Royalty Pharma PLC, 2.2%, 9/2/30	500,000	417,658
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	369,047
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	408,603
		1,195,308
Information Technology - 0.2%
Analog Devices, Inc. (E), 1.7%, 10/1/28	500,000	438,504
Total Foreign Corporate Bonds (Cost $4,845,017)		4,244,503
MORTGAGE BACKED SECURITIES - 11.9%
Fannie Mae - 7.1%
3%, 9/1/30 Pool # 890696	372,478	370,956
3%, 12/1/30 Pool # AL8924	186,355	185,150
7%, 11/1/31 Pool # 607515	4,176	4,424
3.5%, 12/1/31 Pool # MA0919	122,109	121,758
6.5%, 3/1/32 Pool # 631377	14,761	15,684
6.5%, 5/1/32 Pool # 636758	885	941
7%, 5/1/32 Pool # 644591	423	433
6.5%, 6/1/32 Pool # 545691	25,858	27,787
3.5%, 8/1/32 Pool # MA3098	161,099	162,224
3.5%, 9/1/32 Pool # MA3126	111,501	112,229
5.5%, 11/1/33 Pool # 555880	32,301	34,047
5%, 5/1/34 Pool # 780890	14,064	14,906
4%, 2/1/35 Pool # MA2177	299,561	304,463
5%, 8/1/35 Pool # 829670	32,507	34,144
5%, 9/1/35 Pool # 820347	47,018	50,110
5%, 9/1/35 Pool # 835699	39,253	41,045
3.5%, 12/1/35 Pool # MA2473	283,710	282,026
4.5%, 12/1/35 Pool # 745147	4,963	5,175
5%, 12/1/35 Pool # 850561	12,022	12,691
6%, 11/1/36 Pool # 902510	36,085	39,869
6%, 10/1/37 Pool # 947563	41,516	45,882
6.5%, 12/1/37 Pool # 889072	28,934	31,584
6.5%, 8/1/38 Pool # 987711	61,298	67,415
3%, 11/1/39 Pool # MA3831	119,133	114,169
4%, 9/1/40 Pool # AE3039	305,849	310,365
4%, 1/1/41 Pool # AB2080	223,252	226,035
2.5%, 5/1/41 Pool # MA4334	1,441,987	1,338,839
5.5%, 7/1/41 Pool # AL6588	221,819	236,000
4%, 9/1/41 Pool # AJ1406	113,225	114,451
4%, 10/1/41 Pool # AJ4046	312,037	318,349
3.5%, 11/1/41 Pool # AB3867	114,473	113,291
2.5%, 3/1/42 Pool # MA4571	1,984,487	1,841,349

See accompanying Notes to Financial Statements.

19

Madison Funds | April 30, 2022

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
2.5%, 3/1/42 Pool # CB3076	744,528	$693,560
4%, 3/1/42 Pool # AL1998	472,522	479,745
3.5%, 6/1/42 Pool # AO4134	510,991	504,833
3.5%, 8/1/42 Pool # AP2133	238,682	235,809
3%, 9/1/42 Pool # AP6568	59,121	56,715
3.5%, 9/1/42 Pool # AB6228	155,230	153,635
4%, 10/1/42 Pool # AP7363	315,585	319,502
3.5%, 1/1/43 Pool # AQ9326	299,319	295,710
3%, 2/1/43 Pool # AL3072	497,562	480,308
3.5%, 3/1/43 Pool # AT0310	248,618	246,061
3.5%, 4/1/43 Pool # AT2887	229,980	227,615
4%, 1/1/45 Pool # AS4257	75,081	76,013
4.5%, 10/1/46 Pool # MA2783	43,030	44,302
3%, 1/1/47 Pool # BE0108	385,527	370,121
2.5%, 12/1/47 Pool # FM3165	773,419	711,800
3%, 8/1/48 Pool # FS0517	944,328	906,892
4%, 11/1/50 Pool # FM5530	685,930	684,138
		13,064,550
Freddie Mac - 4.8%
4.5%, 2/1/25 Pool # J11722	25,155	25,697
4.5%, 5/1/25 Pool # J12247	56,452	57,799
8%, 6/1/30 Pool # C01005	325	357
6.5%, 1/1/32 Pool # C62333	15,873	16,882
2.5%, 2/1/32 Pool # ZS8641	260,551	254,379
3.5%, 8/1/32 Pool # C91485	140,139	139,854
4%, 5/1/33 Pool # G18693	261,916	268,735
4.5%, 6/1/34 Pool # C01856	183,421	191,548
2.5%, 6/1/35 Pool # RC1421	386,401	370,855
6.5%, 11/1/36 Pool # C02660	4,009	4,389
5.5%, 1/1/37 Pool # G04593	114,454	121,843
5.5%, 11/1/37 Pool # A68787	75,055	80,235
5.5%, 12/1/38 Pool # G05267	188,267	200,436
4.5%, 8/1/39 Pool # G08361	186,704	195,021
3.5%, 11/1/40 Pool # G06168	169,904	168,297
2%, 3/1/41 Pool # RB5105	1,085,469	977,831
2.5%, 6/1/41 Pool # SC0151	928,413	863,134
4%, 10/1/41 Pool # Q04092	346,065	350,272
4.5%, 3/1/42 Pool # G07491	209,097	218,240
3%, 9/1/42 Pool # C04233	293,121	283,168
3%, 2/1/43 Pool # Q15767	203,524	196,199
3%, 4/1/43 Pool # V80025	212,476	204,201
3%, 4/1/43 Pool # V80026	209,284	202,044
3.5%, 8/1/44 Pool # Q27927	234,639	232,417
3%, 7/1/45 Pool # G08653	333,701	321,046
3.5%, 8/1/45 Pool # Q35614	253,037	249,991
3%, 11/1/45 Pool # G08675	273,493	262,873
3%, 1/1/46 Pool # G08686	350,991	337,357
3%, 10/1/46 Pool # G60722	373,502	358,820
3.5%, 11/1/47 Pool # Q52079	302,279	297,261
2.5%, 4/1/48 Pool # QA2240	931,373	856,870
3%, 7/1/49 Pool # QA1033	424,244	402,218
		8,710,269
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	4,171	4,451
6.5%, 4/20/31 Pool # 3068	2,071	2,232
4%, 4/15/39 Pool # 698089	13,299	13,755
		20,438

Total Mortgage Backed Securities (Cost $22,961,000)		21,795,257
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 35.9%
U.S. Treasury Bonds - 9.1%
6.625%, 2/15/27	$2,000,000	2,326,016
5.375%, 2/15/31	1,250,000	1,490,674
4.500%, 5/15/38	1,250,000	1,498,389
2.250%, 5/15/41	4,250,000	3,692,353
3.750%, 8/15/41	1,000,000	1,087,656
3.000%, 5/15/45	1,000,000	970,430
3.000%, 5/15/47	750,000	734,707
3.375%, 11/15/48	500,000	531,191
1.250%, 5/15/50	3,250,000	2,177,500
1.875%, 2/15/51	2,750,000	2,165,625
		16,674,541
U.S. Treasury Notes - 26.8%
2.750%, 2/15/24	5,500,000	5,510,312
2.250%, 12/31/24	6,000,000	5,907,187
2.250%, 11/15/25	7,000,000	6,842,773
0.375%, 1/31/26	5,500,000	5,002,852
1.500%, 8/15/26	5,000,000	4,709,375
2.375%, 5/15/27	3,750,000	3,652,881
2.875%, 5/15/28	2,250,000	2,239,717
2.625%, 2/15/29	6,000,000	5,883,516
0.625%, 8/15/30	5,000,000	4,167,187
1.375%, 11/15/31	5,750,000	5,028,555
		48,944,355

Total U.S. Government and Agency Obligations (Cost $70,443,207)		65,618,896

	Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (G)	1,720,618	1,720,618
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (G) (H)	2,316,835	2,316,835
Total Short-Term Investments (Cost $4,037,453)		4,037,453
TOTAL INVESTMENTS - 100.1% (Cost $197,603,086**)		182,965,933
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(194,337)
TOTAL NET ASSETS - 100.0%		$182,771,596

**	Aggregate cost for Federal tax purposes was $197,800,931.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Stepped rate security. Rate shown is as of April 30, 2022.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of April 30, 2022.
(E)	All or a portion of these securities, with an aggregate fair value of $2,266,611, are on loan as part of a securities lending program. See footnote (H) and Note 11 for details on the securities lending program.
(F)	Restricted. The aggregate cost of such securities is $500,000. The aggregate value is $ 485,000, representing 0.3% of net assets.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.

See accompanying Notes to Financial Statements.

20

Madison Funds | April 30, 2022

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 67.6%
Communication Services - 4.2%
Comcast Corp., Class A	95,550	$3,799,068
Verizon Communications, Inc.	76,350	3,535,005
		7,334,073
Consumer Discretionary - 5.4%
Home Depot, Inc.	13,300	3,995,320
McDonald’s Corp.	16,650	4,148,514
Starbucks Corp.	18,950	1,414,428
		9,558,262
Consumer Staples - 7.6%
Archer-Daniels-Midland Co.	37,950	3,398,802
Coca-Cola Co.	32,650	2,109,516
Colgate-Palmolive Co.	21,350	1,645,018
PepsiCo, Inc.	20,600	3,537,226
Procter & Gamble Co.	17,100	2,745,405
		13,435,967
Energy - 4.5%
Baker Hughes Co.	113,900	3,533,178
EOG Resources, Inc.	27,700	3,234,252
Kinder Morgan, Inc.	65,500	1,188,825
		7,956,255
Financials - 11.9%
Aflac, Inc.	56,350	3,227,728
BlackRock, Inc.	3,825	2,389,401
CME Group, Inc.	17,600	3,860,384
JPMorgan Chase & Co.	21,875	2,611,000
Northern Trust Corp.	20,850	2,148,593
Travelers Cos., Inc., Series A	29,625	5,067,652
U.S. Bancorp	31,950	1,551,492
		20,856,250
Health Care - 14.3%
AmerisourceBergen Corp.	20,750	3,139,268
Bristol-Myers Squibb Co.	69,750	5,250,082
CVS Health Corp.	49,100	4,719,983
Johnson & Johnson	28,900	5,215,294
Medtronic PLC	36,850	3,845,666
Pfizer, Inc.	60,900	2,988,363
		25,158,656
Industrials - 7.3%
Emerson Electric Co.	21,550	1,943,379
Fastenal Co.	45,900	2,538,729
Honeywell International, Inc.	16,200	3,134,862
PACCAR, Inc.	38,050	3,160,052
Union Pacific Corp.	9,200	2,155,468
		12,932,490

Information Technology - 6.4%
Analog Devices, Inc.	8,175	1,262,057
Automatic Data Processing, Inc.	6,950	1,516,351
Cisco Systems, Inc.	76,100	3,727,378
Paychex, Inc.	11,725	1,485,909
Texas Instruments, Inc.	19,000	3,234,750
		11,226,445
Materials - 1.9%
Newmont Corp.	15,200	1,107,320
Nucor Corp.	14,050	2,174,659
		3,281,979
Real Estate - 1.6%
American Tower Corp., REIT	11,600	2,795,832

Utilities - 2.5%
Dominion Energy, Inc.	54,800	4,473,872
Total Common Stocks (Cost $86,968,119)		119,010,081

	Par Value
ASSET BACKED SECURITIES - 1.1%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	160,332	158,350
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,079
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	52,289	51,913
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	130,729
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	56,120	56,169
Dell Equipment Finance Trust, Series 2021-1, Class A3 (A), 0.43%, 5/22/26	140,000	136,702
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	123,796	121,111
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	82,161	82,150
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	150,000	150,477
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	173,562	169,663
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	173,376	167,633
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	177,723	173,492
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	102,469	102,179
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	146,415
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	91,667	91,758
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	99,388
Total Asset Backed Securities (Cost $1,973,484)		1,938,208
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.6%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	151,373	142,598
Federal Home Loan Mortgage Corp. REMICS, Series 3187, Class Z, 5%, 7/15/36	105,269	109,637
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 1.039%, 10/25/33	158,360	156,762
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (C), 0.939%, 1/25/34	1,427	1,424
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (C), 1.289%, 12/25/41	170,982	169,012
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	81,926	81,707
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	115,102	116,470
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	41,918	45,053
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,002,645	168,688
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	32,427	32,438
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	91,725	85,662
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	179,920	159,297
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	34,200	32,837

See accompanying Notes to Financial Statements.

21

Madison Funds | April 30, 2022

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	205,711	$181,379
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	116,764	103,221
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	290,724	269,170
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	62,132	57,828
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	2,877	2,865
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	207,996	192,575
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	191,457	176,903
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	196,840	181,385
Sequoia Mortgage Trust, Series 2013- 7, Class A2 (B) (C), 3%, 6/25/43	156,171	147,405
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	116,760	111,998
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	30,024	29,790
Total Collateralized Mortgage Obligations (Cost $2,921,590)		2,756,104
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	175,667	174,386
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	598,883
Federal National Mortgage Association-Aces, Series 2013-M12, Class APT (B) (C), 2.478%, 3/25/23	159,106	158,320
Federal National Mortgage Association-Aces, Series 2017-M15, Class A1 (B) (C), 3.057%, 9/25/27	197,683	197,794
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.209%, 11/25/27	236,373	233,403
FREMF Mortgage Trust, Series 2015- K721, Class B (A) (B) (C), 3.708%, 11/25/47	250,000	250,691
FREMF Mortgage Trust, Series 2015- K44, Class B, (A) (B) (C), 3.795%, 1/25/48	240,000	236,682
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	534,000	-

Total Commercial Mortgage-Backed Securities (Cost $1,872,943)		1,850,159
CORPORATE NOTES AND BONDS - 9.8%
Communication Services - 1.3%
Amazon.com, Inc. (D), 1.65%, 5/12/28	350,000	311,653
AT&T, Inc. (D), 2.25%, 2/1/32	150,000	125,009
AT&T, Inc., 4.75%, 5/15/46	200,000	198,744
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	200,000	203,652
Comcast Corp., 4.15%, 10/15/28	275,000	277,151
Discovery Communications LLC, 5%, 9/20/37	250,000	236,108
eBay, Inc., 1.9%, 3/11/25	50,000	47,630
eBay, Inc. (D), 2.6%, 5/10/31	250,000	216,744
Expedia Group, Inc., 3.25%, 2/15/30	200,000	178,592
Magallanes, Inc. (A), 5.141%, 3/15/52	75,000	67,323
Magallanes, Inc. (A), 5.391%, 3/15/62	50,000	44,521
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	93,000
Verizon Communications, Inc., 4.329%, 9/21/28	150,000	150,792
Verizon Communications, Inc., 3.875%, 2/8/29	100,000	98,797
		2,249,716
Consumer Discretionary - 0.7%
7-Eleven, Inc. (A), 1.8%, 2/10/31	100,000	80,946
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	102,031
Home Depot, Inc., 3.35%, 4/15/50	100,000	84,282
Lowe’s Cos., Inc., 3%, 10/15/50	250,000	185,731
Lowe’s Cos., Inc., 4.25%, 4/1/52	125,000	112,695
McDonald’s Corp., 2.125%, 3/1/30	50,000	43,336
McDonald’s Corp., 4.875%, 12/9/45	300,000	303,662
Southwest Airlines Co., 5.25%, 5/4/25	50,000	51,713
Southwest Airlines Co., 5.125%, 6/15/27	200,000	207,516
Tractor Supply Co., 1.75%, 11/1/30	125,000	101,456
		1,273,368
Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	150,000	145,091
Hormel Foods Corp., 1.8%, 6/11/30	100,000	84,783
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	75,000	63,156
Mars, Inc. (A) (D), 2.375%, 7/16/40	250,000	188,248
Mars, Inc. (A), 3.95%, 4/1/49	200,000	187,610
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	48,432
Sysco Corp., 5.95%, 4/1/30	67,000	73,079
		790,399
Energy - 1.7%
BP Capital Markets America, Inc., 3.119%, 5/4/26	200,000	195,676
ConocoPhillips Co., 4.15%, 11/15/34	129,000	123,880
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	150,000	136,734
Energy Transfer LP, 5.25%, 4/15/29	75,000	76,246
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	300,651
Exxon Mobil Corp., 4.114%, 3/1/46	125,000	119,392
Kinder Morgan, Inc., 5.55%, 6/1/45	200,000	201,554
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	101,543
MPLX LP, 4.8%, 2/15/29	150,000	152,196
MPLX LP, 2.65%, 8/15/30	100,000	86,399
Phillips 66, 2.15%, 12/15/30	200,000	168,195
Phillips 66, 4.65%, 11/15/34	150,000	150,036
Pioneer Natural Resources Co., 2.15%, 1/15/31	75,000	63,332
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	200,000	198,652
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	20,068
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	283,308
Valero Energy Corp., 6.625%, 6/15/37	250,000	285,085
Valero Energy Corp., 4%, 6/1/52	50,000	41,693
Valero Energy Partners LP, 4.5%, 3/15/28	300,000	299,742
		3,004,382
Financials - 3.0%
Air Lease Corp., 1.875%, 8/15/26	100,000	89,099
Bank of America Corp. (3 mo. USD LIBOR + 1.090%) (C), 3.093%, 10/1/25	400,000	392,034
Bank of America Corp., Series N, (SOFR + 0.910%) (C), 1.658%, 3/11/27	200,000	181,244
Bank of America Corp., (5 yr. CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	133,635
Bank of New York Mellon Corp., Series I, (5 yr. CMT + 2.630%) (C), 3.75%, 12/20/26	100,000	89,000
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	83,392
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100,000	89,289
BlackRock, Inc. (D), 2.1%, 2/25/32	150,000	126,916
Capital One Financial Corp., Series M, (5 yr. CMT + 3.157%) (C) (D), 3.95%, 9/1/26	100,000	86,750
Capital One Financial Corp., (SOFR + 1.790%) (C), 3.273%, 3/1/30	100,000	90,994
Cboe Global Markets, Inc., 3.65%, 1/12/27	130,000	129,449
Charles Schwab Corp., Series H, (10 yr. CMT + 3.079%) (C), 4%, 12/1/30	175,000	148,334
Empower Finance LP (A), 3.075%, 9/17/51	100,000	76,808
Fifth Third Bancorp (D), 2.55%, 5/5/27	125,000	117,086
Fifth Third Bancorp, 4.337%, 4/25/33	125,000	124,505
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	100,000	84,133
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	94,627
Goldman Sachs Group, Inc. (SOFR + 0.913%) (C), 1.948%, 10/21/27	350,000	314,599
Healthpeak Properties, Inc., 3.25%, 7/15/26	50,000	48,810
Huntington Bancshares, Inc. (5 yr. CMT + 1.170%) (A) (C) (D), 2.487%, 8/15/36	200,000	165,733
Iron Mountain, Inc. (A), 4.5%, 2/15/31	50,000	42,844
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	125,000	102,898

See accompanying Notes to Financial Statements.

22

Madison Funds | April 30, 2022

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C) (D), 4%, 4/1/25	250,000	$232,215
JPMorgan Chase & Co. (3 mo. USD SOFR + 0.695%) (C), 1.04%, 2/4/27	200,000	178,225
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	99,327
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	25,000	20,321
Morgan Stanley, 3.875%, 1/27/26	100,000	99,198
Morgan Stanley, (SOFR + 0.879%) (C), 1.593%, 5/4/27	100,000	89,992
Morgan Stanley, (SOFR + 1.020%) (C), 1.928%, 4/28/32	100,000	80,653
NASDAQ, Inc. (D), 1.65%, 1/15/31	250,000	201,033
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	100,000	83,806
PNC Financial Services Group, Inc., 3.45%, 4/23/29	300,000	289,374
Prudential Financial, Inc. (5 yr. CMT + 3.035%) (C), 3.7%, 10/1/50	125,000	109,471
Public Storage (D), 1.85%, 5/1/28	200,000	178,232
STORE Capital Corp., 4.5%, 3/15/28	100,000	100,337
Synchrony Financial, 3.7%, 8/4/26	150,000	143,683
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	80,382
Truist Bank, 2.25%, 3/11/30	50,000	43,255
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	200,000	181,871
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	100,000	91,062
Welltower, Inc. (D), 2.05%, 1/15/29	100,000	86,922
Weyerhaeuser Co., 3.375%, 3/9/33	150,000	135,509
		5,337,047
Health Care - 0.6%
Centene Corp. (D), 2.45%, 7/15/28	150,000	130,883
Cigna Corp., 4.375%, 10/15/28	50,000	50,226
CVS Health Corp., 5.125%, 7/20/45	250,000	250,792
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	43,143
PerkinElmer, Inc., 0.55%, 9/15/23	250,000	242,053
UnitedHealth Group, Inc., 3.7%, 8/15/49	50,000	44,752
Viatris, Inc., 2.7%, 6/22/30	125,000	103,327
Zoetis, Inc., 3%, 9/12/27	200,000	192,333
Zoetis, Inc., 3%, 5/15/50	100,000	79,105
		1,136,614
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	125,000	102,011
Block, Inc. (A), 2.75%, 6/1/26	100,000	91,202
Boeing Co., 2.196%, 2/4/26	100,000	91,221
Boeing Co., 3.625%, 2/1/31	125,000	112,480
Boeing Co., 5.805%, 5/1/50	50,000	50,290
Martin Marietta Materials, Inc., 3.2%, 7/15/51	200,000	148,945
Otis Worldwide Corp., 2.565%,
2/15/30	125,000	109,740
Quanta Services, Inc., 2.9%, 10/1/30	150,000	131,031
TD SYNNEX Corp. (A), 2.65%, 8/9/31	50,000	40,783
Textron, Inc., 2.45%, 3/15/31	100,000	85,052
TransDigm, Inc. (A), 6.25%, 3/15/26	75,000	74,719
Vulcan Materials Co., 3.5%, 6/1/30	100,000	94,978
WRKCo, Inc., 3.9%, 6/1/28	250,000	244,360
		1,376,812
Information Technology - 0.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	10,000	7,909
Dell International LLC/EMC Corp., 8.35%, 7/15/46	19,000	25,416
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	150,000	106,119
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	95,842
HP, Inc., 2.65%, 6/17/31	200,000	165,849
Intel Corp., 3.734%, 12/8/47	272,000	242,340
Intuit, Inc., 1.65%, 7/15/30	125,000	104,346
Oracle Corp., 3.95%, 3/25/51	150,000	114,293
Salesforce, Inc., 2.9%, 7/15/51	100,000	78,553
		940,667
Materials - 0.3%
DuPont de Nemours, Inc., 4.725%, 11/15/28	180,000	186,179
EI du Pont de Nemours & Co. (D), 1.7%, 7/15/25	50,000	47,204
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	220,511
		453,894
Utilities - 0.4%
AES Corp., 1.375%, 1/15/26	250,000	224,132
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	102,477
Florida Power & Light Co., 2.875%, 12/4/51	150,000	117,861
Interstate Power & Light Co. (D), 3.5%, 9/30/49	100,000	84,124
PECO Energy Co., 3.05%, 3/15/51	193,000	154,322
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	88,414
		771,330
Total Corporate Notes and Bonds (Cost $18,934,205)		17,334,229
FOREIGN CORPORATE BONDS - 0.7%
Financials - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	150,000	133,447
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	145,538
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	150,000	133,993
Bank of Montreal, Series E, 3.3%, 2/5/24	110,000	110,055
UBS Group AG(5 yr. CMT + 3.313%) (A) (C), 4.375%, 2/10/31	200,000	166,940
		689,973
Health Care - 0.3%
Royalty Pharma PLC, 2.2%, 9/2/30	250,000	208,829
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	184,523
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	150,000	122,581
		515,933
Total Foreign Corporate Bonds (Cost $1,388,390)		1,205,906
LONG TERM MUNICIPAL BONDS - 0.3%
General - 0.3%
Hillsboro School District No 1J	200,000	205,070
Metropolitan Transportation
Authority Revenue	325,000	364,239
University of Massachusetts Building
Authority Revenue	35,000	35,097
		604,406
Total Long Term Municipal Bonds (Cost $635,070)		604,406
MORTGAGE BACKED SECURITIES - 3.9%
Fannie Mae - 2.3%
3%, 9/1/30 Pool # 890696	78,100	77,781
3%, 12/1/30 Pool # AL8924	124,237	123,434
7%, 11/1/31 Pool # 607515	4,176	4,424
3.5%, 12/1/31 Pool # MA0919	194,535	193,975
7%, 5/1/32 Pool # 644591	676	692
3.5%, 8/1/32 Pool # MA3098	53,700	54,075
3.5%, 9/1/32 Pool # MA3126	45,365	45,661
5.5%, 10/1/33 Pool # 254904	22,642	24,094
4%, 2/1/35 Pool # MA2177	129,810	131,934
5%, 8/1/35 Pool # 829670	18,899	19,851
5%, 9/1/35 Pool # 820347	28,046	29,890
5%, 9/1/35 Pool # 835699	24,433	25,548
3%, 12/1/35 Pool # AS6267	93,369	90,322
5%, 12/1/35 Pool # 850561	7,317	7,725
4%, 6/1/36 Pool # AL8618	90,945	92,211
5.5%, 9/1/36 Pool # 831820	37,214	39,564
5.5%, 10/1/36 Pool # 901723	6,153	6,430
5.5%, 12/1/36 Pool # 903059	33,713	35,457
3%, 11/1/39 Pool # MA3831	59,567	57,085
2.5%, 5/1/41 Pool # MA4334	225,310	209,194
4.5%, 7/1/41 Pool # AB3274	67,631	70,570
5.5%, 7/1/41 Pool # AL6588	66,546	70,800
2.5%, 3/1/42 Pool # CB3076	248,176	231,187
2.5%, 3/1/42 Pool # MA4571	248,061	230,169
3.5%, 6/1/42 Pool # AO4134	119,763	118,320
4%, 6/1/42 Pool # MA1087	73,770	74,692
3.5%, 8/1/42 Pool # AO8100	40,867	40,447
3.5%, 8/1/42 Pool # AP2133	71,605	70,743
4%, 10/1/42 Pool # AP7363	135,251	136,930
3%, 2/1/43 Pool # AB8486	114,237	110,228
3%, 2/1/43 Pool # AB8563	75,066	72,400
3%, 2/1/43 Pool # AL3072	151,903	146,635

See accompanying Notes to Financial Statements.

23

Madison Funds | April 30, 2022

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
3%, 3/1/43 Pool # AB8818	111,437	$107,492
3.5%, 3/1/43 Pool # AT0310	71,034	70,303
4%, 1/1/45 Pool # MA2145	121,091	122,593
4%, 1/1/45 Pool # AS4257	39,516	40,007
4.5%, 2/1/45 Pool # MA2193	76,161	79,137
3.5%, 12/1/45 Pool # AS6309	60,807	60,109
3%, 1/1/47 Pool # BE0108	128,509	123,374
2.5%, 12/1/47 Pool # FM3165	257,806	237,267
3.5%, 12/1/47 Pool # MA3210	124,526	121,997
4%, 7/1/48 Pool # MA3415	33,049	33,002
3%, 8/1/48 Pool # FS0517	236,082	226,723
4%, 11/1/50 Pool # FM5530	228,643	228,046
		4,092,518
Freddie Mac - 1.6%
4.5%, 2/1/25 Pool # J11722	6,289	6,424
4.5%, 5/1/25 Pool # J12247	6,048	6,193
8%, 6/1/30 Pool # C01005	602	661
6.5%, 1/1/32 Pool # C62333	23,810	25,323
2.5%, 2/1/32 Pool # ZS8641	173,700	169,586
2.5%, 6/1/35 Pool # RC1421	128,800	123,618
4.5%, 8/1/39 Pool # G08361	93,352	97,510
3.5%, 11/1/40 Pool # G06168	90,126	89,273
2%, 3/1/41 Pool # RB5105	434,187	391,132
2.5%, 6/1/41 Pool # SC0151	232,103	215,784
4.5%, 9/1/41 Pool # Q03516	55,687	58,036
4%, 10/1/41 Pool # Q04092	81,797	82,792
3%, 8/1/42 Pool # G08502	77,410	74,781
3%, 9/1/42 Pool # C04233	53,966	52,134
3%, 4/1/43 Pool # V80025	141,651	136,134
3%, 4/1/43 Pool # V80026	139,523	134,696
3.5%, 8/1/44 Pool # Q27927	181,845	180,123
3%, 7/1/45 Pool # G08653	111,234	107,015
3.5%, 8/1/45 Pool # Q35614	126,518	124,996
3%, 10/1/46 Pool # G60722	121,388	116,616
4%, 3/1/47 Pool # Q46801	49,382	49,622
3.5%, 12/1/47 Pool # Q52955	163,042	160,389
2.5%, 4/1/48 Pool # QA2240	206,972	190,416
3%, 7/1/49 Pool # QA1033	126,126	119,578
		2,712,832

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	5,839	6,232
6.5%, 4/20/31 Pool # 3068	3,452	3,720
		9,952
Total Mortgage Backed Securities (Cost $7,179,457)		6,815,302
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 11.4%
U.S. Treasury Bonds - 2.9%
6.625%, 2/15/27	$700,000	814,105
2.250%, 5/15/41	1,500,000	1,303,184
3.750%, 8/15/41	400,000	435,063
3.000%, 5/15/42	400,000	390,469
2.500%, 2/15/45	500,000	444,062
2.500%, 5/15/46	200,000	177,969
3.000%, 2/15/48	250,000	246,689
1.250%, 5/15/50	1,250,000	837,500
1.875%, 2/15/51	500,000	393,750
		5,042,791
U.S. Treasury Notes - 8.5%
2.250%, 12/31/24	2,000,000	1,969,062
2.000%, 8/15/25	2,000,000	1,943,047
2.250%, 11/15/25	2,000,000	1,955,078
0.375%, 1/31/26	1,500,000	1,364,414
1.500%, 8/15/26	1,500,000	1,412,813
0.375%, 9/30/27	1,000,000	872,305
2.875%, 5/15/28	750,000	746,572
2.625%, 2/15/29	2,000,000	1,961,172
0.625%, 8/15/30	1,750,000	1,458,516
1.375%, 11/15/31	1,500,000	1,311,797
		14,994,776

Total U.S. Government and Agency Obligations (Cost $21,569,394)		20,037,567

	Shares
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (E)	2,940,747	2,940,747
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (E) (F)	1,563,315	1,563,315
Total Short-Term Investments (Cost $4,504,062)		4,504,062
TOTAL INVESTMENTS - 100.0% (Cost $147,946,817**)		176,056,024
NET OTHER ASSETS AND LIABILITIES - (0.0%)		(29,454)
TOTAL NET ASSETS - 100.0%		$176,026,570

**	Aggregate cost for Federal tax purposes was $148,101,277.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of April 30, 2022.
(D)	All or a portion of these securities, with an aggregate fair value of $1,522,029, are on loan as part of a securities lending program. See footnote (F) and Note 11 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

24

Madison Funds | April 30, 2022

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 76.3%
Communication Services - 7.7%
Comcast Corp., Class A (A)	62,500	$2,485,000
Lumen Technologies, Inc.	189,000	1,901,340
T-Mobile U.S., Inc. * (A)	30,000	3,694,200
		8,080,540
Consumer Discretionary - 11.7%
Amazon.com, Inc. *	700	1,739,941
Home Depot, Inc. (A)	9,600	2,883,840
Las Vegas Sands Corp. * (A)	84,500	2,993,835
Nordstrom, Inc.	53,000	1,362,100
Starbucks Corp. (A)	13,000	970,320
TJX Cos., Inc. (A)	36,500	2,236,720
		12,186,756
Energy - 7.6%
APA Corp. (A)	62,600	2,562,218
Baker Hughes Co. (A)	83,000	2,574,660
EOG Resources, Inc. (A)	10,000	1,167,600
Transocean Ltd. *	420,000	1,579,200
		7,883,678
Financials - 8.1%
Aflac, Inc. (A)	20,000	1,145,600
BlackRock, Inc. (A)	3,400	2,123,912
CME Group, Inc. (A)	6,500	1,425,710
JPMorgan Chase & Co. (A)	18,300	2,184,288
Travelers Cos., Inc., Series A (A)	9,000	1,539,540
		8,419,050
Health Care - 11.0%
AmerisourceBergen Corp. (A)	11,000	1,664,190
CVS Health Corp. (A)	29,500	2,835,835
Gilead Sciences, Inc.	45,100	2,676,234
Medtronic PLC (A)	18,100	1,888,916
Stryker Corp. (A)	10,000	2,412,600
		11,477,775
Industrials - 6.8%
3M Co. (A)	7,000	1,009,540
FedEx Corp. (A)	6,400	1,271,936
Honeywell International, Inc. (A)	15,500	2,999,405
PACCAR, Inc. (A)	22,400	1,860,320
		7,141,201
Information Technology - 12.8%
Adobe, Inc. * (A)	6,500	2,573,675
Analog Devices, Inc. (A)	13,500	2,084,130
Fiserv, Inc. * (A)	35,000	3,427,200
PayPal Holdings, Inc. * (A)	29,100	2,558,763
Visa, Inc., Class A (A)	12,700	2,706,751
		13,350,519
Materials - 3.8%
Barrick Gold Corp. (A)	131,000	2,922,610
Newmont Corp.	15,000	1,092,750
		4,015,360
Real Estate - 2.0%
American Tower Corp., REIT (A)	8,500	2,048,670

Utilities - 4.8%
AES Corp. (A)	142,000	2,899,640
NextEra Energy, Inc. (A)	29,000	2,059,580
		4,959,220
Total Common Stocks (Cost $97,448,699)		79,562,769
EXCHANGE TRADED FUNDS - 1.2%
Stock Funds - 1.2%
VanEck Gold Miners ETF (A)	36,500	1,277,135
Total Exchange Traded Funds (Cost $1,399,225)		1,277,135
SHORT-TERM INVESTMENTS - 23.9%
State Street Institutional U.S.
Government Money Market Fund,
0.29%, Premier Class (B)	24,964,621	24,964,621
Total Short-Term Investments (Cost $24,964,621)		24,964,621
TOTAL PUT OPTIONS PURCHASED – 3.6% (Cost $1,248,435)		3,734,250
TOTAL INVESTMENTS - 105.0% (Cost $125,060,980**)		109,538,775
NET OTHER ASSETS AND LIABILITIES – (1.9%)		(2,039,259)
TOTAL CALL & PUT OPTIONS WRITTEN - (3.1%)		(3,204,799)
TOTAL NET ASSETS - 100.0%		$104,294,717

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $124,456,804.
(A)	All or a portion of these securities’ positions, with a value of $70,488,339, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Purchased Option Contracts Outstanding at April 30, 2022

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put Options Purchased
S&P 500 Index	$4,200.00	6/17/2022	195	$81,900,000	$3,734,250	$1,248,435	$2,485,815
Total Put Options Purchased					$3,734,250	$1,248,435	$2,485,815

See accompanying Notes to Financial Statements.

25

Madison Funds | April 30, 2022

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - continued

Written Option Contracts Outstanding at April 30, 2022

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
3M Co.	$160.00	6/17/2022	(70)	$(1,120,000)	$(5,425)	$(14,073)	$8,648
Adobe, Inc.	500.00	5/20/2022	(18)	(900,000)	(468)	(13,935)	13,467
Adobe, Inc.	500.00	7/15/2022	(47)	(2,350,000)	(15,205)	(28,624)	13,419
AES Corp.	24.00	5/20/2022	(710)	(1,704,000)	(5,325)	(38,319)	32,994
AES Corp.	25.00	5/20/2022	(710)	(1,775,000)	(5,325)	(34,769)	29,444
Aflac, Inc.	65.00	5/20/2022	(200)	(1,300,000)	(3,000)	(31,796)	28,796
American Tower Corp.	260.00	5/20/2022	(50)	(1,300,000)	(6,125)	(14,448)	8,323
AmerisourceBergen Corp.	140.00	5/20/2022	(110)	(1,540,000)	(137,500)	(41,195)	(96,305)
Analog Devices, Inc.	180.00	5/20/2022	(30)	(540,000)	(900)	(9,869)	8,969
Analog Devices, Inc.	170.00	6/17/2022	(105)	(1,785,000)	(30,713)	(36,642)	5,929
APA Corp.	45.00	5/20/2022	(263)	(1,183,500)	(34,059)	(50,489)	16,430
APA Corp.	47.50	5/20/2022	(183)	(869,250)	(13,817)	(25,705)	11,888
APA Corp.	50.00	6/17/2022	(180)	(900,000)	(21,690)	(28,127)	6,437
Baker Hughes Co.	40.00	6/17/2022	(280)	(1,120,000)	(5,600)	(41,712)	36,112
Barrick Gold Corp.	26.00	5/20/2022	(846)	(2,199,600)	(9,729)	(70,862)	61,133
Barrick Gold Corp.	26.00	6/17/2022	(464)	(1,206,400)	(13,224)	(48,265)	35,041
BlackRock, Inc.	760.00	7/15/2022	(34)	(2,584,000)	(10,370)	(40,765)	30,395
CME Group, Inc.	250.00	5/20/2022	(65)	(1,625,000)	(1,462)	(27,899)	26,437
Comcast Corp.	50.00	6/17/2022	(315)	(1,575,000)	(2,992)	(31,840)	28,848
CVS Health Corp.	110.00	5/20/2022	(210)	(2,310,000)	(4,515)	(39,823)	35,308
CVS Health Corp.	110.00	6/17/2022	(85)	(935,000)	(5,100)	(18,638)	13,538
EOG Resources, Inc.	125.00	6/17/2022	(100)	(1,250,000)	(47,500)	(37,897)	(9,603)
FedEx Corp.	240.00	5/20/2022	(64)	(1,536,000)	(1,024)	(24,454)	23,430
Fiserv, Inc.	110.00	5/20/2022	(175)	(1,925,000)	(3,937)	(22,569)	18,632
Fiserv, Inc.	110.00	6/17/2022	(175)	(1,925,000)	(15,313)	(39,889)	24,576
Home Depot, Inc.	330.00	5/20/2022	(36)	(1,188,000)	(7,506)	(25,523)	18,017
Home Depot, Inc.	320.00	6/17/2022	(60)	(1,920,000)	(40,200)	(35,671)	(4,529)
Honeywell International, Inc.	210.00	5/20/2022	(33)	(693,000)	(1,815)	(4,982)	3,167
Honeywell International, Inc.	210.00	6/17/2022	(122)	(2,562,000)	(24,095)	(23,734)	(361)
JPMorgan Chase & Co.	155.00	5/20/2022	(133)	(2,061,500)	—	(20,744)	20,744
JPMorgan Chase & Co.	140.00	6/17/2022	(50)	(700,000)	(2,475)	(8,299)	5,824
Las Vegas Sands Corp.	45.00	5/20/2022	(345)	(1,552,500)	(3,622)	(41,059)	37,437
Las Vegas Sands Corp.	50.00	5/20/2022	(350)	(1,750,000)	(700)	(106,393)	105,693
Medtronic PLC	110.00	5/20/2022	(140)	(1,540,000)	(11,130)	(29,956)	18,826
Medtronic PLC	115.00	5/20/2022	(41)	(471,500)	(1,127)	(7,870)	6,743
NextEra Energy, Inc.	82.50	6/17/2022	(250)	(2,062,500)	(5,000)	(54,774)	49,774
PACCAR, Inc.	95.00	5/20/2022	(224)	(2,128,000)	—	(35,633)	35,633
PayPal Holdings, Inc.	145.00	5/20/2022	(211)	(3,059,500)	(1,688)	(36,579)	34,891
Starbucks Corp.	85.00	6/17/2022	(130)	(1,105,000)	(9,295)	(24,822)	15,527
Stryker Corp.	270.00	5/20/2022	(63)	(1,701,000)	(6,458)	(38,365)	31,907
Stryker Corp.	270.00	6/17/2022	(37)	(999,000)	(8,140)	(29,351)	21,211
T-Mobile U.S., Inc.	135.00	5/20/2022	(185)	(2,497,500)	(13,228)	(65,409)	52,181
T-Mobile U.S., Inc.	140.00	6/17/2022	(115)	(1,610,000)	(11,730)	(36,681)	24,951
TJX Cos., Inc.	67.50	7/15/2022	(185)	(1,248,750)	(28,860)	(30,693)	1,833
TJX Cos., Inc.	70.00	7/15/2022	(180)	(1,260,000)	(18,180)	(26,833)	8,653
Travelers Cos., Inc.	185.00	6/17/2022	(90)	(1,665,000)	(13,950)	(24,462)	10,512
VanEck Gold Miners ETF	40.00	5/20/2022	(175)	(700,000)	(2,537)	(22,494)	19,957
Visa, Inc.	230.00	5/20/2022	(80)	(1,840,000)	(10,600)	(39,918)	29,318
Visa, Inc.	230.00	6/17/2022	(47)	(1,081,000)	(16,920)	(18,752)	1,832
Total Call Options Written					$(639,574)	$(1,601,601)	$962,027

PUT OPTION WRITTEN
S&P 500 Index	$4,050.00	6/17/2022	(195)	(78,975,000)	$(2,565,225)	$(792,123)	$(1,773,102)
Total Options Written, at Value					$(3,204,799)	$(2,393,724)	$(811,075)

See accompanying Notes to Financial Statements.

26

Madison Funds | April 30, 2022

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.6%
Communication Services - 6.0%
Comcast Corp., Class A	240,000	$9,542,400
Verizon Communications, Inc.	191,700	8,875,710
		18,418,110
Consumer Discretionary - 7.8%
Home Depot, Inc.	33,000	9,913,200
McDonald’s Corp.	41,800	10,414,888
Starbucks Corp.	49,000	3,657,360
		23,985,448
Consumer Staples - 11.1%
Archer-Daniels-Midland Co.	96,000	8,597,760
Coca-Cola Co.	83,400	5,388,474
Colgate-Palmolive Co.	55,000	4,237,750
PepsiCo, Inc.	51,800	8,894,578
Procter & Gamble Co.	43,300	6,951,815
		34,070,377
Energy - 6.6%
Baker Hughes Co.	290,000	8,995,800
EOG Resources, Inc.	71,700	8,371,692
Kinder Morgan, Inc.	165,000	2,994,750
		20,362,242
Financials - 17.1%
Aflac, Inc.	141,000	8,076,480
BlackRock, Inc.	9,643	6,023,789
CME Group, Inc.	44,000	9,650,960
JPMorgan Chase & Co.	54,400	6,493,184
Northern Trust Corp.	54,000	5,564,700
Travelers Cos., Inc., Series A	74,500	12,743,970
U.S. Bancorp	83,000	4,030,480
		52,583,563
Health Care - 20.5%
AmerisourceBergen Corp.	53,500	8,094,015
Bristol-Myers Squibb Co.	174,000	13,096,980
CVS Health Corp.	122,500	11,775,925
Johnson & Johnson	72,500	13,083,350
Medtronic PLC	92,500	9,653,300
Pfizer, Inc.	153,000	7,507,710
		63,211,280
Industrials - 10.6%
Emerson Electric Co.	56,000	5,050,080
Fastenal Co.	116,200	6,427,022
Honeywell International, Inc.	40,500	7,837,155
PACCAR, Inc.	95,000	7,889,750
Union Pacific Corp.	23,100	5,412,099
		32,616,106
Information Technology - 9.2%
Analog Devices, Inc.	21,000	3,241,980
Automatic Data Processing, Inc.	18,500	4,036,330
Cisco Systems, Inc.	189,000	9,257,220
Paychex, Inc.	30,000	3,801,900
Texas Instruments, Inc.	48,000	8,172,000
		28,509,430
Materials - 2.7%
Newmont Corp.	40,000	2,914,000
Nucor Corp.	35,500	5,494,690
		8,408,690
Real Estate - 2.3%
American Tower Corp., REIT	29,500	7,110,090

Utilities - 3.7%
Dominion Energy, Inc.	139,500	11,388,780
Total Common Stocks (Cost $239,754,908)		300,664,116
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (A)	4,863,658	4,863,658
Total Short-Term Investments (Cost $4,863,658)		4,863,658
TOTAL INVESTMENTS - 99.2% (Cost $244,618,566**)		305,527,774
NET OTHER ASSETS AND LIABILITIES - 0.8%		2,535,582
TOTAL NET ASSETS - 100.0%		$308,063,356

**	Aggregate cost for Federal tax purposes was $244,939,493.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

27

Madison Funds | April 30, 2022

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 94.2%
Communication Services - 7.9%
Alphabet, Inc., Class C *	6,911	$15,890,669
Liberty Broadband Corp., Class C *	99,563	11,133,135
		27,023,804
Consumer Discretionary - 16.9%
Amazon.com, Inc. *	4,410	10,961,628
Dollar Tree, Inc. *	108,765	17,668,874
Lowe’s Cos., Inc.	76,810	15,187,642
NIKE, Inc., Class B	28,686	3,577,144
TJX Cos., Inc.	169,626	10,394,681
		57,789,969
Financials - 21.8%
Arch Capital Group Ltd. *	274,430	12,533,218
Berkshire Hathaway, Inc., Class B *	44,875	14,486,996
Brookfield Asset Management,
Inc., Class A	258,793	12,903,419
Marsh & McLennan Cos., Inc.	80,669	13,044,178
Progressive Corp.	99,967	10,732,457
US Bancorp	225,760	10,962,906
		74,663,174
Health Care - 14.1%
Alcon, Inc. (A)	144,229	10,270,547
Becton Dickinson & Co.	64,079	15,839,688
Danaher Corp.	33,443	8,398,541
Novartis AG, ADR	158,790	13,978,284
		48,487,060
Industrials - 12.8%
Copart, Inc. *	75,138	8,539,434
Jacobs Engineering Group, Inc.	103,118	14,286,999
PACCAR, Inc.	137,525	11,421,451
Parker-Hannifin Corp.	35,204	9,533,947
		43,781,831
Information Technology - 20.7%
Accenture PLC, Class A	31,118	9,346,603
Adobe, Inc. *	15,401	6,098,026
Analog Devices, Inc.	86,213	13,309,563
Black Knight, Inc. *	102,799	6,763,146
Fiserv, Inc. *	142,147	13,919,034
TE Connectivity Ltd.	76,422	9,535,937
Visa, Inc., Class A	55,518	11,832,551
		70,804,860
Total Common Stocks (Cost $210,262,065)		322,550,698
SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (B)	19,847,198	19,847,198
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (B) (C)	1,853,501	1,853,501
Total Short-Term Investments (Cost $21,700,699)		21,700,699
TOTAL INVESTMENTS - 100.5% (Cost $231,962,764**)		344,251,397
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(1,742,718)
TOTAL NET ASSETS - 100.0%		$342,508,679

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $232,696,763.
(A)	All or a portion of these securities, with an aggregate fair value of $10,112,062, are on loan as part of a securities lending program. See footnote (C) and Note 9 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

28

Madison Funds | April 30, 2022

Madison Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 95.8%
Communication Services - 8.9%
Alphabet, Inc., Class C *	164	$377,090
Comcast Corp., Class A	3,718	147,828
Walt Disney Co. *	1,472	164,319
		689,237
Consumer Discretionary - 11.4%
Home Depot, Inc.	627	188,351
McDonald’s Corp.	261	65,031
NIKE, Inc., Class B	1,624	202,513
Target Corp.	1,216	278,038
TJX Cos., Inc.	2,458	150,626
		884,559
Consumer Staples - 9.0%
Costco Wholesale Corp.	605	321,691
Estee Lauder Cos., Inc., Class A	299	78,954
Nestle SA, ADR	1,031	132,628
PepsiCo, Inc.	407	69,886
Procter & Gamble Co.	599	96,169
		699,328
Financials - 8.8%
BlackRock, Inc.	287	179,283
JPMorgan Chase & Co.	903	107,782
Progressive Corp.	2,228	239,198
U.S. Bancorp	3,315	160,977
		687,240
Health Care - 16.5%
Becton Dickinson & Co.	751	185,640
Bristol-Myers Squibb Co.	2,802	210,906
Danaher Corp.	1,146	287,795
Eli Lilly & Co.	987	288,332
UnitedHealth Group, Inc.	516	262,412
Vertex Pharmaceuticals, Inc. *	176	48,087
		1,283,172
Industrials - 6.9%
Jacobs Engineering Group, Inc.	1,343	186,072
Union Pacific Corp.	535	125,345
United Parcel Service, Inc., Class B	1,267	228,035
		539,452
Information Technology - 26.5%
Communications Equipment - 1.1% Cisco Systems, Inc.	1,815	88,899
Computers & Peripherals - 4.3% Apple, Inc.	2,114	333,272
Electronic Equipment, Instruments & Components - 2.3% TE Connectivity Ltd.	1,407	175,565
IT Services - 7.3% Accenture PLC, Class A	579	173,908
Automatic Data Processing, Inc.	427	93,163
Visa, Inc., Class A	1,430	304,776
		571,847
Semiconductors & Semiconductor
Equipment - 4.6%
Analog Devices, Inc.	1,006	155,306
QUALCOMM, Inc.	1,424	198,919
		354,225
Software - 6.9%
Adobe, Inc. *	381	150,857
Microsoft Corp.	1,403	389,361
		540,218
		2,064,026
Materials - 3.8%
Ecolab, Inc.	516	87,379
Linde PLC	681	212,445
		299,824
Real Estate - 1.7%
American Tower Corp., REIT	535	128,946
Utilities - 2.3%
NextEra Energy, Inc.	2,496	177,266
Total Common Stocks (Cost $8,150,419)		7,453,050
SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (A)	446,786	446,786
Total Short-Term Investments (Cost $446,786)		446,786
TOTAL INVESTMENTS - 101.6% (Cost $8,597,205**)		7,899,836
NET OTHER ASSETS AND LIABILITIES - (1.6%)		(121,514)
TOTAL NET ASSETS - 100.0%		$7,778,322

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $8,597,205.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

29

Madison Funds | April 30, 2022

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 93.9%
Communication Services - 5.6% Liberty Broadband Corp., Class C *	251,653	$28,139,839
Take-Two Interactive Software, Inc. *	77,442	9,255,093
		37,394,932
Consumer Discretionary - 16.1%
CarMax, Inc. *	270,794	23,228,709
Dollar Tree, Inc. *	220,778	35,865,386
Floor & Decor Holdings, Inc., Class A *	128,112	10,213,089
Ross Stores, Inc.	272,341	27,171,461
Thor Industries, Inc.	148,683	11,381,684
		107,860,329
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	101,080	6,816,835

Financials - 30.2%
Capital Markets - 4.0%
Brookfield Asset Management, Inc., Class A	396,575	19,773,229
Moelis & Co., Class A	152,856	6,765,407
		26,538,636
Commercial Banks - 1.6%
Glacier Bancorp, Inc.	235,700	10,785,632

Diversified Financial Services - 2.6%
Cannae Holdings, Inc. *	774,465	17,348,016

Insurance - 22.0%
Arch Capital Group Ltd. *	964,823	44,063,466
Brown & Brown, Inc.	487,763	30,231,551
Markel Corp. *	17,917	24,246,718
Progressive Corp.	259,910	27,903,938
W R Berkley Corp.	323,064	21,480,525
		147,926,198
		202,598,482
Health Care - 3.8%
Laboratory Corp. of America
Holdings *	106,520	25,594,626

Industrials - 16.1%
Armstrong World Industries, Inc.	131,807	11,158,781
Carlisle Cos., Inc.	104,734	27,163,810
Clarivate PLC *	999,772	15,676,425
Copart, Inc. *	186,293	21,172,199
Expeditors International of
Washington, Inc.	122,722	12,158,069
PACCAR, Inc.	250,832	20,831,598
		108,160,882
Information Technology - 21.1%
Amphenol Corp., Class A	278,974	19,946,641
Arista Networks, Inc. *	186,813	21,589,978
Black Knight, Inc. *	256,658	16,885,530
CDW Corp.	134,164	21,892,882
Gartner, Inc. *	99,786	28,992,822
MKS Instruments, Inc.	148,179	16,889,442
Vontier Corp.	605,695	15,517,906
		141,715,201
Total Common Stocks (Cost $396,768,156)		630,141,287
SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (A)	36,162,737	36,162,737
Total Short-Term Investments (Cost $36,162,737)		36,162,737
TOTAL INVESTMENTS - 99.3% (Cost $432,930,893**)		666,304,024
NET OTHER ASSETS AND LIABILITIES - 0.7%		4,699,718
TOTAL NET ASSETS - 100.0%		$671,003,742

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $433,585,451.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

30

Madison Funds | April 30, 2022

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 94.5%
Communication Services - 6.4%
Cogent Communications Holdings, Inc.	64,733	$3,786,881
Gogo, Inc. * (A)	228,684	4,210,072
Magnite, Inc. *	297,433	2,870,228
Radius Global Infrastructure, Inc., Class A *	246,130	3,056,935
		13,924,116
Consumer Discretionary - 4.6%
OneSpaWorld Holdings Ltd. *	306,501	3,077,270
Porch Group, Inc. * (A)	92,490	342,213
Revolve Group, Inc. *	51,237	2,165,276
Shake Shack, Inc., Class A *	50,188	2,902,372
Xometry, Inc., Class A *	48,482	1,591,179
		10,078,310
Consumer Staples - 9.8%
Edgewell Personal Care Co.	118,308	4,512,267
Hain Celestial Group, Inc. *	234,668	7,870,765
Primo Water Corp.	310,564	4,546,657
Simply Good Foods Co. *	109,520	4,561,508
		21,491,197
Financials - 9.0%
Arch Capital Group Ltd. *	94,915	4,334,768
Axis Capital Holdings Ltd.	72,375	4,149,259
MGIC Investment Corp.	253,410	3,309,534
PacWest Bancorp	93,239	3,066,631
Texas Capital Bancshares, Inc. *	42,743	2,195,280
Veritex Holdings, Inc.	81,728	2,684,765
		19,740,237
Health Care - 9.9%
Castle Biosciences, Inc. *	53,433	1,193,693
Covetrus, Inc. *	177,075	2,443,635
Encompass Health Corp.	101,402	6,979,500
Globus Medical, Inc., Class A *	49,250	3,261,335
Health Catalyst, Inc. *	120,282	2,001,492
Owens & Minor, Inc.	87,432	3,102,962
PetIQ, Inc. * (A)	135,553	2,697,505
		21,680,122
Industrials - 19.6%
Armstrong World Industries, Inc.	50,054	4,237,572
Beacon Roofing Supply, Inc. *	60,999	3,637,370
Carlisle Cos., Inc.	17,934	4,651,362
Concrete Pumping Holdings, Inc. *	165,612	924,115
Crane Co.	33,169	3,191,853
EnerSys	38,778	2,538,408
GXO Logistics, Inc. *	34,928	2,067,388
Hillman Solutions Corp. *	313,224	3,642,795
Hydrofarm Holdings Group, Inc. *	112,129	1,070,832
Knight-Swift Transportation
Holdings, Inc.	46,117	2,208,543
Mercury Systems, Inc. *	48,984	2,732,817
Robert Half International, Inc.	28,260	2,778,241
WillScot Mobile Mini Holdings Corp. *	261,007	9,161,346
		42,842,642
Information Technology - 25.8%
Communications Equipment - 1.6%
Ciena Corp. *	61,916	3,415,906

Electronic Equipment, Instruments & Components - 3.3%
CTS Corp.	85,278	3,016,283
National Instruments Corp.	117,906	4,261,123
		7,277,406
IT Services - 2.3%
BigCommerce Holdings, Inc.,
Series 1 *	79,060	1,412,802
LiveRamp Holdings, Inc. *	118,847	3,722,288
		5,135,090
Semiconductors & Semiconductor
Equipment - 5.8%
Entegris, Inc.	47,600	5,302,164
FormFactor, Inc. *	89,451	3,408,978
Power Integrations, Inc.	50,028	4,002,240
		12,713,382
Software - 12.8%
Alteryx, Inc., Class A *	50,163	3,220,465
Box, Inc., Class A *	214,842	6,578,462
CommVault Systems, Inc. *	83,839	5,114,179
Model N, Inc.	8,004	206,823
New Relic, Inc. *	53,977	3,415,125
PTC, Inc. *	45,372	5,181,936
Varonis Systems, Inc. *	97,872	4,228,070
		27,945,060
		56,486,844
Materials - 9.4%
Chemours Co.	114,119	3,773,916
Huntsman Corp.	161,913	5,483,993
Olin Corp.	75,082	4,309,707
Scotts Miracle-Gro Co.	31,182	3,240,745
Summit Materials, Inc., Class A *	130,354	3,623,841
		20,432,202
Total Common Stocks (Cost $176,198,944)		206,675,670
SHORT-TERM INVESTMENTS - 8.0%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (B)	13,139,942	13,139,942
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (B) (C)	4,465,528	4,465,528
Total Short-Term Investments (Cost $17,605,470)		17,605,470
TOTAL INVESTMENTS - 102.5% (Cost $193,804,414**)		224,281,140
NET OTHER ASSETS AND LIABILITIES - (2.5%)		(5,545,524)
TOTAL NET ASSETS - 100.0%		$218,735,616

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $193,806,133.
(A)	All or a portion of these securities, with an aggregate fair value of $4,832,429, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

31

Madison Funds | April 30, 2022

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.4%
Australia - 2.9%
Macquarie Group Ltd. (A)	951	$136,280
Treasury Wine Estates Ltd. (A)	34,927	272,788
		409,068
Brazil - 3.6%
Itau Unibanco Holding SA, ADR	45,614	218,491
Pagseguro Digital Ltd., Class A *	9,327	137,200
XP, Inc., Class A *	6,232	153,370
		509,061
Canada - 5.5%
Cameco Corp.	11,531	297,615
Canadian Pacific Railway Ltd.	2,202	161,230
Manulife Financial Corp.	15,801	309,068
		767,913
China - 7.9%
Alibaba Group Holding Ltd., ADR *	2,214	214,957
NXP Semiconductors NV	1,610	275,149
Ping An Insurance Group Co. of
China Ltd., Class H (A)	43,878	282,175
Tencent Holdings Ltd. (A)	7,140	334,905
		1,107,186
Denmark - 1.5%
Genmab AS * (A)	610	215,179

France - 8.3%
Air Liquide SA (A)	1,394	240,664
Airbus SE (A)	2,484	270,129
EssilorLuxottica SA (A)	1,053	178,638
Hermes International (A)	118	145,188
LVMH Moet Hennessy Louis Vuitton SE (A)	266	170,212
Worldline SA * (A)	3,873	151,805
		1,156,636
Germany - 8.2%
adidas AG (A)	711	144,815
Deutsche Telekom AG (A)	11,279	207,755
KION Group AG (A)	4,400	248,143
SAP SE, ADR	1,600	161,280
Siemens AG (A)	1,776	220,908
Symrise AG (A)	1,315	157,232
		1,140,133
Hong Kong - 1.4%
AIA Group Ltd. (A)	20,544	200,713

India - 6.4%
HDFC Bank Ltd., ADR	5,163	285,049
Infosys Ltd., ADR	11,572	229,936
Larsen & Toubro Ltd., GDR (A)	17,307	374,865
		889,850
Ireland - 3.0%
Kerry Group PLC, Class A (A)	2,421	267,453
Ryanair Holdings PLC, ADR *	1,756	153,334
		420,787
Italy - 1.3%
Ferrari NV	897	188,137

Japan - 13.3%
CyberAgent, Inc. (A)	12,884	136,953
Keyence Corp. (A)	367	148,068
Murata Manufacturing Co. Ltd. (A)	3,488	208,829
Nidec Corp. (A)	2,100	137,569
Seven & I Holdings Co. Ltd. (A)	5,100	224,477
Shiseido Co. Ltd. (A)	4,100	193,215
Sony Group Corp. (A)	3,346	287,594
Toray Industries, Inc. (A)	51,979	247,195
Toyota Motor Corp. (A)	15,800	269,231
		1,853,131
Mexico - 3.4%
Grupo Mexico SAB de CV, Series B	63,249	296,277
Wal-Mart de Mexico SAB de CV, ADR (B)	5,041	177,292
		473,569
Netherlands - 1.9%
ASML Holding NV	481	271,173

Norway - 1.1%
Norsk Hydro ASA (A)	18,829	158,729

Singapore - 1.8%
DBS Group Holdings Ltd. (A)	10,100	244,634

South Korea - 1.2%
LG Household & Health Care Ltd. (A)	235	167,052

Spain - 1.2%
Grifols SA (A)	10,330	171,874

Sweden - 1.6%
Telefonaktiebolaget LM Ericsson,
Class B (A)	27,001	216,820

Switzerland - 6.5%
Credit Suisse Group AG (A)	27,413	185,380
Nestle SA (A)	1,476	190,559
Partners Group Holding AG (A)	125	132,454
Roche Holding AG (A)	662	245,183
Sika AG (A)	509	154,776
		908,352
Taiwan - 1.5%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR	2,185	203,052

United Kingdom - 12.4%
AstraZeneca PLC (A)	4,231	562,054
Diageo PLC (A)	4,847	240,193
London Stock Exchange Group PLC (A)	2,243	222,566
Prudential PLC (A)	20,730	257,683
Shell PLC (A)	16,659	450,895
		1,733,391
United States - 1.5%
CyberArk Software Ltd. *	1,343	211,039

Total Common Stocks (Cost $15,982,831)		13,617,479
Short-Term Investments - 2.5%
United States - 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.29%, Premier Class (C)	342,603	342,603
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31% (C) (D)	3,650	3,650
		346,253
Total Short-Term Investments (Cost $346,253)		346,253
TOTAL INVESTMENTS - 99.9% (Cost $16,329,084**)		13,963,732
NET OTHER ASSETS AND LIABILITIES - 0.1%		15,472
TOTAL NET ASSETS - 100.0%		$13,979,204

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $16,371,577.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	All or a portion of these securities, with an aggregate fair value of $3,517, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

32

Madison Funds | April 30, 2022

Statements of Assets and Liabilities as of April 30, 2022 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund	Diversified Income Fund

Assets:
Investments in unaffiliated securities, at fair value†§	$48,381,865	$92,176,574	$52,427,912	$18,420,482	$18,008,125	$92,365,270	$182,965,933	$176,056,024
Investments in affiliated securities, at fair value1‡	18,362,141	30,838,114	14,358,991	–	–	–	–	–
Cash	–	–	–	952,595	147,432	826,789	857,466	1,179,945
Receivables:
Investments sold	–	–	–	–	–	–	222,143	–
Fund shares sold	247,858	12,572	7,305	50	–	26,168	93,518	4,360
Dividends and Interest	25,530	30,523	8,190	233,308	234,886	411,371	1,188,180	548,252
Total assets	67,017,394	123,057,783	66,802,398	19,606,435	18,390,443	93,629,598	185,327,240	177,788,581
Liabilities:
Payables:
Investments purchased	–	–	–	285,998	–	–	–	–
Fund shares repurchased	73,462	62,729	40,627	939	1,561	28,668	151,745	5,888
Upon return of securities loaned	8,133,863	7,132,475	6,844,441	–	–	1,801,705	2,316,835	1,563,315
Advisory agreement fees	9,987	19,852	10,370	8,003	6,110	22,906	59,732	98,265
Administrative services agreement fees	12,483	24,813	12,963	5,602	5,346	14,507	12,433	30,235
Audit and trustee fees	1,605	3,152	1,581	486	511	2,693	4,430	4,323
Distribution fees - Class B	1,109	3,198	1,660	–	–	–	220	2,470
Distribution fees - Class C	10,371	4,840	1,734	–	–	–	–	15,173
Shareholder service fees	12,483	24,813	12,963	–	–	–	7,935	41,254
Dividends	–	–	–	722	2,783	–	2,314	1,088
Total liabilities	8,255,363	7,275,872	6,926,339	301,750	16,311	1,870,479	2,555,644	1,762,011
Net assets applicable to outstanding capital stock	$58,762,031	$115,781,911	$59,876,059	$19,304,685	$18,374,132	$91,759,119	$182,771,596	$176,026,570
Net assets consist of:
Paid-in capital	$61,632,030	$113,694,525	$57,224,160	$19,886,751	$18,585,602	$97,617,307	$199,636,093	$140,218,433
Accumulated distributable earnings (loss)	(2,869,999)	2,087,386	2,651,899	(582,066)	(211,470)	(5,858,188)	(16,864,497)	35,808,137
Net Assets	$58,762,031	$115,781,911	$59,876,059	$19,304,685	$18,374,132	$91,759,119	$182,771,596	$176,026,570

Class A Shares:
Net Assets	$40,846,970	$103,404,475	$54,702,828				$37,303,723	$148,540,030
Shares of beneficial interest outstanding	4,275,141	10,016,595	5,140,726				3,981,459	9,325,804
Net Asset Value and redemption price per share	$9.55	$10.32	$10.64				$9.37	$15.93
Sales charge of offering price[2]	0.58	0.63	0.65				0.44	0.97
Maximum offering price per share	$10.13	$10.95	$11.29				$9.81	$16.90
Class B Shares:
Net Assets	$1,692,617	$4,910,660	$2,502,611				$339,420	$3,805,445
Shares of beneficial interest outstanding	174,310	479,645	244,019				36,238	236,674
Net Asset Value and redemption price per share[3]	$9.71	$10.24	$10.26				$9.37	$16.08
Class C Shares:
Net Assets	$16,222,444	$7,466,776	$2,670,620					$23,681,095
Shares of beneficial interest outstanding	1,669,198	728,340	260,127					1,472,438
Net Asset Value and redemption price per share[3]	$9.72	$10.25	$10.27					$16.08
Class Y Shares:
Net Assets				$19,304,685	$18,374,132	$91,749,448	$7,632,854
Shares of beneficial interest outstanding				1,790,950	1,818,999	8,826,628	819,198
Net Asset Value and redemption price per share[3]				$10.78	$10.10	$10.39	$9.32
Class I Shares:[4]
Net Assets						$9,671	$37,091,315
Shares of beneficial interest outstanding						925	3,997,648
Net Asset Value and redemption price per share[3]						$10.46	$9.28
Class R6 Shares:[5]
Net Assets							$100,404,284
Shares of beneficial interest outstanding							10,827,991
Net Asset Value and redemption price per share[3]							$9.27

† Cost of Investments in unaffiliated securities	$49,036,026	$92,874,554	$52,953,881	$18,942,434	$18,353,340	$98,008,596	$197,603,086	$147,946,817
‡ Cost of investments in affiliated securities[1]	$19,718,043	$30,257,238	$12,848,801	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$9,667,392	$10,497,107	$6,507,938	$–	$–	$1,761,723	$2,266,611	$1,522,029
[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds and 4.50% for the Core Bond and Diversified Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
[4]	The High Quality Bond Fund launched Class I shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.
[5]	The Core Bond Fund launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

33

Madison Funds | April 30, 2022

Statements of Assets and Liabilities as of April 30, 2022 (unaudited)

	Covered Call & Equity Income Fund	Dividend Income Fund	Investors Fund	Sustainable Equity Fund[1]	Mid-Cap Fund	Small Cap Fund	International Stock Fund

Assets:
Investments in unaffiliated securities, at fair value†§	$109,538,775	$305,527,774	$344,251,397	$7,899,836	$666,304,024	$224,281,140	$13,963,732
Investments in affiliated securities, at fair value2‡	–	–	–	–	–	–	–
Cash	–	1,745,377	–	–	–	–	–
Foreign currency (cost of $6,360) (Note 2)	–	–	–	–	–	–	6,480
Receivables:
Fund shares sold	1,478,226	552,810	237,500	10,815	5,520,740	10,148	1,401
Dividends and Interest	64,786	592,469	536,392	6,187	–	3,148	69,496
Total assets	111,081,787	308,418,430	345,025,289	7,916,838	671,824,764	224,294,436	14,041,109
Liabilities:
Payables:
Investments purchased	3,414,754	–	–	122,032	–	853,247	–
Fund shares repurchased	70,904	104,530	379,642	11,383	269,065	24,734	37,790
Upon return of securities loaned	–	–	1,853,501	–	–	4,465,528	3,650
Advisory agreement fees	71,709	185,882	210,265	4,435	426,009	171,035	12,901
Administrative services agreement fees	12,581	44,146	42,793	641	92,020	36,918	3,686
Audit and trustee fees	2,148	7,555	9,610	25	17,148	6,505	415
Distribution fees - Class B	–	–	–	–	495	–	161
Distribution fees - Class C	5,353	–	–	–	–	–	–
Shareholder service fees	4,822	12,961	20,799	–	16,285	853	2,907
Due to Custodian	–	–	–	–	–	–	395
Options written, at value (premium received $2,393,724) (Note 7)	3,204,799	–	–	–	–	–	–
Total liabilities	6,787,070	355,074	2,516,610	138,516	821,022	5,558,820	61,905
Net assets applicable to outstanding capital stock	$104,294,717	$308,063,356	$342,508,679	$7,778,322	$671,003,742	$218,735,616	$13,979,204
Net assets consist of:
Paid-in capital	$119,583,114	$230,933,627	$211,836,072	$8,493,241	$400,595,949	$174,527,771	$16,263,915
Accumulated distributable earnings (loss)	(15,288,397)	77,129,729	130,672,607	(714,919)	270,407,793	44,207,845	(2,284,711)
Net Assets	$104,294,717	$308,063,356	$342,508,679	$7,778,322	$671,003,742	$218,735,616	$13,979,204

Class A Shares:
Net Assets	$14,213,871	$59,527,994	$94,994,256		$74,276,232	$3,895,784	$12,985,033
Shares of beneficial interest outstanding	1,524,207	1,946,389	3,873,519		6,244,158	380,429	1,550,897
Net Asset Value and redemption price per share	$9.33	$30.58	$24.52		$11.90	$10.24	$8.37
Sales charge of offering price[3]	0.57	1.87	1.50		0.73	0.62	0.51
Maximum offering price per share	$9.90	$32.45	$26.02		$12.63	$10.86	$8.88
Class B Shares:
Net Assets					$755,053		$237,347
Shares of beneficial interest outstanding					84,039		29,676
Net Asset Value and redemption price per share[4]					$8.98		$8.00
Class C Shares:
Net Assets	$8,401,951
Shares of beneficial interest outstanding	995,474
Net Asset Value and redemption price per share[4]	$8.44
Class Y Shares:
Net Assets	$80,849,486	$164,271,106	$96,610,348	$86,115	$243,873,934	$195,500,091	$756,824
Shares of beneficial interest outstanding	8,345,790	5,368,377	3,932,454	10,000	19,078,653	18,852,870	91,214
Net Asset Value and redemption price per share[4]	$9.69	$30.60	$24.57	$8.61	$12.78	$10.37	$8.30
Class I Shares:[5]
Net Assets	$54,222	$57,863,466	$92,919,682	$7,692,207	$262,873,835	$19,330,558
Shares of beneficial interest outstanding	5,599	1,891,954	3,792,521	893,088	20,549,979	1,863,669
Net Asset Value and redemption price per share[4]	$9.68	$30.58	$24.50	$8.61	$12.79	$10.37
Class R6 Shares:[6]
Net Assets	$775,187	$26,400,790	$57,984,393		$89,224,688	$9,183
Shares of beneficial interest outstanding	78,682	863,142	2,339,788		6,791,599	885
Net Asset Value and redemption price per share[4]	$9.85	$30.59	$24.78		$13.14	$10.38

† Cost of Investments in unaffiliated securities	$125,060,980	$244,618,566	$231,962,764	$8,597,205	$432,930,893	$193,804,414	$16,329,084
‡ Cost of investments in affiliated securities[2]	$–	$–	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$–	$–	$10,112,062	$–	$–	$4,832,429	$3,517

[1]	The Sustainable Equity Fund was launched on December 31, 2021, with Class Y and Class I which commenced operations effective January 3, 2022.
[2]	See Note 12 for information on affiliated issuers.
[3]	Sales charge of offering price is 5.75% for the Covered Call & Equity Income, Dividend Income, Investors, Mid-Cap, Small Cap and International Stock Funds.
[4]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
[5]	The Covered Call & Equity Income Fund launched Class I shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.
[6]	The Dividend Income and Small Cap Funds launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

34

Madison Funds | April 30, 2022

Statements of Operations for the Six Months Ended April 30, 2022 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund	Diversified Income Fund
Investment Income:
Interest	$643	$1,360	$481	$248,503	$237,785	$709,479	$2,037,098	$623,217
Dividends
Unaffiliated issuers	825,551	2,433,278	1,534,082	–	–	–	–	1,676,061
Affiliated issuers[1]	162,738	281,917	119,584	–	–	–	–	–
Income from securities lending	13,908	33,128	23,592	–	–	1,101	1,730	1,169
Total investment income	1,002,840	2,749,683	1,677,739	248,503	237,785	710,580	2,038,828	2,300,447
Expenses:[2]
Advisory agreement fees	64,293	127,077	64,872	50,542	39,127	150,497	363,940	594,718
Administrative services agreement fees	80,366	158,846	81,090	35,379	34,236	95,313	107,994	182,990
Trustee fees	3,213	6,316	3,177	983	999	5,242	8,957	8,757
Distribution fees - Class B	7,746	22,077	11,723	–	–	–	1,714	16,944
Distribution fees - Class C	68,826	31,278	10,999	–	–	–	–	84,685
Shareholder service fees - Class A	54,808	140,858	73,434	–	–	–	51,257	194,611
Shareholder service fees - Class B	2,582	7,353	3,894	–	–	–	571	5,642
Shareholder service fees - Class C	22,942	10,426	3,666	–	–	–	–	27,941
Other expenses	78	153	78	25	24	121	225	220
Total expenses before reimbursement/waiver	304,854	504,384	252,933	86,929	74,386	251,173	534,658	1,116,508
Less reimbursement/waiver	–	–	–	–	–	(34,413)	–	–
Total expenses	304,854	504,384	252,933	86,929	74,386	216,760	534,658	1,116,508
Net Investment Income	697,986	2,245,299	1,424,806	161,574	163,399	493,820	1,504,170	1,183,939
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(1,912,992)	(2,010,819)	(267,494)	(62,427)	131,354	(304,028)	(39,907)	7,899,881
Affiliated issuers[1]	695,817	2,521,578	990,406	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	17,633	20,212	3,391	–	–	–	–	–
Affiliated issuers[1]	539,181	1,765,514	1,006,457	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(2,709,591)	(8,066,363)	(5,360,899)	(1,532,543)	(1,538,208)	(5,904,828)	(19,495,113)	(15,643,429)
Affiliated Issuers[1]	(3,101,660)	(7,238,858)	(3,249,173)	–	–	–	–	–
Net Realized and Unrealized (Loss) on Investments	(6,471,612)	(13,008,736)	(6,877,312)	(1,594,970)	(1,406,854)	(6,208,856)	(19,535,020)	(7,743,548)
Net (Decrease) in Net Assets from Operations	$(5,773,626)	$(10,763,437)	$(5,452,506)	$(1,433,396)	$(1,243,455)	$(5,715,036)	$(18,030,850)	$(6,559,609)

[1]	See Note 14 for information on affiliated issuers.
[2]	See Note 5 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

35

Madison Funds | April 30, 2022

Statements of Operations for the Six Months Ended April 30, 2022 (unaudited) - continued

	Covered Call & Equity Income Fund	Dividend Income Fund	Investors Fund	Sustainable Equity Fund[1]	Mid-Cap Fund	Small Cap Fund	International Stock Fund
Investment Income:
Interest	$4,911	$921	$3,127	$54	$8,489	$3,369	$65
Dividends
Unaffiliated issuers	736,024	4,122,203	2,559,918	22,872	3,177,734	1,015,628	150,774
Affiliated issuers[2]	–	–	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	(3,734)	–	(95,122)	(427)	(15,917)	(6,056)	(11,905)
Income from securities lending	229	–	5,768	–	296	8,272	1,154
Total investment income	737,430	4,123,124	2,473,691	22,499	3,170,602	1,021,213	140,088
Expenses:[3]
Advisory agreement fees	397,417	1,105,954	1,358,895	12,688	2,629,727	1,127,999	84,406
Administrative services agreement fees	69,768	277,579	271,099	1,845	560,426	243,631	24,116
Trustee fees	4,317	15,212	19,393	111	34,941	12,974	821
Distribution fees - Class B	–	–	–	–	3,746	–	1,146
Distribution fees - Class C	31,604	–	–	–	–	–	–
Shareholder service fees - Class A	18,327	77,938	130,727	–	94,150	5,548	18,659
Shareholder service fees - Class B	–	–	–	–	1,249	–	382
Shareholder service fees - Class C	10,535	–	–	–	–	–	–
Other expenses	109	373	460	5	296	833	19
Total expenses before reimbursement/waiver	532,077	1,477,056	1,780,574	14,649	3,324,535	1,390,985	129,549
Less reimbursement/waiver	–	–	–	–	–	–	–
Total expenses	532,077	1,477,056	1,780,574	14,649	3,324,535	1,390,985	129,549
Net Investment Income (Loss)	205,353	2,646,068	693,117	7,850	(153,933)	(369,772)	10,539
Net Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	(690,294)	–	–	–	–	–	–
Options written	1,851,934	–	–	–	–	–	–
Unaffiliated issuers	1,834,927	17,674,573	18,591,315	(25,400)	38,602,381	14,572,380	122,050
Affiliated issuers[2]	–	–	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	–	–	–	–	–	–	–
Affiliated issuers[2]	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	2,485,815	–	–	–	–	–	–
Options written	(214,629)	–	–	–	–	–	–
Unaffiliated issuers	(5,056,057)	(22,306,501)	(48,885,350)	(697,369)	(102,301,236)	(54,307,535)	(2,889,147)
Affiliated Issuers[2]	–	–	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	211,696	(4,631,928)	(30,294,035)	(722,769)	(63,698,855)	(39,735,155)	(2,767,097)
Net Increase (Decrease) in Net Assets from Operations	$417,049	$(1,985,860)	$(29,600,918)	$(714,919)	$(63,852,788)	$(40,104,927)	$(2,756,558)

[1]	The Sustainable Equity Fund was launched on December 31, 2021, with Class Y and Class I which commenced operations effective January 3, 2022.
[2]	See Note 14 for information on affiliated issuers.
[3]	See Note 5 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

36

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited)

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	Six-Months Ended 4/30/22 (unaudited)	Year Ended 10/31/21	Six-Months Ended 4/30/22 (unaudited)	Year Ended 10/31/21	Six-Months Ended 4/30/22 (unaudited)	Year Ended 10/31/21
Net Assets at beginning of period	$68,674,779	$68,546,140	$134,584,040	$129,932,373	$67,457,807	$63,118,605
Increase (decrease) in net assets from operations:
Net investment income	697,986	418,253	2,245,299	828,206	1,424,806	368,041
Net realized gain (loss)	(660,361)	3,529,009	2,296,485	7,944,022	1,732,760	4,642,898
Net change in unrealized appreciation (depreciation)	(5,811,251)	411,153	(15,305,221)	7,109,626	(8,610,072)	5,596,080
Net increase (decrease) in net assets from operations	(5,773,626)	4,358,415	(10,763,437)	15,881,854	(5,452,506)	10,607,019
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(2,710,303)	(2,991,634)	(9,265,341)	(9,947,296)	(5,578,440)	(4,829,669)
Class B	(123,123)	(241,397)	(461,958)	(713,541)	(293,779)	(335,113)
Class C	(1,068,015)	(1,190,848)	(630,540)	(747,499)	(267,464)	(218,193)
Total distributions	(3,901,441)	(4,423,879)	(10,357,839)	(11,408,336)	(6,139,683)	(5,382,975)
Capital Stock transactions:
Class A Shares
Shares sold	2,863,748	5,769,718	2,992,362	7,761,126	1,689,911	4,018,237
Issued to shareholders in reinvestment of distributions	2,707,047	2,985,967	9,241,499	9,924,011	5,574,873	4,828,116
Shares redeemed	(4,015,330)	(6,926,542)	(9,065,923)	(13,670,851)	(2,873,780)	(8,779,980)
Net increase (decrease) from capital stock transactions	1,555,465	1,829,143	3,167,938	4,014,286	4,391,004	66,373
Class B Shares
Shares sold	1	23,089	–	25,082	–	54,537
Issued to shareholders in reinvestment of distributions	122,399	241,255	461,958	713,105	293,779	335,113
Shares redeemed	(715,956)	(1,925,117)	(1,291,132)	(3,894,208)	(782,554)	(1,549,614)
Net increase (decrease) from capital stock transactions	(593,556)	(1,660,773)	(829,174)	(3,156,021)	(488,775)	(1,159,964)
Class C Shares
Shares sold	134,948	1,461,772	141,854	477,855	35,559	147,571
Issued to shareholders in reinvestment of distributions	1,067,298	1,190,550	630,540	747,499	267,464	197,304
Shares redeemed	(2,401,836)	(2,626,589)	(792,011)	(1,905,470)	(194,811)	(136,126)
Net increase (decrease) from capital stock transactions	(1,199,590)	25,733	(19,617)	(680,116)	108,212	208,749
Total increase (decrease) from capital stock transactions	(237,681)	194,103	2,319,147	178,149	4,010,441	(884,842)
Total increase (decrease) in net assets	(9,912,748)	128,639	(18,802,129)	4,651,667	(7,581,748)	4,339,202
Net Assets at end of period	$58,762,031	$68,674,779	$115,781,911	$134,584,040	$59,876,059	$67,457,807

Capital Share transactions:
Class A Shares
Shares sold	272,870	521,337	264,767	647,481	143,888	323,239
Issued to shareholders in reinvestment of distributions	256,659	273,153	809,238	856,996	472,047	408,125
Shares redeemed	(384,291)	(624,025)	(800,087)	(1,137,171)	(245,638)	(708,338)
Net increase from capital shares transactions	145,238	170,465	273,918	367,306	370,297	23,026
Class B Shares
Shares sold	–	1,994	–	2,108	–	4,522
Issued to shareholders in reinvestment of distributions	11,401	21,715	40,701	61,901	25,747	29,217
Shares redeemed	(66,324)	(171,432)	(115,801)	(327,720)	(69,896)	(129,065)
Net (decrease) from capital shares trasactions	(54,923)	(147,723)	(75,100)	(263,711)	(44,149)	(95,326)
Class C Shares
Shares sold	13,133	130,056	12,754	39,727	3,131	12,263
Issued to shareholders in reinvestment of distributions	99,324	107,064	55,456	64,831	23,421	17,187
Shares redeemed	(226,751)	(233,036)	(71,740)	(161,357)	(17,120)	(11,281)
Net increase (decrease) in shares outstanding	(114,294)	4,084	(3,530)	(56,799)	9,432	18,169

See accompanying Notes to Financial Statements.

37

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited) - continued

	Tax-Free Virginia Fund		Tax-Free National Fund		High Quality Bond Fund
	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Net Assets at beginning of period	$20,620,165	$21,572,312	$22,330,541	$23,376,610	$115,682,091	$184,881,456
Increase (decrease) in net assets from operations:
Net investment income	161,574	328,654	163,399	376,725	493,820	1,310,134
Net realized gain (loss)	(62,427)	65,429	131,354	202,460	(304,028)	589,691
Net change in unrealized appreciation (depreciation)	(1,532,543)	(363,257)	(1,538,208)	(420,472)	(5,904,828)	(3,725,034)
Net increase (decrease) in net assets from operations	(1,433,396)	30,826	(1,243,455)	158,713	(5,715,036)	(1,825,209)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class Y	(227,688)	(340,711)	(344,235)	(375,173)	(1,091,439)	(1,861,048)
Class I1	–	–	–	–	(26)	–
Total distributions	(227,688)	(340,711)	(344,235)	(375,173)	(1,091,465)	(1,861,048)
Capital Stock transactions:
Class Y Shares
Shares sold	464,745	728,698	93,458	587,401	9,099,307	30,517,770
Issued to shareholders in reinvestment of distributions	220,621	328,889	315,778	335,567	1,032,385	1,774,905
Shares redeemed	(339,762)	(1,699,849)	(2,777,955)	(1,752,577)	(27,258,189)	(97,805,783)
Net increase (decrease) from capital stock transactions	345,604	(642,262)	(2,368,719)	(829,609)	(17,126,497)	(65,513,108)
Class I Shares[1]
Shares sold					10,000
Issued to shareholders in reinvestment of distributions					26
Shares redeemed					–
Net increase from capital stock transactions					10,026
Total increase (decrease) from capital stock transactions	345,604	(642,262)	(2,368,719)	(829,609)	(17,116,471)	(65,513,108)
Total (decrease) in net assets	(1,315,480)	(952,147)	(3,956,409)	(1,046,069)	(23,922,972)	(69,199,365)
Net Assets at end of period	$19,304,685	$20,620,165	$18,374,132	$22,330,541	$91,759,119	$115,682,091

Capital Share transactions:
Class Y Shares
Shares sold	40,386	61,207	8,688	52,825	841,497	2,695,363
Issued to shareholders in reinvestment of distributions	19,270	27,733	29,369	30,251	94,505	157,142
Shares redeemed	(29,620)	(142,493)	(253,571)	(157,496)	(2,487,286)	(8,669,665)
Net increase (decrease) in shares outstanding	30,036	(53,553)	(215,514)	(74,420)	(1,551,284)	(5,817,160)
Class I Shares[1]
Shares sold					923
Issued to shareholders in reinvestment of distributions					2
Shares redeemed					–
Net increase in shares outstanding					925

[1]	The High Quality Bond Fund launched Class I shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

38

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited) - continued

	Core Bond Fund		Diversified Income Fund		Covered Call & Equity Income Fund
	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Net Assets at beginning of period	$188,561,966	$151,203,152	$184,230,359	$157,691,661	$90,673,553	$80,557,303
Increase (decrease) in net assets from operations:
Net investment income	1,504,170	2,642,999	1,183,939	2,055,494	205,353	183,169
Net realized gain (loss)	(39,907)	1,361,586	7,899,881	18,231,113	2,996,567	6,698,294
Net change in unrealized appreciation (depreciation)	(19,495,113)	(3,216,399)	(15,643,429)	13,312,033	(2,784,871)	15,880,372
Net increase (decrease) in net assets from operations	(18,030,850)	788,186	(6,559,609)	33,598,640	417,049	22,761,835
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(478,692)	(1,546,959)	(16,646,558)	(3,735,419)	(533,162)	(894,730)
Class B	(3,824)	(25,215)	(492,144)	(115,248)	–	–
Class C	–	–	(2,227,801)	(328,051)	(329,112)	(551,240)
Class Y	(124,384)	(3,007,506)	–	–	(2,479,906)	(4,021,979)
Class R6[1]	(348,344)	–	–	–	(20,319)	(47,320)
Class I2	(1,672,041)	(1,440,171)	–	–	(143)	–
Total distributions	(2,627,285)	(6,019,851)	(19,366,503)	(4,178,718)	(3,362,642)	(5,515,269)
Capital Stock transactions:
Class A Shares
Shares sold	1,326,311	4,060,884	3,598,925	7,842,231	786,950	839,893
Issued to shareholders in reinvestment of distributions	473,485	1,529,428	16,579,410	3,715,658	508,526	865,266
Shares redeemed	(3,666,958)	(7,858,376)	(7,878,113)	(12,487,945)	(1,476,883)	(1,634,055)
Net increase (decrease) from capital stock transactions	(1,867,162)	(2,268,064)	12,300,222	(930,056)	(181,407)	71,104
Class B Shares
Shares sold	–	48,279	6,834	–
Issued to shareholders in reinvestment of distributions	3,824	25,215	492,144	115,220
Shares redeemed	(127,809)	(623,518)	(1,138,175)	(2,730,475)
Net (decrease) from capital stock transactions	(123,985)	(550,024)	(639,197)	(2,615,255)
Class C Shares
Shares sold			4,722,607	1,638,999	429,648	686,500
Issued to shareholders in reinvestment of distributions			2,227,801	328,051	313,055	514,623
Shares redeemed			(889,110)	(1,302,963)	(371,931)	(1,550,410)
Net increase (decrease) from capital stock transactions			6,061,298	664,087	370,772	(349,287)
Class Y Shares
Shares sold	1,151,486	19,571,453			24,787,178	24,357,971
Issued to shareholders in reinvestment of distributions	107,834	377,419			2,475,630	4,017,939
Shares redeemed	(3,449,259)	(107,943,577)			(11,187,814)	(34,102,987)
Net increase (decrease) from capital stock transactions	(2,189,939)	(87,994,705)			16,074,994	(5,727,077)
Class R6 Shares[1]
Shares sold	105,101,205				392,436	89,018
Issued to shareholders in reinvestment of distributions	348,344				20,319	47,320
Shares redeemed	–				(165,500)	(1,261,394)
Net increase (decrease) from capital stock transactions	105,449,549				247,255	(1,125,056)
Class I Shares[2]
Shares sold	22,276,313	135,475,177			55,000
Issued to shareholders in reinvestment of distributions	429,958	219,382			143
Shares redeemed	(109,106,969)	(2,291,287)			–
Net increase (decrease) from capital stock transactions	(86,400,698)	133,403,272			55,143
Total increase (decrease) from capital stock transactions	14,867,765	42,590,479	17,722,323	(2,881,224)	16,566,757	(7,130,316)
Total increase (decrease) in net assets	(5,790,370)	37,358,814	(8,203,789)	26,538,698	13,621,164	10,116,250
Net Assets at end of period	$182,771,596	$188,561,966	$176,026,570	$184,230,359	$104,294,717	$90,673,553

See accompanying Notes to Financial Statements.

39

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited) - continued

	Core Bond Fund		Diversified Income Fund		Covered Call & Equity Income Fund
	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Capital Share transactions:
Class A Shares
Shares sold	130,917	384,731	210,620	445,855	82,438	88,654
Issued to shareholders in reinvestment of distributions	46,780	143,778	979,966	217,988	53,190	93,852
Shares redeemed	(367,904)	(745,179)	(459,455)	(715,677)	(154,572)	(177,692)
Net increase (decrease) from capital shares transactions	(190,207)	(216,670)	731,131	(51,834)	(18,944)	4,814
Class B Shares
Shares sold	–	4,490	407	–
Issued to shareholders in reinvestment of distributions	375	2,362	28,807	6,808
Shares redeemed	(12,987)	(58,965)	(66,117)	(154,521)
Net (decrease) from capital shares trasactions	(12,612)	(52,113)	(36,903)	(147,713)
Class C Shares
Shares sold			273,003	94,964	48,627	79,190
Issued to shareholders in reinvestment of distributions			130,346	19,311	36,100	61,047
Shares redeemed			(51,206)	(73,395)	(43,042)	(181,842)
Net increase (decrease) in shares outstanding			352,143	40,880	41,685	(41,605)
Class Y Shares
Shares sold	112,020	1,842,539			2,492,019	2,509,893
Issued to shareholders in reinvestment of distributions	10,694	35,784			249,397	421,067
Shares redeemed	(341,484)	(10,437,136)			(1,126,691)	(3,645,455)
Net increase (decrease) in shares outstanding	(218,770)	(8,558,813)			1,614,725	(714,495)
Class R6 Shares[1]
Shares sold	10,791,151				39,169	8,851
Issued to shareholders in reinvestment of distributions	36,840				2,010	5,044
Shares redeemed	–				(16,238)	(136,246)
Net increase (decrease) in shares outstanding	10,827,991				24,941	(122,351)
Class I Shares[2]
Shares sold	2,236,679	13,104,681			5,585
Issued to shareholders in reinvestment of distributions	43,131	21,053			14
Shares redeemed	(11,188,207)	(219,689)			–
Net increase (decrease) in shares outstanding	(8,908,397)	12,906,045			5,599

[1]	The Core Bond Fund launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.
[2]	The Covered Call & Equity Income Fund launched Class I shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

40

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited) - continued

	Dividend Income Fund		Investors Fund		Sustainable Equity Fund[1]
	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended	(unaudited) Period Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22
Net Assets at beginning of period	$323,218,081	$274,664,958	$409,629,139	$338,058,006	$–
Increase (decrease) in net assets from operations:
Net investment income	2,646,068	4,806,533	693,117	840,089	7,850
Net realized gain (loss)	17,674,573	32,613,517	18,591,315	30,539,926	(25,400)
Net change in unrealized appreciation (depreciation)	(22,306,501)	50,170,146	(48,885,350)	75,885,427	(697,369)
Net increase (decrease) in net assets from operations	(1,985,860)	87,590,196	(29,600,918)	107,265,442	(714,919)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(6,189,937)	(790,821)	(7,952,407)	(8,787,439)
Class Y1	(19,049,114)	(3,121,769)	(8,508,606)	(11,918,197)
Class R6[2]	(111,115)	–	(6,338,361)	(6,777,217)
Class I1	(6,856,991)	(903,227)	(8,192,065)	(6,435,009)
Total distributions	(32,207,157)	(4,815,817)	(30,991,439)	(33,917,862)
Capital Stock transactions:
Class A Shares
Shares sold	649,902	1,459,428	1,232,265	3,163,891
Issued to shareholders in reinvestment of distributions	6,172,081	787,728	7,929,632	8,750,372
Shares redeemed	(3,400,646)	(6,157,358)	(6,394,743)	(11,602,396)
Net increase (decrease) from capital stock transactions	3,421,337	(3,910,202)	2,767,154	311,867
Class Y Shares[1]
Shares sold	35,932,133	65,621,467	8,376,916	18,672,740	751,589
Issued to shareholders in reinvestment of distributions	18,743,159	3,076,555	7,809,980	11,152,740	–
Shares redeemed	(58,793,881)	(105,011,845)	(14,736,380)	(102,239,652)	(651,589)
Net increase (decrease) from capital stock transactions	(4,118,589)	(36,313,823)	1,450,516	(72,414,172)	100,000
Class R6 Shares[2]
Shares sold	28,121,358		1,247,367	14,369,294
Issued to shareholders in reinvestment of distributions	111,115		6,338,361	6,777,217
Shares redeemed	(1,485,824)		(22,598,052)	(22,158,440)
Net increase (decrease) from capital stock transactions	26,746,649		(15,012,324)	(1,011,929)
Class I Shares[1]
Shares sold	32,393,386	30,379,706	12,924,703	112,281,830	8,404,624
Issued to shareholders in reinvestment of distributions	6,785,951	898,002	8,192,065	6,429,197	–
Shares redeemed	(46,190,442)	(25,274,939)	(16,850,217)	(47,373,240)	(11,383)
Net increase (decrease) from capital stock transactions	(7,011,105)	6,002,769	4,266,551	71,337,787	8,393,241
Total increase (decrease) from capital stock transactions	19,038,292	(34,221,256)	(6,528,103)	(1,776,447)	8,493,241
Total increase (decrease) in net assets	(15,154,725)	48,553,123	(67,120,460)	71,571,133	7,778,322
Net Assets at end of period	$308,063,356	$323,218,081	$342,508,679	$409,629,139	$7,778,322
Capital Share transactions:
Class A Shares
Shares sold	19,961	46,241	45,851	120,448
Issued to shareholders in reinvestment of distributions	193,410	25,177	284,624	359,506
Shares redeemed	(104,809)	(195,209)	(235,077)	(437,501)
Net increase (decrease) from capital shares transactions	108,562	(123,791)	95,398	42,453
Class Y Shares[1]
Shares sold	1,114,499	2,115,583	304,087	707,367	75,159
Issued to shareholders in reinvestment of distributions	587,137	97,902	280,028	458,395	–
Shares redeemed	(1,841,106)	(3,276,567)	(549,464)	(3,896,147)	(65,159)
Net increase (decrease) in shares outstanding	(139,470)	(1,063,082)	34,651	(2,730,385)	10,000
Class R6 Shares[2]
Shares sold	905,889		43,321	499,474
Issued to shareholders in reinvestment of distributions	3,441		225,404	275,945
Shares redeemed	(46,188)		(828,066)	(798,993)
Net increase (decrease) in shares outstanding	863,142		(559,341)	(23,574)
Class I Shares[1]
Shares sold	1,019,787	915,213	484,092	4,261,808	894,409
Issued to shareholders in reinvestment of distributions	212,707	28,401	294,679	264,685	–
Shares redeemed	(1,451,799)	(810,833)	(625,306)	(1,753,224)	(1,321)
Net increase (decrease) in shares outstanding	(219,305)	132,781	153,465	2,773,269	893,088

[1]	The Sustainable Equity Fund was launched on December 31, 2021, with Class Y and Class I which commenced operations effective January 3, 2022.
[2]	The Dividend Income and Small Cap Funds launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

41

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited) - continued

	Mid Cap Fund		Small Cap Fund		International Stock Fund
	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Net Assets at beginning of period	$733,809,804	$537,181,623	$280,340,485	$218,848,130	$17,610,653	$15,919,225
Increase (decrease) in net assets from operations:
Net investment income (loss)	(153,933)	(365,034)	(369,772)	(1,148,584)	10,539	95,673
Net realized gain	38,602,381	34,054,633	14,572,380	63,624,609	122,050	4,609,848
Net change in unrealized appreciation (depreciation)	(102,301,236)	175,673,705	(54,307,535)	44,695,638	(2,889,147)	(1,469,718)
Net increase (decrease) in net assets from operations	(63,852,788)	209,363,304	(40,104,927)	107,171,663	(2,756,558)	3,235,803
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(3,577,154)	(2,391,040)	(1,075,866)	(236,905)	(4,272,257)	(705,083)
Class B	(68,390)	(61,728)	–	–	(91,028)	(21,551)
Class Y	(11,660,270)	(9,146,175)	(55,515,240)	(16,540,430)	(243,016)	(43,074)
Class R6[1]	(4,870,186)	(3,415,023)	–	–	–	–
Class I	(12,986,283)	(6,327,888)	(4,955,880)	–	–	–
Total distributions	(33,162,283)	(21,341,854)	(61,546,986)	(16,777,335)	(4,606,301)	(769,708)
Capital Stock transactions:
Class A Shares
Shares sold	9,144,748	5,189,997	110,739	888,201	219,160	829,276
Issued to shareholders in reinvestment of distributions	3,562,690	2,379,913	1,073,140	236,219	4,263,291	703,445
Shares redeemed	(4,514,603)	(9,338,856)	(345,288)	(537,022)	(1,039,428)	(2,029,984)
Net increase (decrease) from capital stock transactions	8,192,835	(1,768,946)	838,591	587,398	3,443,023	(497,263)
Class B Shares
Shares sold	1,000	15,000			–	–
Issued to shareholders in reinvestment of distributions	68,390	61,728			91,028	21,551
Shares redeemed	(332,249)	(428,012)			(59,068)	(239,518)
Net increase (decrease) from capital stock transactions	(262,859)	(351,284)			31,960	(217,967)
Class Y Shares
Shares sold	31,979,981	65,733,029	5,303,265	16,410,494	39,504	232,872
Issued to shareholders in reinvestment of distributions	11,403,175	8,893,537	54,219,458	16,073,049	243,016	43,074
Shares redeemed	(28,892,374)	(222,535,953)	(25,937,245)	(82,275,688)	(26,093)	(335,380)
Net increase (decrease) from capital stock transactions	14,490,782	(147,909,387)	33,585,478	(49,792,145)	256,427	(59,434)
Class R6 Shares[1]
Shares sold	11,252,347	19,697,591	10,000
Issued to shareholders in reinvestment of distributions	1,715,908	1,103,541	–
Shares redeemed	(16,136,022)	(35,257,717)	–
Net increase (decrease) from capital stock transactions	(3,167,767)	(14,456,585)	10,000
Class I Shares
Shares sold	42,555,854	221,365,026	5,485,402	21,790,469
Issued to shareholders in reinvestment of distributions	12,839,515	6,327,888	4,955,880	–
Shares redeemed	(40,439,351)	(54,599,981)	(4,828,307)	(1,487,695)
Net increase from capital stock transactions	14,956,018	173,092,933	5,612,975	20,302,774
Total increase (decrease) from capital stock transactions	34,209,009	8,606,731	40,047,044	(28,901,973)	3,731,410	(774,664)
Total increase (decrease) in net assets	(62,806,062)	196,628,181	(61,604,869)	61,492,355	(3,631,449)	1,691,431
Net Assets at end of period	$671,003,742	$733,809,804	$218,735,616	$280,340,485	$13,979,204	$17,610,656

See accompanying Notes to Financial Statements.

42

Madison Funds | April 30, 2022

Statements of Changes in Net Assets (unaudited) - continued

	Mid Cap Fund		Small Cap Fund		International Stock Fund
	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended	(unaudited) Six-Months Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Capital Share transactions:
Class A Shares
Shares sold	729,999	416,902	9,304	61,686	22,312	60,227
Issued to shareholders in reinvestment of distributions	259,293	208,764	88,543	18,073	433,261	51,686
Shares redeemed	(347,416)	(754,116)	(29,124)	(35,900)	(102,588)	(148,432)
Net increase (decrease) from capital shares transactions	641,876	(128,450)	68,723	43,859	352,985	(36,519)
Class B Shares
Shares sold	106	1,644			–	–
Issued to shareholders in reinvestment of distributions	6,576	6,999			9,663	1,630
Shares redeemed	(34,839)	(44,761)			(6,388)	(18,280)
Net increase (decrease) from capital shares trasactions	(28,157)	(36,118)			3,275	(16,650)
Class Y Shares
Shares sold	2,321,035	5,099,702	413,325	1,133,998	3,864	17,090
Issued to shareholders in reinvestment of distributions	773,621	732,581	4,422,468	1,221,356	24,950	3,179
Shares redeemed	(2,059,913)	(17,514,737)	(2,151,486)	(5,623,527)	(2,690)	(24,774)
Net increase (decrease) in shares outstanding	1,034,743	(11,682,454)	2,684,307	(3,268,173)	26,124	(4,505)
Class R6 Shares[1]
Shares sold	776,267	1,393,584	885
Issued to shareholders in reinvestment of distributions	113,336	88,567	–
Shares redeemed	(1,139,653)	(2,620,953)	–
Net increase (decrease) in shares outstanding	(250,050)	(1,138,802)	885
Class I Shares

Shares sold	3,018,888	17,408,710	449,716	1,489,779
Issued to shareholders in reinvestment of distributions	870,476	521,243	404,232	–
Shares redeemed	(2,891,521)	(4,048,722)	(383,284)	(96,774)
Net increase in shares outstanding	997,843	13,881,231	470,664	1,393,005

[1]	Small Cap Funds launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

43

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
		CLASS A						CLASS B
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019		2018	2017
Net Asset Value at beginning of period	$11.12	$11.15	$10.96	$10.39	$10.97	$10.46	$11.29	$11.31	$11.10	$10.47		$11.05	$10.52
Income from Investment Operations:
Net investment income	0.13	0.10	0.13 [1]	0.36 [1,2]	0.19	0.15 [1]	0.26	0.06	0.06 [1]	0.31	[1,2]	0.12	0.08 [1]
Net realized and unrealized gain (loss) on investments	(1.07)	0.63	0.46	0.682	(0.26)	0.69	(1.25)	0.59	0.46	0.66	[2]	(0.28)	0.69
Total from investment operations	(0.94)	0.73	0.59	1.04	(0.07)	0.84	(0.99)	0.65	0.52	0.97		(0.16)	0.77
Less Distributions From:
Net investment income	(0.14)	(0.18)	(0.19)	(0.18)	(0.24)	(0.18)	(0.10)	(0.09)	(0.10)	(0.05)		(0.15)	(0.09)
Capital gains	(0.49)	(0.58)	(0.21)	(0.29)	(0.27)	(0.15)	(0.49)	(0.58)	(0.21)	(0.29)		(0.27)	(0.15)
Total distributions	(0.63)	(0.76)	(0.40)	(0.47)	(0.51)	(0.33)	(0.59)	(0.67)	(0.31)	(0.34)		(0.42)	(0.24)
Net increase (decrease) in net asset value	(1.57)	(0.03)	0.19	0.57	(0.58)	0.51	(1.58)	(0.02)	0.21	0.63		(0.58)	0.53
Net Asset Value at end of period	$9.55	$11.12	$11.15	$10.96	$10.39	$10.97	$9.71	$11.29	$11.31	$11.10		$10.47	$11.05
Total Return (%)[3]	(8.74) [4]	6.72	5.62	10.37	(0.75)	8.25	(9.05)[4]	5.91	4.89	9.51		(1.51)	7.47
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$40,847	$45,932	$44,146	$42,662	$42,247	$45,005	$1,693	$2,588	$4,263	$5,457		$6,049	$8,119
Ratios of expenses to average net assets (%)	0.71 [5]	0.71	0.70	0.70	0.70	0.70	1.46 [5]	1.46	1.45	1.45		1.45	1.45
Ratio of net investment income to average net assets (%)	2.39 [5]	0.86	1.19	3.38 [2]	1.74	1.46	1.76 [5]	0.15	0.48	2.68	[2]	1.04	0.74
Portfolio turnover (%)[6]	48 [4]	63	73	57	63	48	48 [4]	63	73	57		63	48

		CLASS C
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$11.30	$11.32	$11.11	$10.48	$11.06	$10.53
Income from Investment Operations:
Net investment income	0.09	0.01	0.04 [1]	0.29 [1,2]	0.11	0.08 [1]
Net realized and unrealized gain (loss) on investments	(1.08)	0.64	0.48	0.682	(0.27)	0.69
Total from investment operations	(0.99)	0.65	0.52	0.97	(0.16)	0.77
Less Distributions From:
Net investment income	(0.10)	(0.09)	(0.10)	(0.05)	(0.15)	(0.09)
Capital gains	(0.49)	(0.58)	(0.21)	(0.29)	(0.27)	(0.15)
Total distributions	(0.59)	(0.67)	(0.31)	(0.34)	(0.42)	(0.24)
Net increase (decrease) in net asset value	(1.58)	(0.02)	0.21	0.63	(0.58)	0.53
Net Asset Value at end of period	$9.72	$11.30	$11.32	$11.11	$10.48	$11.06
Total Return (%)[3]	(9.04)[4]	5.91	4.89	9.50	(1.51)	7.46
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,222	$20,154	$20,137	$20,303	$20,001	$20,960
Ratios of expenses to average net assets (%)	1.46 [5]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	1.71 [5]	0.11	0.45	2.60 [2]	0.99	0.71
Portfolio turnover (%)[6]	48 [4]	63	73	57	63	48

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.87, and 1.64%, respectively, for the class A Shares, $0.11, $0.86, and 0.90%, respectively, for the class B shares, and $0.10, $0.87, and 0.89%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

44

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	MODERATE ALLOCATION FUND
		CLASS A							CLASS B
	Six-Months	Year Ended October 31,						Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019		2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019		2018	2017
Net Asset Value at beginning of period	$12.22	$11.85	$11.76	$11.59		$12.20	$11.18	$12.08	$11.69	$11.60	$11.46		$12.06	$11.05
Income from Investment Operations:
Net investment income	0.22	0.09	0.12 [1]	0.51	[1,2]	0.17	0.14 [1]	0.22	0.04	0.05 [1]	0.53	[1,2]	0.10	0.07 [1]
Net realized and unrealized gain (loss) on investments	(1.19)	1.35	0.43	0.60	[2]	(0.17)	1.35	(1.23)	1.29	0.41	0.48	[2]	(0.18)	1.33
Total from investment operations	(0.97)	1.44	0.55	1.11		–	1.49	(1.01)	1.33	0.46	1.01		(0.08)	1.40
Less Distributions From:
Net investment income	(0.29)	(0.13)	(0.17)	(0.17)		(0.17)	(0.15)	(0.19)	–	(0.08)	(0.10)		(0.08)	(0.07)
Capital gains	(0.64)	(0.94)	(0.29)	(0.77)		(0.44)	(0.32)	(0.64)	(0.94)	(0.29)	(0.77)		(0.44)	(0.32)
Total distributions	(0.93)	(1.07)	(0.46)	(0.94)		(0.61)	(0.47)	(0.83)	(0.94)	(0.37)	(0.87)		(0.52)	(0.39)
Net increase (decrease) in net asset value	(1.90)	0.37	0.09	0.17		(0.61)	1.02	(1.84)	0.39	0.09	0.14		(0.60)	1.01
Net Asset Value at end of period	$10.32	$12.22	$11.85	$11.76		$11.59	$12.20	$10.24	$12.08	$11.69	$11.60		$11.46	$12.06
Total Return (%)[3]	(8.40)[4]	12.66	4.75	10.69		(0.12)	13.88	(8.63)[4]	11.80	4.00	9.79		(0.82)	13.07
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$103,40 [4]	$119,035	$111,135	$112,916		$108,459	$115,586	$4,911	$6,699	$9,568	$13,754		$17,481	$23,101
Ratios of expenses to average net assets (%)	0.71 [5]	0.71	0.70	0.70		0.70	0.70	1.46 [5]	1.46	1.45	1.45		1.45	1.45
Ratio of net investment income to average net assets (%)	3.61 [5]	0.70	0.96	4.42	[2]	1.39	1.23	3.05 [5]	(0.01)	0.27	4.01	[2]	0.73	0.56
Portfolio turnover (%)[6]	47 [4]	71	87	64		75	50	47 [4]	71	87	64		75	50

		CLASS C
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019		2018	2017
Net Asset Value at beginning of period	$12.09	$11.70	$11.61	$11.47		$12.07	$11.06
Income from Investment Operations:
Net investment income	0.16	(0.01)	0.02 [1]	0.42	[1,2]	0.08	0.06 [1]
Net realized and unrealized gain (loss) on investments	(1.17)	1.34	0.44	0.59	[2]	(0.16)	1.34
Total from investment operations	(1.01)	1.33	0.46	1.01		(0.08)	1.40
Less Distributions From:
Net investment income	(0.19)	–	(0.08)	(0.10)		(0.08)	(0.07)
Capital gains	(0.64)	(0.94)	(0.29)	(0.77)		(0.44)	(0.32)
Total distributions	(0.83)	(0.94)	(0.37)	(0.87)		(0.52)	(0.39)
Net increase (decrease) in net asset value	(1.84)	0.39	0.09	0.14		(0.60)	1.01
Net Asset Value at end of period	$10.25	$12.09	$11.70	$11.61		$11.47	$12.07
Total Return (%)[3]	(8.70)[4]	11.79	3.99	9.78		(0.82)	13.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$7,467	$8,849	$9,230	$9,607		$9,338	$9,625
Ratios of expenses to average net assets (%)	1.46 [5]	1.46	1.45	1.45		1.45	1.45
Ratio of net investment income to average net assets (%)	2.89 [5]	(0.03)	0.22	3.68	[2]	0.62	0.52
Portfolio turnover (%)[6]	47 [4]	71	87	64		75	50

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.94, and 1.39%, respectively, for the class A Shares, $0.09, $0.92, and 0.67%, respectively, for the class B shares, and $0.08, $0.93, and 0.64%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

45

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	AGGRESSIVE ALLOCATION FUND
		CLASS A							CLASS B
	Six-Months	Year Ended October 31,						Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019		2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$12.75	$11.81	$12.02	$12.01		$12.71	$11.12	$12.28	$11.41	$11.62	$11.65	$12.35	$10.83
Income from Investment Operations:
Net investment income	0.28	0.08	0.10 [1]	0.56	[1,2]	0.14	0.13 [1]	0.10	(0.09)	(0.06)[1]	0.55 [1,2]	0.03	0.02 [1]
Net realized and unrealized gain (loss) on investments	(1.27)	1.89	0.33	0.57	[2]	(0.11)	1.88	(1.10)	1.90	0.39	0.47 [2]	(0.10)	1.85
Total from investment operations	(0.99)	1.97	0.43	1.13		0.03	2.01	(1.00)	1.81	0.33	1.02	(0.07)	1.87
Less Distributions From:
Net investment income	(0.34)	(0.09)	(0.16)	(0.14)		(0.15)	(0.13)	(0.24)	–	(0.06)	(0.07)	(0.05)	(0.06)
Capital gains	(0.78)	(0.94)	(0.48)	(0.98)		(0.58)	(0.29)	(0.78)	(0.94)	(0.48)	(0.98)	(0.58)	(0.29)
Total distributions	(1.12)	(1.03)	(0.64)	(1.12)		(0.73)	(0.42)	(1.02)	(0.94)	(0.54)	(1.05)	(0.63)	(0.35)
Net increase (decrease) in net asset value	(2.11)	0.94	(0.21)	0.01		(0.70)	1.59	(2.02)	0.87	(0.21)	(0.03)	(0.70)	1.52
Net Asset Value at end of period	$10.64	$12.75	$11.81	$12.02		$12.01	$12.71	$10.26	$12.28	$11.41	$11.62	$11.65	$12.35
Total Return (%)[3]	(8.23)[4]	17.33	3.59	10.93		0.06	18.66	(8.54) [4]	16.40	2.88	10.12	(0.74)	17.83
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$54,703	$60,837	$56,089	$54,974		$51,274	$52,811	$2,503	$3,539	$4,375	$6,088	$7,938	$10,442
Ratios of expenses to average net assets (%)	0.71 [5]	0.71	0.70	0.70		0.70	0.70	1.46 [5]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	4.45 [5]	0.62	0.78	4.77	[2]	1.08	1.02	3.97 [5]	(0.10)	0.11	4.50 [2]	0.45	0.35
Portfolio turnover (%)[6]	43 [4]	84	105	79		71	45	43 [4]	84	105	79	71	45

		CLASS C
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$12.29	$11.42	$11.63	$11.66	$12.36	$10.84
Income from Investment Operations:
Net investment income	0.24	(0.01)	0.03 [1]	0.48 [1,2]	0.04	0.02 [1]
Net realized and unrealized gain (loss) on investments	(1.24)	1.82	0.30	0.54 [2]	(0.11)	1.85
Total from investment operations	(1.00)	1.81	0.33	1.02	(0.07)	1.87
Less Distributions From:
Net investment income	(0.24)	–	(0.06)	(0.07)	(0.05)	(0.06)
Capital gains	(0.78)	(0.94)	(0.48)	(0.98)	(0.58)	(0.29)
Total distributions	(1.02)	(0.94)	(0.54)	(1.05)	(0.63)	(0.35)
Net increase (decrease) in net asset value	(2.02)	0.87	(0.21)	(0.03)	(0.70)	1.52
Net Asset Value at end of period	$10.27	$12.29	$11.42	$11.63	$11.66	$12.36
Total Return (%)[3]	(8.54)[4]	16.39	2.88	10.11	(0.74)	17.81
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$2,671	$3,082	$2,655	$2,263	$2,160	$2,300
Ratios of expenses to average net assets (%)	1.46 [5]	1.46	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	3.78 [5]	(0.14)	(0.01)	4.15 [2]	0.32	0.45
Portfolio turnover (%)[6]	43 [4]	84	105	79	71	45

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain(loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.15, $0.98, and 1.25%, respectively, for the class A Shares, $0.03, $0.99, and 0.52%, respectively, for the class B shares, and $0.07, $0.95, and 0.50%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

46

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	TAX-FREE VIRGINIA FUND
		CLASS Y
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$11.71	$11.89	$11.71	$11.08	$11.49	$11.67
Income from Investment Operations:
Net investment income	0.09	0.19	0.20 [1]	0.23 [1]	0.24	0.24 [1]
Net realized and unrealized gain (loss) on investments	(0.89)	(0.17)	0.18	0.63	(0.41)	(0.16)
Total from investment operations	(0.80)	0.02	0.38	0.86	(0.17)	0.08
Less Distributions From:
Net investment income	(0.09)	(0.19)	(0.20)	(0.23)	(0.24)	(0.24)
Capital gains	(0.04)	(0.01)	–	–	–	(0.02)
Total distributions	(0.13)	(0.20)	(0.20)	(0.23)	(0.24)	(0.26)
Net increase (decrease) in net asset value	(0.93)	(0.18)	0.18	0.63	(0.41)	(0.18)
Net Asset Value at end of period	$10.78	$11.71	$11.89	$11.71	$11.08	$11.49
Total Return (%)[2]	(6.91)[3]	0.10	3.24	7.78	(1.52)	0.68
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$19,305	$20,620	$21,572	$22,225	$20,868	$21,866
Ratios of expenses to average net assets (%)	0.86 [4]	0.86	0.85	0.85	0.85	0.86
Ratio of net investment income to average net assets (%)	1.60 [4]	1.57	1.66	1.96	2.09	2.06
Portfolio turnover (%)[5]	7 [3]	10	7	22	26	8

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	TAX-FREE NATIONAL FUND
		CLASS Y
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$10.98	$11.08	$10.96	$10.41	$10.85	$11.10
Income from Investment Operations:
Net investment income	0.09	0.18	0.21 [1]	0.24 [1]	0.24	0.25 [1]
Net realized and unrealized gain (loss) on investments	(0.78)	(0.10)	0.15	0.61	(0.41)	(0.18)
Total from investment operations	(0.69)	0.08	0.36	0.85	(0.17)	0.07
Less Distributions From:
Net investment income	(0.09)	(0.18)	(0.21)	(0.24)	(0.24)	(0.25)
Capital gains	(0.10)	–	(0.03)	(0.06)	(0.03)	(0.07)
Total distributions	(0.19)	(0.18)	(0.24)	(0.30)	(0.27)	(0.32)
Net increase (decrease) in net asset value	(0.88)	(0.10)	0.12	0.55	(0.44)	(0.25)
Net Asset Value at end of period	$10.10	$10.98	$11.08	$10.96	$10.41	$10.85
Total Return (%)[2]	(6.38)[3]	0.75	3.36	8.20	(1.56)	0.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$18,374	$22,331	$23,377	$23,807	$23,325	$25,294
Ratios of expenses to average net assets (%)	0.76 [4]	0.76	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	1.67 [4]	1.65	1.91	2.19	2.25	2.30
Portfolio turnover (%)[5]	1 [3]	18	13	26	31	6

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

47

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	HIGH QUALITY BOND FUND
		CLASS Y					CLASS I
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017	Period Ended 4/30/22* (unaudited)
Net Asset Value at beginning of period	$11.15	$11.42	$11.11	$10.64	$10.93	$11.06	$10.84
Income from Investment Operations:
Net investment income	0.07	0.10	0.13 [1]	0.21 [1]	0.18	0.14 [1]	0.02
Net realized and unrealized gain (loss) on investments	(0.71)	(0.24)	0.32	0.47	(0.30)	(0.12)	(0.37)
Total from investment operations	(0.64)	(0.14)	0.45	0.68	(0.12)	0.02	(0.35)
Less Distributions From:
Net investment income	(0.06)	(0.10)	(0.14)	(0.21)	(0.17)	(0.14)	(0.03)
Capital gains	(0.06)	(0.03)	–	–	–	(0.01)	–
Total distributions	(0.12)	(0.13)	(0.14)	(0.21)	(0.17)	(0.15)	(0.03)
Net increase (decrease) in net asset value	(0.76)	(0.27)	0.31	0.47	(0.29)	(0.13)	(0.38)
Net Asset Value at end of period	$10.39	$11.15	$11.42	$11.11	$10.64	$10.93	$10.46
Total Return (%)[2]	(5.80)[3]	(1.21)	4.08	6.43	(1.09)	0.25	(3.25)	[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$91,749	$115,682	$184,881	$90,407	$89,253	$100,536	$10
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.50 [4]	0.50	0.49	0.49	0.49	0.49	0.43	[4]
After reimbursement of expenses by Adviser (%)	0.43 [4]	0.40	0.46	0.49	0.49	0.49	0.43	[4]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	0.92 [4]	0.76	1.17	1.88	1.64	1.32	1.04	[4]
After reimbursement of expenses by Adviser (%)	0.99 [4]	0.86	1.20	1.88	1.64	1.32	1.04	[4]
Portfolio turnover (%)[5]	183	13	21	20	31	26	18	[3]

*	Class I shares commenced operations effective March 1, 2022.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

48

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	CORE BOND FUND
		CLASS A						CLASS B
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019	2018		2017
Net Asset Value at beginning of period	$10.45	$10.78	$10.28	$9.55	$10.03	$10.20	$10.45	$10.78	$10.29	$9.55	$10.03		$10.21
Income from Investment Operations:
Net investment income	0.07	0.14	0.18 [1]	0.24 [1]	0.21	0.20 [1]	0.21	0.16	0.12 [1]	0.16 [1]	0.15		0.14 [1]
Net realized and unrealized gain (loss) on investments	(1.03)	(0.12)	0.53	0.74	(0.46)	(0.10)	(1.20)	(0.22)	0.51	0.75	(0.47)		(0.12)
Total from investment operations	(0.96)	0.02	0.71	0.98	(0.25)	0.10	(0.99)	(0.06)	0.63	0.91	(0.32)		0.02
Less Distributions From:
Net investment income	(0.06)	(0.14)	(0.19)	(0.25)	(0.23)	(0.22)	(0.03)	(0.06)	(0.12)	(0.17)	(0.16)		(0.15)
Capital gains	(0.06)	(0.21)	(0.02)	–	(0.00)[2]	(0.05)	(0.06)	(0.21)	(0.02)	–	(0.00	) [2]	(0.05)
Total distributions	(0.12)	(0.35)	(0.21)	(0.25)	(0.23)	(0.27)	(0.09)	(0.27)	(0.14)	(0.17)	(0.16)		(0.20)
Net increase (decrease) in net asset value	(1.08)	(0.33)	0.50	0.73	(0.48)	(0.17)	(1.08)	(0.33)	0.49	0.74	(0.48)		(0.18)
Net Asset Value at end of period	$9.37	$10.45	$10.78	$10.28	$9.55	$10.03	$9.37	$10.45	$10.78	$10.29	$9.55		$10.03
Total Return (%)[3]	(9.30)[4]	0.21	7.00	10.37	(2.45)	1.05	(9.61) [4]	(0.53)	6.10	9.65	(3.18)		0.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$37,304	$43,577	$47,304	$28,902	$29,605	$33,738	$339	$510	$1,088	$1,272	$1,466		$2,004
Ratios of expenses to average net assets (%)	0.855	0.87	0.90	0.90	0.90	0.90	1.60 [5]	1.63	1.66	1.65	1.65		1.65
Ratio of net investment income to average net assets (%)	1.33 [5]	1.31	1.78	2.35	2.20	2.00	0.56 [5]	0.59	1.05	1.60	1.44		1.25
Portfolio turnover (%)[6]	12 [4]	30	61	36	26	27	12 [4]	30	61	36	26		27

		CLASS Y
	Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$10.39	$10.71	$10.25	$9.52	$9.99	$10.17
Income from Investment Operations:
Net investment income (loss)	(0.07)	(0.02)	0.20 [1]	0.25 [1]	0.24	0.23 [1]
Net realized and unrealized gain (loss) on investments	(0.87)	0.10	0.52	0.75	(0.45)	(0.11)
Total from investment operations	(0.94)	0.08	0.72	1.00	(0.21)	0.12
Less Distributions From:
Net investment income	(0.07)	(0.19)	(0.24)	(0.27)	(0.26)	(0.25)
Capital gains	(0.06)	(0.21)	(0.02)	–	(0.00)[2]	(0.05)
Total distributions	(0.13)	(0.40)	(0.26)	(0.27)	(0.26)	(0.30)
Net increase (decrease) in net asset value	(1.07)	(0.32)	0.46	0.73	(0.47)	(0.18)
Net Asset Value at end of period	$9.32	$10.39	$10.71	$10.25	$9.52	$9.99
Total Return (%)[3]	(9.14)[4]	0.73	7.13	10.67	(2.12)	1.22
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$7,633	$10,783	$102,811	$121,000	$138,186	$170,169
Ratios of expenses to average net assets (%)	0.60 [5]	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income to average net assets (%)	1.57 [5]	1.65	2.03	2.60	2.44	2.25
Portfolio turnover (%)[6]	12 [4]	30	61	36	26	27

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

49

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	CLASS I		CLASS R6
	Six-Months Ended 4/30/22 (unaudited)	Period Ended 10/31/2021*	Period Ended 4/30/22** (unaudited)
Net Asset Value at beginning of period	$10.36	$10.39	$9.90
Income from Investment Operations:
Net investment income	0.08	0.11	0.03
Net realized and unrealized gain (loss) on investments	(1.07)	(0.02)	(0.63)
Total from investment operations	(0.99)	(0.09)	(0.60)
Less Distributions From:
Net Investment Income	(0.09)	(0.12)	(0.03)
Total distributions	(0.09)	(0.12)	(0.03)
Net increase (decrease) in net asset value	(1.08)	(0.03)	(0.63)
Net Asset Value at end of period	$9.28	$10.36	$9.27
Total Return (%)[1]	(9.10)[2]	(0.88)	(6.04)	[2]
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$ 37,091	$133,692	$100,404
Ratios of expenses to average net assets (%)	0.50 [3]	0.50	0.42	[3]
Ratio of net investment income to average net assets (%)	1.63 [3]	1.57	1.97	[3]
Portfolio turnover (%)[4]	12 [2]	40	12	[2]

*	Class I shares commenced operations effective March 1, 2021.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	Total return without applicable sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

50

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVERSIFIED INCOME FUND
	CLASS A						CLASS B
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$18.42	$15.52	$16.37	$15.98	$15.93	$14.92	$18.57	$15.64	$16.48	$16.08	$16.04	$15.01
Income from Investment Operations:
Net investment income	0.12	0.23	0.261	0.28 [1]	0.28	0.26 [1]	0.09	0.11	0.14 [1]	0.16 [1]	0.16	0.14 [1]
Net realized and unrealized gain (loss) on investments	(0.81)	3.11	(0.04)	1.64	0.30	1.56	(0.85)	3.12	(0.03)	1.65	0.29	1.58
Total from investment operations	(0.69)	3.34	0.22	1.92	0.58	1.82	(0.76)	3.23	0.11	1.81	0.45	1.72
Less Distributions From:
Net investment income	(0.13)	(0.24)	(0.27)	(0.29)	(0.29)	(0.27)	(0.06)	(0.10)	(0.15)	(0.17)	(0.17)	(0.15)
Capital gains	(1.67)	(0.20)	(0.80)	(1.24)	(0.24)	(0.54)	(1.67)	(0.20)	(0.80)	(1.24)	(0.24)	(0.54)
Total distributions	(1.80)	(0.44)	(1.07)	(1.53)	(0.53)	(0.81)	(1.73)	(0.30)	(0.95)	(1.41)	(0.41)	(0.69)
Net increase (decrease) in net asset value	(2.49)	2.90	(0.85)	0.39	0.05	1.01	(2.49)	2.93	(0.84)	0.40	0.04	1.03
Net Asset Value at end of period	$15.93	$18.42	$15.52	$16.37	$15.98	$15.93	$16.08	$18.57	$15.64	$16.48	$16.08	$16.04
Total Return (%)[2]	(3.53)[3]	21.74	1.27	13.51	3.63	12.57	(3.89)[3]	20.83	0.56	12.64	2.77	11.79
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$148,540	$158,336	$134,213	$139,683	$131,127	$137,863	$3,805	$5,082	$6,591	$9,612	$10,832	$12,702
Ratios of expenses to average net assets (%)	1.11 [4]	1.11	1.10	1.10	1.10	1.10	1.87 [4]	1.86	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets (%)	1.41 [4]	1.27	1.66	1.80	1.72	1.65	0.66 [4]	0.53	0.92	1.06	0.97	0.91
Portfolio turnover (%)5	17 [3]	34	31	34	27	21	17 [3]	34	31	34	27	21

	CLASS C
	Six-Months		Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$18.58	$15.65	$16.48	$16.07	$16.03	$15.01
Income from Investment Operations:
Net investment income	0.06	0.09	0.151	0.161	0.16	0.14 [1]
Net realized and unrealized gain (loss) on investments	(0.83)	3.14	(0.03)	1.66	0.29	1.57
Total from investment operations	(0.77)	3.23	0.12	1.82	0.45	1.71
Less Distributions From:
Net investment income	(0.06)	(0.10)	(0.15)	(0.17)	(0.17)	(0.15)
Capital gains	(1.67)	(0.20)	(0.80)	(1.24)	(0.24)	(0.54)
Total distributions	(1.73)	(0.30)	(0.95)	(1.41)	(0.41)	(0.69)
Net increase (decrease) in net asset value	(2.50)	2.93	(0.83)	0.41	0.04	1.02
Net Asset Value at end of period	$16.08	$18.58	$15.65	$16.48	$16.07	$16.03
Total Return (%)[3]	(3.95)[3]	20.82	0.62	12.72	2.77	11.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$23,681	$20,812	$16,888	$16,090	$14,647	$15,103
Ratios of expenses to average net assets (%)	1.86 [4]	1.85	1.85	1.84	1.85	1.85
Ratio of net investment income to average net assets (%)	0.66 [4]	0.52	0.91	1.05	0.97	0.89
Portfolio turnover (%)[6]	17 [3]	34	31	34	27	21

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

51

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	COVERED CALL & EQUITY INCOME FUND
			CLASS A						CLASS C
	Six-Months Ended 4/30/22		Year Ended October 31,					Six-Months Ended 4/30/22	Year Ended October 31,
	(unaudited)		2021	2020	2019	2018	2017	(unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$9.60		$7.80	$7.84	$8.52	$8.88	$8.95	$8.74	$7.19	$7.31	$8.04	$8.47	$8.63
Income from Investment Operations:
Net investment income (loss)	0.01		0.02	(0.09)[1]	0.03 [1]	0.06	0.07	(0.02)	(0.08)	(0.18)[1]	(0.05)[1]	(0.10)	0.02
Net realized and unrealized gain (loss) on investments	0.03		2.37	0.60	0.05	0.30	0.46	0.02	2.21	0.60	0.07	0.38	0.42
Total from investment operations	0.04		2.39	0.51	0.08	0.36	0.53	0.00	2.13	0.42	0.02	0.28	0.44
Less Distributions From:
Net investment income	(0.15)		(0.43)	(0.39)	(0.44)	(0.43)	(0.39)	(0.14)	(0.42)	(0.38)	(0.43)	(0.42)	(0.39)
Capital gains	(0.16)		(0.16)	(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.16)	(0.16)	(0.32)	(0.29)	(0.21)
Total distributions	(0.31)		(0.59)	(0.55)	(0.76)	(0.72)	(0.60)	(0.30)	(0.58)	(0.54)	(0.75)	(0.71)	(0.60)
Net increase (decrease) in net asset value	(0.27)		1.80	(0.04)	(0.68)	(0.36)	(0.07)	(0.30)	1.55	(0.12)	(0.73)	(0.43)	(0.16)
Net Asset Value at end of period	$9.33		$9.60	$7.80	$7.84	$8.52	$8.88	$8.44	$8.74	$7.19	$7.31	$8.04	$8.47
Total Return (%)[2]	0.77	[3]	31.18	7.10	1.46	3.96	5.97	0.49 [3]	30.17	6.31	0.68	3.21	5.09
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,214		$14,811	$11,996	$13,748	$16,035	$16,77	3 $ 8,402	$8,336	$7,156	$8,191	$9,638	$13,299
Ratios of expenses to average net assets (%)	1.26	[4]	1.26	1.25	1.25	1.25	1.25	2.01 [4]	2.01	2.01	2.00	2.00	2.00
Ratio of net investment income to average net assets (%).	0.33	[4]	0.09	0.70	1.05	0.47	1.03	(0.43)[4]	(0.66)	(0.05)	0.29	(0.28)	0.28
Portfolio turnover (%)[5]	57	[3]	162	108	116	130	166	57 [3]	162	108	116	130	166

	CLASS Y							CLASS I			CLASS R6
	Six-Months Ended 4/30/22		Year Ended October 31,					Period Ended 4/30/22*		Six-Months Ended 4/30/22	Year Ended October 31,
	(unaudited)		2021	2020	2019	2018	2017	(unaudited)		(unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$9.95		$8.05	$8.06	$8.73	$9.06	$9.11	$9.79		$10.12	$8.17	$8.16	$8.81	$9.13	$9.16
Income from Investment Operations:
Net investment income (loss)	0.03		0.04	(0.39)[1]	0.12 [1]	0.10	0.14	0.12		0.10	0.17	(0.45)[1]	0.18 [1]	0.06	0.14
Net realized and unrealized gain (loss) on investments	0.03		2.45	0.94	(0.02)	0.29	0.42	(0.09)		(0.04)	2.37	1.02	(0.06)	0.34	0.44
Total from investment operations	0.06		2.49	0.55	0.10	0.39	0.56	0.03		0.06	2.54	0.57	0.12	0.40	0.58
Less Distributions From:
Net investment income	(0.16)		(0.43)	(0.40)	(0.45)	(0.43)	(0.40)	(0.14)		(0.17)	(0.43)	(0.40)	(0.45)	(0.43)	(0.40)
Capital gains	(0.16)		(0.16)	(0.16)	(0.32)	(0.29)	(0.21)	-		(0.16)	(0.16)	(0.16)	(0.32)	(0.29)	(0.21)
Total distributions	(0.32)		(0.59)	(0.56)	(0.77)	(0.72)	(0.61)	(0.14)		(0.33)	(0.59)	(0.56)	(0.77)	(0.72)	(0.61)
Net increase (decrease) in net asset value	(0.26)		1.90	(0.01)	(0.67)	(0.33)	(0.05)	(0.11)		(0.27)	1.95	0.01	(0.65)	(0.32)	(0.03)
Net Asset Value at end of period	$9.69		$9.95	$8.05	$8.06	$8.73	$9.06	$9.68		$9.85	$10.12	$8.17	$8.16	$8.81	$9.13
Total Return (%)[2]	1.00	[3]	31.54	7.34	1.60	4.29	6.15	0.35	[3]	1.04 [3]	31.69	7.51	1.82	4.37	6.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$80,849		$66,982	$59,966	$102,018	$106,576	$95,640	$54		$775	$544	$1,439	$2,385	$2,388	$2,531
Ratios of expenses to average net assets (%)	1.01	[4]	1.01	1.01	1.00	1.00	1.00	0.94	[4]	0.88 [4]	0.88	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	0.56	[4]	0.34	0.98	1.28	0.73	1.26	0.47	[4]	0.68 [4]	0.60	1.10	1.41	0.85	1.26
Portfolio turnover (%)[5]	57	[3]	162	108	116	130	166	57	[3]	57 [3]	162	108	116	130	166

*	Class I shares commenced operations effective March 1, 2022.

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

52

Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVIDEND INCOME FUND
	CLASS A*					CLASS Y
	Six-Months Ended 4/30/22	Year Ended	Period Ended		Six-Months Ended 4/30/22 2021	Year Ended October 31,
	(unaudited)	2021	10/31/20201		(unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$34.13	$26.10	$25.17		$34.19	$26.14	$27.65	$27.01	$26.18	$22.38
Income from Investment Operations:
Net investment income	0.24	0.39	0.16	[2]	0.31	0.50	0.51 [2]	0.46 [2]	0.47	0.44 [2]
Net realized and unrealized gain (loss) on investments	(0.75)	8.06	0.98		(0.78)	8.03	(0.88)	3.12	1.42	4.34
Total from investment operations	(0.51)	8.45	1.14		(0.47)	8.53	(0.37)	3.58	1.89	4.78
Less Distributions From:
Net investment income .	(0.19)	(0.42)	(0.21)		(0.27)	(0.48)	(0.45)	(0.43)	(0.47)	(0.44)
Capital gains	(2.85)	–	–		(2.85)	–	(0.69)	(2.51)	(0.59)	(0.54)
Total distributions	(3.04)	(0.42)	(0.21)		(3.12)	(0.48)	(1.14)	(2.94)	(1.06)	(0.98)
Net Increase (decrease) in net asset value.	(3.55)	8.03	0.93		(3.59)	8.05	(1.51)	0.64	0.83	3.80
Net Asset Value at end of period	$30.58	$34.13	$26.10		$30.60	$34.19	$26.14	$27.65	$27.01	$26.18
Total Return (%)[3]	(0.84)[4]	32.52	4.53	[3]	(0.71)[4]	32.81	(1.42)	15.48	7.35	21.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$59,528	$62,716	$51,207		$164,271	$188,287	$171,733	$220,725	$111,457	$107,411
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16 [5]	1.16	1.17	[4]	0.91 [5]	0.91	1.02	1.10	1.10	1.10
After reimbursement of expenses by Adviser (%)	1.16 [5]	1.16	1.17	[4]	0.91 [5]	0.91	0.93	0.95	0.95	0.95
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	1.46 [5]	1.25	1.09	[4]	1.71 [5]	1.50	1.72	1.64	1.60	1.66
After reimbursement and waiver of expenses by Adviser (%) .	1.46 [5]	1.25	1.09	[4]	1.71 [5]	1.50	1.81	1.79	1.75	1.81
Portfolio turnover (%)[6]	15 [4]	31	33	[3]	15 [4]	31	33	28	32	19

	CLASS I				CLASS R6
	Six-Months Ended4/30/22 (unaudited)	Year Ended 2021	Period Ended 10/31/2020*		Period Ended 4/30/2022** (Unaudited) 2020
Net Asset Value at beginning of period	$34.20	$26.14	$27.19		$31.05
Income from Investment Operations:
Net investment income	0.31	0.52	0.06	[2]	0.06
Net realized and unrealized gain (loss) on investments	(0.75)	8.05	(1.02)		(0.39)
Total from investment operations	(0.44)	8.57	(0.96)		(0.33)
Less Distributions From:
Net investment income	(0.33)	(0.51)	(0.09)		(0.13)
Capital gains	(2.85)	–	–		-
Total distributions	(3.18)	(0.51)	(0.09)		(0.13)
Net Increase (decrease) in net asset value	(3.62)	8.06	(1.05)		(0.46)
Net Asset Value at end of period	$30.58	$34.20	$26.14		$30.59
Total Return (%)[3].	(0.65)[4]	32.95	(3.53)[4]		(1.08)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$57,863	$72,215	$51,725		$26,401
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.81 [5]	0.81	0.82	[5]	0.73 [5]
After reimbursement of expenses by Adviser (%)	0.81 [5]	0.81	0.82	[5]	0.73 [5]
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	1.85 [5]	1.60	1.55	[5]	1.32 [5]
After reimbursement and waiver of expenses by Adviser (%)	1.85 [5]	1.60	1.55	[5]	1.32 [5]
Portfolio turnover (%)[6]	15 [4]	31	33	[4]	15 [4]

*	Class I shares commenced operations effective September 1, 2020.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	Class A shares commenced operations effective June 1, 2020.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Class R6 shares commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

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	INVESTORS FUND
	CLASS A						CLASS Y
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$28.72	$23.81	$23.76	$23.85	$23.22	$19.57	$28.78	$23.84	$23.83	$23.92	$23.29	$19.62
Income from Investment Operations:
Net investment income (loss)	0.01	(0.01)	0.04 [1]	0.06 [1]	0.05	0.03 [1]	0.10	0.12	0.14 [1]	0.121	0.11	0.09 [1]
Net realized and unrealized gain (loss) on investments	(2.11)	7.29	1.31	3.39	1.87	4.23	(2.17)	7.24	1.29	3.39	1.87	4.24
Total from investment operations	(2.10)	7.28	1.35	3.45	1.92	4.26	(2.07)	7.36	1.43	3.51	1.98	4.33
Less Distributions From:
Net investment income	–	–	–	(0.10)	(0.03)	–	(0.04)	(0.05)	(0.12)	(0.16)	(0.09)	(0.05)
Capital gains	(2.10)	(2.37)	(1.30)	(3.44)	(1.26)	(0.61)	(2.10)	(2.37)	(1.30)	(3.44)	(1.26)	(0.61)
Total distributions	(2.10)	(2.37)	(1.30)	(3.54)	(1.29)	(0.61)	(2.14)	(2.42)	(1.42)	(3.60)	(1.35)	(0.66)
Net increase (decrease) in net asset value	(4.20)	4.91	0.05	(0.09)	0.63	3.65	(4.21)	4.94	0.01	(0.09)	0.63	3.67
Net Asset Value at end of period	$24.52	$28.72	$23.81	$23.76	$23.85	$23.22	$24.57	$28.78	$23.84	$23.83	$23.92	$23.29
Total Return (%)[2]	(8.07)[3]	32.37	5.75	18.37	8.50	22.30	(7.95)[3]	32.72	6.06	18.63	8.75	22.62
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$94,994	$108,515	$88,934	$86,476	$78,043	$77,891	$96,610	$112,166	$157,991	$244,443	$208,942	$222,363
Ratios of expenses to average net assets (%)	1.16 [4]	1.16	1.18	1.20	1.20	1.20	0.91 [4]	0.91	0.94	0.95	0.95	0.95
Ratio of net investment income to average net assets (%)	0.11 [4]	(0.03)	0.18	0.23	0.22	0.14	0.37 [4]	0.25	0.54	0.47	0.47	0.39
Portfolio turnover (%)[5]	7 [3]	17	41	23	40	33	7 [3]	17	41	23	40	33

	CLASS I
	Six-Months				Six-Months		Year Ended October 31,
	Ended 4/30/22	Year Ended	Pried Ended		Ended 4/30/22
	(unaudited)	10/31/21	10/31/20*,6		(unaudited)		2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$28.75	$23.84	$24.51		$29.09		$24.12	$24.06	$24.07	$23.44	$19.74
Income from Investment Operations:
Net investment income	0.06	0.10	0.00	[1,7]	0.07		0.11	0.031	0.16 [1]	0.15	0.13 [1]
Net realized and unrealized gain (loss) on investments	(2.11)	7.28	(0.67)		(2.13)		7.37	1.45	3.43	1.88	4.26
Total from investment operations	(2.05)	7.38	(0.67)		(2.06)		7.48	1.48	3.59	2.03	4.39
Less Distributions From:
Net investment income	(0.10)	(0.10)	–		(0.15)		(0.14)	(0.12)	(0.16)	(0.14)	(0.08)
Capital gains	(2.10)	(2.37)	–		(2.10)		(2.37)	(1.30)	(3.44)	(1.26)	(0.61)
Total distributions	(2.20)	(2.47)	–		(2.25)		(2.51)	(1.42)	(3.60)	(1.40)	(0.69)
Net increase (decrease) in net asset value	(4.25)	4.91	(0.67)		(4.31)		4.97	0.06	(0.01)	0.63	3.70
Net Asset Value at end of period	$24.50	$28.75	$23.84		$24.78		$29.09	$24.12	$24.06	$24.07	$23.44
Total Return (%)[2]	(7.91)[3]	32.87	(2.73)[3]		(7.88	)3	32.96	6.21	18.88	8.90	22.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$92,920	$104,617	$20,643		$57,984		$84,331	$70,490	$8,063	$6,919	$6,898
Ratios of expenses to average net assets (%)	0.81 [4]	0.81	0.82	[4]	0.73	[4]	0.73	0.74	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	0.47 [4]	0.30	0.02	[4]	0.55	[4]	0.39	0.26	0.65	0.64	0.56
Portfolio turnover (%)[5]	7 [3]	17	41	[3]	7	[3]	17	41	23	40	33

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Class I shares commenced operations effective September 1, 2020.
[7]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

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Financial Highlights for a Share of Beneficial Interest Outstanding – continued

	SUSTAINABLE EQUITY FUND
	CLASS Y	CLASS I
	Period	Period
	Ended 4/30/22	Ended 4/30/22
	(unaudited)[1]	(unaudited)[1]
Net Asset Value at beginning of period	$10.00	$10.00
Income from Investment Operations:
Net investment loss	—	0.01
Net realized and unrealized gain (loss) on investments	(1.39)	(1.40)
Total from investment operations	(1.39)	(1.39)
Less Distributions From:
Net investment income	—	—
Net increase (decrease) in net asset value	(1.39)	(1.39)
Net Asset Value at end of period	$8.61	$8.61
Total Return (%)[2]	(13.90)[3]	(13.80)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$86	$7,692
Ratios of expenses to average net assets (%)	0.88 [4]	0.80 [4]
Ratio of net investment income to average net assets (%)	0.29 [4]	0.43 [4]
Portfolio turnover (%)[3]	3 [3]	3 [3]

[1]	The Sustainable Equity Fund was launched on December 31, 2021 and commenced operations effective January 3, 2022
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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Madison Funds | April 30, 2022

Financial Highlights for a Share of Beneficial Interest Outstanding – continued

MID CAP FUND
	CLASS A						CLASS B
	Six-Months Ended 4/30/22	Year Ended October 31,					Six-Months Ended 4/30/22	Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017	(unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$13.68	$10.26	$11.09	$9.77	$9.37	$8.34	$10.52	$8.03	$8.84	$7.98	$7.78	$7.04
Income from Investment Operations:
Net investment loss	(0.01)	(0.07)	(0.08)[1]	(0.07)[1]	(0.06)	(0.05)[1]	(1.37)	(0.68)	(0.53)[1]	(0.32)[1]	(0.35)	(0.20)[1]
Net realized and unrealized gain (loss) on investments	(1.13)	3.91	(0.32)	2.07	0.81	1.46	0.47	3.59	0.15	1.86	0.90	1.32
Total from investment operations	(1.14)	3.84	(0.40)	2.00	0.75	1.41	(0.90)	2.91	(0.38)	1.54	0.55	1.12
Less Distributions From:
Capital gains	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)
Total distributions	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)
Net increase (decrease) in net asset value	(1.78)	3.42	(0.83)	1.32	0.40	1.03	(1.54)	2.49	(0.81)	0.86	0.20	0.74
Net Asset Value at end of period	$11.90	$13.68	$10.26	$11.09	$9.77	$9.37	$8.984	$10.52	$8.03	$8.84	$7.98	$7.78
Total Return (%)[3]	(8.94)[4]	38.24	(3.81)	22.65	8.15	17.40	(9.36)	37.24	(4.59)	21.91	7.21	16.46
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$74,276	$76,625	$58,782	$66,250	$59,519	$59,175	$755	$1,180	$1,191	$1,730	$1,891	$2,550
Ratios of expenses to average net assets (%)	1.40 [5]	1.39	1.40	1.40	1.40	1.40	2.15 [5]	2.15	2.15	2.15	2.15	2.15
Ratio of net investment income to average net assets (%)	(0.52)[5]	(0.50)	(0.64)	(0.59)	(0.51)	(0.53)	(1.21)[5]	(1.21)	(1.37)	(1.33)	(1.26)	(1.28)
Portfolio turnover (%)[6]	12 [4]	24	24	25	27	22	12 [4]	24	24	25	27	22

	CLASS Y						CLASS I*
	Six-Months Ended 4/30/22	Year Ended October 31,					Six-Months Ended 4/30/22	Year Ended	Period Ended
	(unaudited)	2021	2020	2019	2018	2017	(unaudited)	10/31/2021	10/31/2020*
Net Asset Value at beginning of period	$14.62	$10.89	$11.71	$10.23	$9.76	$8.64	$14.64	$10.90	$11.21
Income from Investment Operations:
Net investment income (loss)	(0.01)	0.02	(0.03)[1]	(0.02)[1]	(0.01)	(0.01)[1]	0.01	(0.03)	(0.01)[1]
Net realized and unrealized gain (loss) on investments	(1.19)	4.13	(0.36)	2.18	0.83	1.51	(1.20)	4.19	(0.30)
Total from investment operations.	(1.20)	4.15	(0.39)	2.16	0.82	1.50	(1.19)	4.16	(0.31)
Less Distributions From:
Net Investment Income	–	–	(0.00)[2]	–	–	–	(0.02)	(0.00) [2]	–
Capital gains	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.64)	(0.42)	–
Total distributions	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)	(0.38)	(0.66)	(0.42)	–
Net increase (decrease) in net asset value	(1.84)	3.73	(0.82)	1.48	0.47	1.12	(1.85)	3.74	(0.31)
Net Asset Value at end of period	$12.78	$14.62	$10.89	$11.71	$10.23	$9.76	$12.79	$14.64	$10.90
Total Return (%)[3]	(8.74)[4]	38.89	(3.52)	23.27	8.55	17.85	(8.73)[4]	39.01	(2.77)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$243,874	$263,892	$323,841	$463,768	$351,716	$270,989	$262,874	$286,235	$61,805
Ratios of expenses to average net assets (%)	0.95 [5]	0.95	0.97	0.98	0.98	0.98	0.85 [5]	0.85	0.86 [4]
Ratio of net investment income to average net assets (%)	(0.06)[5]	(0.04)	(0.20)	(0.18)	(0.09)	(0.11)	0.04 [5]	(0.01)	(0.43)[4]
Portfolio turnover (%)[4]	12 [4]	24	24	25	27	22	12 [4]	24	24 [3]

	CLASS R6
	Six-Months		Year Ended October 31,
	Ended 4/30/22 (unaudited)		2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$15.04		$11.19	$11.99	$10.44	$9.94	$8.77
Income from Investment Operations:
Net investment income (loss)	0.02		0.02	(0.02)[1]	(0.10)[1]	0.01	0.01 [1]
Net realized and unrealized gain (loss) on investments	(1.24)		4.27	(0.35)	2.33	0.84	1.54
Total from investment operations	(1.22)		4.29	(0.37)	2.23	0.85	1.55
Less Distributions From:
Net Investment Income	(0.04)		(0.02)	(0.00)[2]	–	–	–
Capital gains	(0.64)		(0.42)	(0.43)	(0.68)	(0.35)	(0.38)
Total distributions	(0.68)		(0.44)	(0.43)	(0.68)	(0.35)	(0.38)
Net increase (decrease) in net asset value	(1.90)		3.85	(0.80)	1.55	0.50	1.17
Net Asset Value at end of period	$13.14		$15.04	$11.19	$11.99	$10.44	$9.94
Total Return (%)[3]	(8.68)	[4]	39.20	(3.26)	23.49	8.71	18.17
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$89,225		$105,878	$91,562	$55,417	$12,886	$11,713
Ratios of expenses to average net assets (%)	0.77 [5]		0.77	0.77	0.76	0.77	0.77
Ratio of net investment income to average net assets (%)	0.14 [5]		0.14	(0.03)	(0.06)	0.12	0.10
Portfolio turnover (%)[4]	12 [4]		24	24	25	27	22

*	Class I shares commenced operations effective September 1, 2020
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

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	SMALL CAP FUND
	CLASS A						CLASS Y
	Six-Months	Year Ended October 31,				Inception to	Six-Months	Year Ended October 31,		Period Ended October 31,			Year Ended September 30,
	Ended 4/30/22 (unaudited)	2021	2020	2019		September 30, 2019[1]	Ended 4/30/22 (unaudited)	2021	2020	2019[2]		2019	2018[4]	2017[4]
Net Asset Value at beginning of period	$15.55	$11.04	$11.14	$10.82		$10.53	$15.69	$11.11	$11.19	$10.87		$15.56	$15.03	$14.09
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.09)	(0.02)[4]	(0.01)[4]		(0.01)[2]	(0.02)	(0.07)	0.02 [4]	(0.01)[4]		(0.04)[4]	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.94)	5.46	0.36	0.33		0.30	(1.95)	5.51	0.35	0.33		(1.39)	2.21	1.70
Total from investment operations	(1.96)	5.37	0.34	0.32		0.29	(1.97)	5.44	0.37	0.32		(1.43)	2.13	1.61
Less Distributions From:
Net investment income	–	–	–	–		–	–	–	(0.01)	–		–	–	–
Capital gains.	(3.35)	(0.86)	(0.44)	–		–	(3.35)	(0.86)	(0.44)	–		(3.26)	(1.60)	(0.67)
Total distributions	(3.35)	(0.86)	(0.44)	–		–	(3.35)	(0.86)	(0.45)	–		(3.26)	(1.60)	(0.67)
Net increase (decrease) in net asset value	(5.31)	4.51	(0.10)	0.32		0.29	(5.32)	4.58	(0.08)	0.32		(4.69)	0.53	0.94
Net Asset Value at end of period	$10.24	$15.55	$11.04	$11.14		$10.82	$10.37	$15.69	$11.11	$11.19		10.87	$15.56	$15.03
Total Return (%)[5]	(15.31)[6]	50.17	3.02	2.96	[6]	2.75 [6]	(15.21)[6]	50.50	3.27	2.94	[6]	(8.81)	15.29	11.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,896	$4,847	$2,958	$3,457		$3,420	$195,500	$253,625	$215,890	$263,527		274,824	$543,961	$611,730
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.35 [7]	1.39	1.51	1.50	[7]	1.50	1.10 [7]	1.15	1.26	1.25	[7]	1.29	1.21	1.23
After reimbursement of expenses by Adviser (%)	1.35 [7]	1.38	1.47	1.46	[7]	1.46	1.10 [7]	1.14	1.22	1.21	[7]	1.29	1.21	1.23
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	(0.55)[7]	(0.67)	(0.18)	(1.07)[7]		(1.28)	(0.30)[7]	(0.42)	0.08	(0.82)[7]		(0.36)	(0.57)	(0.64)
After reimbursement of expenses by Adviser (%)	(0.55)[7]	(0.66)	(0.14)	(1.03)[7]		(1.24)	(0.30)[7]	(0.40)	0.12	(0.78)[7]		(0.36)	(0.57)	(0.64)
Portfolio turnover (%)[8]	18	44	47	3		73	18	44	47	3		73	49	53

	CLASS I			CLASS R6
	Six-Months
	Ended 4/30/22 (unaudited)	Period Ended 10/31/21*		Period Ended 10/31/22**
Net Asset Value at beginning of period	$15.70	$14.41		$11.30
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	(5.30)	1.32		(0.91)
Total from investment operations	(5.31)	1.29		(0.92)
Less Distributions From:
Net investment income	(0.02)	–		–
Total distributions	(0.02)	–		–
Net increase (decrease) in net asset value	(5.33)	1.29		(0.92)
Net Asset Value at end of period	$10.37	$15.70		$10.38
Total Return (%)[5]	(15.18)[6]	8.95	[6]	(8.14)[6]
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$19,331	$21,868		$9
Before reimbursement of expenses by Adviser (%)	1.00 [7]	1.00	[7]	0.98 [7]
After reimbursement of expenses by Adviser (%)	1.00 [7]	1.00	[7]	0.98 [7]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	(0.19)[7]	(0.36)[7]		(0.37)[7]
After reimbursement of expenses by Adviser (%)	(0.19)[7]	(0.36)[7]		(0.37)[7]
Portfolio turnover (%)[8]	18	44		18

*	Class I shares commenced operations effective March 1, 2021.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	For accounting purposes, the Small Cap Fund Class A is treated as having commenced investment operations on August 31, 2019.
[2]	Disclosure represents the period October 1, 2019 to October 31, 2019.
[3]	The financial highlights prior to August 31, 2019 are those of the Broadview Opportunity Fund, the accounting survivor of the reorganization of the Madison Small Cap Fund and Broadview Opportunity Fund. The net asset values and other per share information of the Broadview Opportunity Fund have been restated by the conversion ratio of 2.469195 for Class Y shares to reflect those of the legal survivor of the reorganization, the Madison Small Cap Fund.
[4]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[5]	Total return without applicable sales charge.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.

57

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INTERNATIONAL STOCK FUND
	CLASS A						CLASS B
	Six-Months	Year Ended October 31,					Six-Months	Year Ended October 31,
	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017	Ended 4/30/22 (unaudited)	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$13.67	$11.83	$13.53	$12.92	$14.00	$12.03	$13.20	$11.47	$13.14	$12.56	$13.63	$11.73
Income from Investment Operations:
Net investment income (loss)	0.06	0.07	0.06 [1]	0.18 [1]	0.16	0.10 [1]	(0.16)	(0.21)	(0.08)[1]	0.06 [1]	0.03	0.00 [1,6]
Net realized and unrealized gain (loss) on investments	(1.99)	2.35	(0.89)	0.99	(1.12)	2.01	(1.74)	2.46	(0.82)	0.99	(1.07)	1.97
Total from investment operations	(1.93)	2.42	(0.83)	1.17	(0.96)	2.11	(1.90)	2.25	(0.90)	1.05	(1.04)	1.97
Less Distributions From:
Net investment income	(0.07)	(0.06)	(0.19)	(0.19)	(0.12)	(0.14)	–	–	(0.09)	(0.10)	(0.03)	(0.07)
Capital gains	(3.30)	(0.52)	(0.68)	(0.37)	–	–	(3.30)	(0.52)	(0.68)	(0.37)	–	–
Total distributions	(3.37)	(0.58)	(0.87)	(0.56)	(0.12)	(0.14)	(3.30)	(0.52)	(0.77)	(0.47)	(0.03)	(0.07)
Net increase (decrease) in net asset value	(5.30)	1.84	(1.70)	0.61	(1.08)	1.97	(5.20)	1.73	(1.67)	0.58	(1.07)	1.90
Net Asset Value at end of period	$8.37	$13.67	$11.83	$13.53	$12.92	$14.00	$8.00	$13.20	$11.47	$13.14	$12.56	$13.63
Total Return (%)[2]	(16.21)[3]	20.48	(6.78)	9.85	(6.94)	17.79	(16.49)[3]	19.62	(7.49)	9.04	(7.65)	16.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,985	$16,375	$14,602	$17,209	$17,679	$20,520	$237	$348	$494	$715	$840	$1,195
Ratios of expenses to average net assets (%)	1.61 [4]	1.61	1.60	1.60	1.60	1.60	2.37 [4]	2.36	2.36	2.35	2.35	2.35
Ratio of net investment income to average net assets (%)	0.13 [4]	0.53	0.50	1.42	1.14	0.82	(0.64)[4]	(0.19)	(0.26)	0.65	0.36	0.05
Portfolio turnover (%)[5]	17 [3]	120	34	37	29	32	173	120	34	37	29	32

	CLASS Y
	Six-Months	Year Ended October 31,
	Ended 4/30/22	2021	2020	2019	2018	2017
Net Asset Value at beginning of period	$13.64	$11.83	$13.57	$12.96	$14.04	$12.05
Income from Investment Operations:
Net investment income (loss)	(1.23)	0.41	1.30 [1]	0.62 [1]	2.47	0.34 [1]
Net realized and unrealized gain (loss) on investments	(0.68)	2.05	(2.10)	0.58	(3.40)	1.82
Total from investment operations	(1.91)	2.46	(0.80)	1.20	(0.93)	2.16
Less Distributions From:
Net investment income	(0.13)	(0.13)	(0.26)	(0.22)	(0.15)	(0.17)
Capital gains	(3.30)	(0.52)	(0.68)	(0.37)	–	–
Total distributions	(3.43)	(0.65)	(0.94)	(0.59)	(0.15)	(0.17)
Net increase (decrease) in net asset value	(5.34)	1.81	(1.74)	0.61	(1.08)	1.99
Net Asset Value at end of period	$8.30	$13.64	$11.83	$13.57	$12.96	$14.04
Total Return (%)[2]	(16.07)[3]	20.83	(6.58)	10.10	(6.72)	18.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000's)	$757	$888	$823	$1,310	$1,434	$10,098
Ratios of expenses to average net assets (%)	1.36 [4]	1.36	1.36	1.35	1.35	1.35
Ratio of net investment income to average net assets (%)	0.39 [4]	0.79	0.73	1.67	1.12	1.06
Portfolio turnover (%)[5]	17 [3]	120	34	37	29	32

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

58

Madison Funds | April 30, 2022

Notes to the Financial Statements

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “fund,” collectively, the “funds”), with the share classes listed:

Fund	Share Class(es) Offered[1]
Conservative Allocation[2]	Class A, Class B, Class C
Moderate Allocation[2]	Class A, Class B, Class C
Aggressive Allocation[2]	Class A, Class B, Class C
Tax-Free Virginia	Class Y
Tax-Free National	Class Y
High Quality Bond[3]	Class Y, Class I
Core Bond[4]	Class A, Class B, Class Y, Class I, Class R6
Diversified Income	Class A, Class B, Class C
Covered Call & Equity Income[3]	Class A, Class C, Class Y, Class I, Class R6
Dividend Income[4]	Class A, Class Y, Class I, Class R6
Investors	Class A, Class Y, Class I, Class R6
Sustainable Equity[5]	Class Y, Class I
Mid Cap	Class A, Class B, Class Y, Class I, Class R6
Small Cap[4]	Class A, Class Y, Class I, Class R6
International Stock	Class A, Class B, Class Y

1 As of February 1, 2017, Class B shares of the funds may not be purchased or acquired, except by exchange from Class B shares of another Madison Fund, or through dividend and/or capital gains reinvestments. Shareholders with investments in Class B shares of the funds may continue to hold such shares until they convert to Class A shares.

2 The Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds are collectively referred to herein as the "Allocation Funds".

3 The High Quality Bond, and Covered Call & Equity Income Funds launched Class I shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

4 The Core Bond, Dividend Income and Small Cap Funds launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

5 The Sustainable Equity Fund was launched on December 31, 2021 with Class Y and Class I which commenced operations effective January 3, 2022.

Each Class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies".

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund

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Notes to the Financial Statements - continued

consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Recently Issued Accounting Pronouncements:

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

On December 3, 2020, the Securities and Exchange Commission (SEC) adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2022, none of the funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during

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the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The fund's books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Tax-Free Virginia and Tax-Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading "Net realized gain (loss) on investments. The International Stock Fund had net realized Loss of $(688) related to foreign currency transactions.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Tax-Free Virginia and Tax-Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended April 30, 2022, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Based upon the determination of the Board of Trustees, at April 30, 2022, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2022, none of the funds had entered into such transactions.

Indemnifications: Under the funds' organizational documents, the funds' officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds' maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

3. Fair Value Measurements

Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants

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would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2022, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2022, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

				Value at
Fund[1]	Level 1	Level 2	Level 3	4/30/22
Conservative Allocation
Investment Companies	$54,356,072	$—	$—	$54,356,072
Short-Term Investments	12,387,934	—	—	12,387,934
	66,744,006	—	—	66,744,006
Moderate Allocation
Investment Companies	106,506,970	—	—	106,506,970
Short-Term Investments	16,507,718	—	—	16,507,718
	123,014,688	—	—	123,014,688
Aggressive Allocation
Investment Companies	55,545,112	—	—	55,545,112
Short-Term Investments	11,241,791	—	—	11,241,791
	66,786,903	—	—	66,786,903
Tax-Free Virginia				—
Municipal Bonds	—	18,420,482	—	18,420,482

Tax-Free National
Municipal Bonds	—	18,008,125	—	18,008,125

High Quality Bond		—		—
Corporate Notes and Bonds	—	34,235,665	—	34,235,665
U.S. Government and Agency Obligations	—	56,327,900	—	56,327,900
Short-Term Investments	1,801,705	—	—	1,801,705
	1,801,705	90,563,565	—	92,365,270
Core Bond
Asset Backed Securities	—	11,169,033	—	11,169,033
Collateralized Mortgage Obligations	—	12,443,614	—	12,443,614
Commercial Mortgage-Backed Securities	—	5,761,876	—	5,761,876
Corporate Notes and Bonds	—	57,895,301	—	57,895,301
Foreign Corporate Bonds	—	4,244,503	—	4,244,503
Mortgage Backed Securities	—	21,795,257	—	21,795,257
U.S. Government and Agency Obligations	—	65,618,896	—	65,618,896
Short-Term Investments	4,037,453	—	—	4,037,453
	4,037,453	178,928,480	—	182,965,933
Diversified Income
Common Stocks	119,010,081	—	—	119,010,081
Asset Backed Securities	—	1,938,208	—	1,938,208
Collateralized Mortgage Obligations	—	2,756,104	—	2,756,104
Commercial Mortgage-Backed Securities	—	1,850,159	—	1,850,159
Corporate Notes and Bonds	—	17,334,229	—	17,334,229
Foreign Corporate Bonds		1,205,906		1,205,906
Long Term Municipal Bonds	—	604,406	—	604,406
Mortgage Backed Securities	—	6,815,302	—	6,815,302
U.S. Government and Agency Obligations	—	20,037,567	—	20,037,567
Short-Term Investments	4,504,062	—	—	4,504,062
	123,514,143	52,541,881	—	176,056,024

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Notes to the Financial Statements - continued

				Value at
Fund[1]	Level 1	Level 2	Level 3	4/30/22
Covered Call & Equity Income
Assets:
Common Stocks	79,562,769	—	—	79,562,769
Exchange Traded Funds	1,277,135	—	—	1,277,135
Short-Term Investments	24,964,621			24,964,621
Put Options Purchased	3,734,250	—	—	3,734,250
	109,538,775	—	—	109,538,775
Liabilities:
Call Options Written	(3,204,799)	—	—	(3,204,799)

Dividend Income
Common Stocks	300,664,116	—	—	300,664,116
Short-Term Investments	4,863,658	—	—	4,863,658
	305,527,774	—	—	305,527,774
Investors
Common Stocks	322,550,698	—	—	322,550,698
Short-Term Investments	21,700,699	—	—	21,700,699
	344,251,397	—	—	344,251,397
Sustainable Equity
Common Stocks	7,453,050	—	—	7,453,050
Short-Term Investments	446,786	—	—	446,786
	7,899,836	—	—	7,899,836

Mid Cap
Common Stocks	630,141,287	—	—	630,141,287
Short-Term Investments	36,162,737	—	—	36,162,737
	666,304,024	—	—	666,304,024
Small Cap
Common Stocks	206,675,670	—	—	206,675,670
Short-Term Investments	17,605,470	—	—	17,605,470
	224,281,140			224,281,140
International Stock
Common Stocks
Australia	—	409,068	—	409,068
Brazil	509,061	—	—	509,061
Canada	767,913	—	—	767,913
China	490,106	617,080	—	1,107,186
Denmark	—	215,179	—	215,179
France	—	1,156,636	—	1,156,636
Germany	161,280	978,853	—	1,140,133
Hong Kong	—	200,713	—	200,713
India	889,850	—	—	889,850
Ireland	153,334	267,453	—	420,787
Italy	188,137	—	—	188,137
Japan	—	1,853,131	—	1,853,131
Mexico	177,292	296,277	—	473,569
Netherlands	271,173	—	—	271,173
Norway	—	158,729		158,729
Singapore	—	244,634	—	244,634
South Korea	—	167,052	—	167,052
Spain	—	171,874	—	171,874
Sweden	—	216,820	—	216,820
Switzerland	—	908,352	—	908,352
Taiwan	203,052	—	—	203,052
United Kingdom	—	1,733,391	—	1,733,391
United States	211,039	—	—	211,039
Short-Term Investments	346,253	—	—	346,253
	4,368,490	9,595,242	—	13,963,732

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. Derivatives

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, and results of operations.

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The following table presents the types of derivatives in the fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2022.

	Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives			Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$3,734,250	Options written	$(3,204,799)

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended April 30, 2022.

Fund	Underlying Risk	Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Covered Call & Equity Income	Equity	Option Purchased	$(690,294)	$2,485,815
	Equity	Option Written	1,851,934	(214,629)
Total			$1,161,640	$2,271,186

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2022.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Covered Call & Equity Income	29	3,734

(1)Numbers of Contracts

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the period ended April 30, 2022.

5. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2022:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Covered Call & Equity Income	0.85%
Moderate Allocation	0.20%	Dividend Income[2]	0.70%
Aggressive Allocation	0.20%	Investors[2]	0.70%
Tax-Free Virginia	0.50%	Sustainable Equity[2]	0.70%
Tax-Free National	0.40%	Mid Cap[2]	0.75%
High Quality Bond[1]	0.30%	Small Cap[2]	0.89%
Core Bond[2]	0.39%	International Stock[2]	1.05%
Diversified Income[2]	0.65%

[1]	Effective February 28, 2021, Madison contractually agreed to waive 0.10% of its 0.30% annual management fee until at least February 27, 2022. Madison does not have the right to recoup any waived fees. The fee waiver was discontinued effective February 28, 2022. Total fees waived were $34,413.
[2]	The fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Administrative Services Agreement. In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund.

During the period ended April 30, 2022, the funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class B	Class C	Class Y	Class I	Class R6

Conservative Allocation	0.25%	0.25%	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	0.25%	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	0.25%	0.25%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	N/A	0.35%	N/A	N/A
Tax-Free National	N/A	N/A	N/A	0.35%	N/A	N/A
High Quality Bond	N/A	N/A	N/A	0.19%	0.10%[1]	N/A
Core Bond	0.20%	0.20%	N/A	0.20%	0.10%	0.02%[2]
Diversified Income	0.20%	0.20%	0.20%	N/A	N/A	N/A
Covered Call & Equity Income	0.15%	N/A	0.15%	0.15%	0.10%[1]	0.02%
Dividend Income	0.20%	N/A	N/A	0.20%	0.10%	0.02%[2]
Investors	0.20%	N/A	N/A	0.20%	0.10%	0.02%
Sustainable Equity	N/A	N/A	N/A	0.20%	0.10%	N/A
Mid Cap	0.40%	0.40%	N/A	0.20%	0.10%	0.02%
Small Cap	0.20%	N/A	N/A	0.20%	0.10%	0.02%[2]
International Stock	0.30%	0.30%	N/A	0.30%	N/A	N/A

[1]	The High Quality Bond and Covered Call & Equity Income Funds launched Class I shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.
[2]	The Core Bond, Dividend Income and Small Cap Funds launched Class R6 shares on February 28, 2022, and the share Class commenced operations effective March 1, 2022.

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Notes to the Financial Statements - continued

Expenses that are not included under this fee agreement are paid directly by the funds. See “Other Expenses”.

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of it's the administrative services fees and/or reimburse each fund's operating expenses to ensure that each fund's operating expenses do not exceed the expense limitation listed below. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. Any fees waived will not be subject to later recoupment by Madison.

During the period ended April 30, 2022, the Investment Adviser did not waive Administrative Services fees for any of the funds.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the funds. Under the terms of these plans, each fund pays MFD Distributor, LLC ("MFD") a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

						Total Shareholder Servicing
						and Distribution Fees
	Shareholder Servicing Fee			Distribution Fee		(Rule 12b-1)
Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Moderate Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Aggressive Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Diversified Income	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Covered Call & Equity Income	0.25%	N/A	0.25%	N/A	0.75%	0.25%	N/A	1.00%
Dividend Income	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Investors	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Sustainable Equity	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Mid Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Small Cap	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
International Stock	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the year April 30, 2022, no fees were waived. MFD does not have the right to recoup waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deduced from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B and C shares), as applicable.  MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus.  The sales charges and CDSC collected and retained  for the period ended April 30, 2021, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$57,792	$0	$839	$8,184	$0	$839
Moderate Allocation	35,326	$58	$112	4,103	$58	$112
Aggressive Allocation	27,712	$72	$75	3,041	$72	$75
Core Bond	9,878	$5	n/a	1,402	$5	n/a
Diversified Income	56,241	$194	$0	6,991	$194	$0
Dividend Income	11,106	n/a	n/a	1,315	n/a	n/a
Covered Call & Equity Income	18,423	n/a	$0	2,050	n/a	$0
Investors	22,066	n/a	n/a	2,712	n/a	n/a
Mid Cap	16,428	$5	n/a	1,876	$5	n/a
Small Cap	1,254	n/a	n/a	143	n/a	n/a
International Stock	3,567	$0	n/a	445	$0	n/a

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Notes to the Financial Statements - continued

Other Expenses: The funds are responsible for paying: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, if any (iii) acquired fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation, including Lead Independent Trustee compensation.

Officers and Trustees: Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated from the Funds.

6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free Virginia, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Investors, Sustainable Equity, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

7. SECURITIES TRANSACTIONS

For the period ended April 30, 2022, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$29,903,523	$34,755,728
Moderate Allocation	—	—	56,928,705	63,306,283
Aggressive Allocation	—	—	26,945,304	27,367,608
Tax-Free Virginia	—	—	1,489,171	1,425,843
Tax-Free National	—	—	204,290	2,455,119
High Quality Bond	14,789,586	22,876,864	3,262,830	12,034,887
Core Bond	30,471,628	10,427,971	20,078,140	10,634,265
Diversified Income	10,462,516	3,650,981	22,239,735	27,581,780
Covered Call & Equity Income	—	—	60,595,355	42,974,694
Dividend Income	—	—	46,570,201	59,592,751
Investors	—	—	27,607,137	63,902,131
Sustainable Equity	—	—	8,316,099	140,280
Mid Cap	—	—	78,258,596	94,518,971
Small Cap	—	—	42,717,578	57,112,246
International Stock	—	—	2,606,447	3,656,434

8. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) "naked" or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

9. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund, may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

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Notes to the Financial Statements - continued

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the period ended April 30, 2022, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund and Covered Call & Equity Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Funds intend to purchase. However, the Funds become obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the period ended April 30, 2022, the Funds did not enter into any options on fututres contracts.

10. FOREIGN SECURITIES

Each fund, other than the Tax-Free Virginia and Tax-Free National Funds may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities ("foreign issuers"); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency ("non-dollar securities"). Foreign securities include ADRs, European Depositary Receipts ("EDRs"), GDRs, Swedish Depositary Receipts ("SDRs") and foreign money market securities.

Certain of the funds have reclaims receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. SECURITIES LENDING

The Board of Trustees has authorized the funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of April 30, 2022, the aggregate fair value of securities on loan for the Madison fund family was $47,170,808. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$9,667,392	$8,133,863	$1,865,248
Moderate Allocation	10,497,107	7,132,475	3,666,415
Aggressive Allocation	6,507,938	6,844,441	14,643
High Quality Bond	1,761,723	1,801,705	—
Core Bond	2,266,611	2,316,835	—
Diversified Income	1,522,029	1,563,315	—
Investors Fund	10,112,062	1,853,501	8,529,753
Small Cap	4,832,429	4,465,528	643,502
International Stock	3,517	3,650	—

*Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

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The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of 4/30/2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Conservative Allocation
Government Money Market	$8,133,863	$—	$—	$—	$8,133,863
Total Borrowings	$8,133,863	$—	$—	$—	$8,133,863
Gross amount of recognized liabilities for securities lending transactions					$8,133,863
Moderate Allocation
Government Money Market	$7,132,475	$—	$—	$—	$7,132,475
Total Borrowings	$7,132,475	$—	$—	$—	$7,132,475
Gross amount of recognized liabilities for securities lending transactions					$7,132,475
Aggressive Allocation
Government Money Market	$6,844,441	$—	$—	$—	$6,844,441
Total Borrowings	$6,844,441	$—	$—	$—	$6,844,441
Gross amount of recognized liabilities for securities lending transactions					$6,844,441
High Quality Bond
Government Money Market	$1,801,705	$—	$—	$—	$1,801,705
Total Borrowings	$1,801,705	$—	$—	$—	$1,801,705
Gross amount of recognized liabilities for securities lending transactions					$1,801,705
Core Bond
Government Money Market	$2,316,835	$—	$—	$—	$2,316,835
Total Borrowings	$2,316,835	$—	$—	$—	$2,316,835
Gross amount of recognized liabilities for securities lending transactions					$2,316,835
Diversified Income
Government Money Market	$1,563,315	$—	$—	$—	$1,563,315
Total Borrowings	$1,563,315	$—	$—	$—	$1,563,315
Gross amount of recognized liabilities for securities lending transactions					$1,563,315
Investor Fund Income
Government Money Market	$1,853,501	$—	$—	$—	$1,853,501
Total Borrowings	$1,853,501	$—	$—	$—	$1,853,501
Gross amount of recognized liabilities for securities lending transactions					$1,853,501
Small Cap
Government Money Market	$4,465,528	$—	$—	$—	$4,465,528
Total Borrowings	$4,465,528	$—	$—	$—	$4,465,528
Gross amount of recognized liabilities for securities lending transactions					$4,465,528
International Stock
Government Money Market	$3,650	$—	$—	$—	$3,650
Total Borrowings	$3,650	$—	$—	$—	$3,650
Gross amount of recognized liabilities for securities lending transactions					$3,650

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

12. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2022. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2018 through October 31, 2021.

For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2021, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Core Bond	$348,969	$1,644,468
Dividend Income	1,577,945	–

For Core Bond Fund and Dividend Income Fund, the inherited losses from mergers are subject to an annual limitation.

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At April 30, 2022, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$998,958	$(3,046,329)	$(2,047,371)
Moderate Allocation	4,481,594	(4,761,140)	(279,546)
Aggressive Allocation	3,468,160	(2,550,169)	917,991
Tax-Free Virginia	82,152	(604,104)	(521,952)
Tax-Free National	161,590	(506,805)	(345,215)
High Quality Bond	36,437	(5,725,774)	(5,689,337)
Core Bond Fund	576,758	(15,411,756)	(14,834,998)
Diversified Income	32,776,188	(4,821,441)	27,954,747
Covered Call & Equity Income	345,036	(18,997,315)	(18,652,279)
Dividend Income	63,361,339	(2,773,058)	60,588,281
Investors	120,253,096	(8,698,462)	111,554,634
Sustainable Equity	77,865	(775,234)	(697,369)
Mid Cap	266,894,496	(34,175,923)	232,718,573
Small Cap	51,246,550	(20,771,543)	30,475,007
International Stock	871,360	(3,279,205)	(2,407,845)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

13. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends

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Notes to the Financial Statements - continued

on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

14. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the "Affiliated Issuers"). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2022 follows:

Fund/Underlying Fund	Beginning value as of 10/31/2021	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 10/31/2022	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class I2	$15,701,268	$1,025,000	$(16,501,932)	$–	$(224,336)	$–	–	$75,092	$88,637
Madison Core Bond Fund Class R6	–	16,528,616	–	–	(1,508,776)	15,019,840	1,620,263	52,214	–
Madison Dividend Income Fund Class I2	1,344,272	99,564	(1,095,143)	124,461	(473,154)	–	–	5,859	93,705
Madison Dividend Income Fund Class R6	–	750,146	–	–	243,440	993,586	32,481	4,297	–
Madison Investors Fund Class R6	5,493,514	382,115	(2,959,436)	571,356	(1,138,834)	2,348,715	94,783	25,276	356,839

Totals	$22,539,054	$18,785,441	$(20,556,511)	$695,817	$(3,101,660)	$18,362,141		$162,738	$539,181

Moderate Allocation Fund
Madison Core Bond Fund Class I2	$17,039,519	$2,964,968	$(19,524,950)	$–	$(479,537)	$–	–	$91,915	106,245
Madison Core Bond Fund Class R6	–	19,556,851	–	–	(1,599,734)	17,957,117	1,937,122	62,425	–
Madison Dividend Income Fund Class I2	6,120,707	467,367	(5,385,455)	1,016,911	(2,219,530)	–	–	27,504	439,863
Madison Dividend Income Fund Class R6	–	2,414,130	–	–	753,569	3,167,699	103,553	13,699	–
Madison Investors Fund Class R6	17,078,788	1,305,780	(6,482,311)	1,504,667	(3,693,626)	9,713,298	391,981	86,374	1,219,406

Totals	$40,239,014	$26,709,096	$(31,392,716)	$2,521,578	$(7,238,858)	$30,838,114		$281,917	$1,765,514

Aggressive Allocation Fund
Madison Core Bond Fund Class I2	$4,884,187	$750,000	$(5,522,090)	$(24,440)	$(87,657)	$–	–	$25,721	$30,306
Madison Core Bond Fund Class R6	–	5,280,396	–	–	(461,908)	4,818,488	519,794	16,750	–
Madison Dividend Income Fund Class I2	4,705,036	304,349	(4,138,016)	851,244	(1,722,613)	–	–	17,910	286,438
Madison Dividend Income Fund Class R6	–	1,801,466	–	–	591,386	2,392,852	78,223	10,349	–
Madison Investors Fund Class R6	9,552,885	738,568	(1,739,023)	163,602	(1,568,381)	7,147,651	288,444	48,854	689,713

Totals	$19,142,108	$8,874,779	$(11,399,129)	$990,406	$(3,249,173)	$14,358,991		$119,584	$1,006,457

[1]	Distributions received include distributions from net investment income and from capital gains from the Underlying Funds.
[2]	During the period ended April 30, 2022, all Class I shares were exchanged tax-free into Class R6 shares.

15. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Madison Funds | Other Information (unaudited) | April 30, 2022

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2022. Expenses paid during the period in the tables below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Class A				Class B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$912.60	0.71%	$3.37	$909.50	1.46%	$6.91
Moderate Allocation*	$1,000	$916.00	0.71%	$3.37	$913.70	1.46%	$6.93
Aggressive Allocation*	$1,000	$917.70	0.71%	$3.38	$914.60	1.46%	$6.93
Core Bond	$1,000	$907.00	0.85%	$4.02	$903.90	1.60%	$7.55
Diversified Income	$1,000	$964.70	1.11%	$5.41	$961.10	1.87%	$9.09
Dividend Income	$1,000	$991.60	1.16%	$5.73	N/A	N/A	$N/A
Covered Call & Equity Income	$1,000	$1,007.70	1.26%	$6.27	N/A	N/A	$N/A
Investors	$1,000	$919.30	1.16%	$5.52	N/A	N/A	$N/A
Mid Cap	$1,000	$910.60	1.40%	$6.63	$906.40	2.15%	$10.16
Small Cap	$1,000	$846.90	1.35%	$6.18	N/A	N/A	$N/A
International Stock	$1,000	$837.90	1.61%	$7.34	$835.10	2.37%	$10.78

	Class C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$909.60	1.46%	$6.91
Moderate Allocation*	$1,000	$913.00	1.46%	$6.93
Aggressive Allocation*	$1,000	$914.60	1.46%	$6.93
Diversified Income	$1,000	$960.50	1.86%	$9.04
Covered Call & Equity Income	$1,000	$1,004.90	2.01%	$9.99

	Class Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$930.90	0.86%	$4.12
Tax-Free National	$1,000	$936.20	0.76%	$3.65
High Quality Bond	$1,000	$942.00	0.43%	$2.07
Core Bond	$1,000	$908.60	0.60%	$2.84
Covered Call & Equity Income	$1,000	$1,010.00	1.01%	$5.03
Dividend Income	$1,000	$992.90	0.91%	$4.50
Investors	$1,000	$920.50	0.91%	$4.33
Sustainable Equity Fund**	$1,000	$861.00	0.88%	$2.65
Mid Cap	$1,000	$912.60	0.95%	$4.51
Small Cap	$1,000	$847.90	1.10%	$5.04
International Stock	$1,000	$839.30	1.36%	$6.20

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	Class R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$939.60	0.42%	$0.68
Covered Call & Equity Income	$1,000	$1,010.40	0.88%	$4.39
Investors	$1,000	$921.20	0.73%	$3.48
Mid Cap	$1,000	$913.20	0.77%	$3.65
Dividend Income Fund	$1,000	$989.20	0.73%	$1.21
Small Cap Fund	$1,000	$918.60	0.98%	$1.57

	Class I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$909.00	0.50%	$2.37
Covered Call & Equity Income	$1,000	$1,013.50	0.94%	$1.57
Dividend Income	$1,000	$993.50	0.81%	$4.00
Investors	$1,000	$920.90	0.81%	$3.86
Sustainable Equity Fund**	$1,000	$862.00	0.80%	$2.41
Mid Cap	$1,000	$912.70	0.85%	$4.03
Small Cap	$1,000	$848.20	1.00%	$4.58

*The annual expense ratio does not include the expenses of the underlying funds.

**Commenced investment operations on December 31, 2021. Expenses represent the 118 days period ending January 3, 2022.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Class A				Class B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,021.27	0.71%	$3.56	$1,017.55	1.46%		$7.30
Moderate Allocation*	$1,000	$1,021.27	0.71%	$3.56	$1,017.55	1.46%		$7.30
Aggressive Allocation*	$1,000	$1,021.27	0.71%	$3.56	$1,017.55	1.46%		$7.30
Core Bond	$1,000	$1,020.58	0.85%	$4.26	$1,016.86	1.60%		$8.00
Diversified Income	$1,000	$1,019.29	1.11%	$5.56	$1,015.52	1.87%		$9.35
Dividend Income	$1,000	$1,019.04	1.16%	$5.81	N/A	N/A	$	N/A
Covered Call & Equity Income	$1,000	$1,018.55	1.26%	$6.31	N/A	N/A	$	N/A
Investors	$1,000	$1,019.04	1.16%	$5.81	N/A	N/A	$	N/A
Mid Cap	$1,000	$1,017.85	1.40%	$7.00	$1,014.13	2.15%		$10.74
Small Cap	$1,000	$1,018.10	1.35%	$6.76	N/A	N/A	$	N/A
International Stock	$1,000	$1,016.81	1.61%	$8.05	$1,013.04	2.37%		$11.83

	Class C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,017.55	1.46%	$7.30
Moderate Allocation	$1,000	$1,017.55	1.46%	$7.30
Aggressive Allocation	$1,000	$1,017.55	1.46%	$7.30
Diversified Income	$1,000	$1,015.57	1.86%	$9.30
Covered Call & Equity Income	$1,000	$1,014.83	2.01%	$10.04

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Madison Funds | Other Information (unaudited) - continued | April 30, 2022

	Class Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.53	0.86%	$4.31
Tax-Free National	$1,000	$1,021.03	0.76%	$3.81
High Quality Bond	$1,000	$1,022.66	0.43%	$2.16
Core Bond	$1,000	$1,021.82	0.60%	$3.01
Covered Call & Equity Income	$1,000	$1,019.79	1.01%	$5.06
Dividend Income	$1,000	$1,020.28	0.91%	$4.56
Investors	$1,000	$1,020.28	0.91%	$4.56
Sustainable Equity Fund**	$1,000	$1,013.32	0.88%	$2.86
Mid Cap	$1,000	$1,020.08	0.95%	$4.76
Small Cap	$1,000	$1,019.34	1.10%	$5.51
International Stock	$1,000	$1,018.05	1.36%	$6.81

	Class R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,007.65	0.42%	$0.70
Covered Call & Equity Income	$1,000	$1,020.43	0.88%	$4.41
Investors	$1,000	$1,021.17	0.73%	$3.66
Mid Cap	$1,000	$1,020.98	0.77%	$3.86
Dividend Income Fund	$1,000	$1,007.14	0.73%	$1.22
Small Cap Fund	$1,000	$1,006.72	0.98%	$1.64

	Class I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,022.32	0.50%	$2.51
Covered Call & Equity Income	$1,000	$1,020.13	0.94%	$4.71
Dividend Income	$1,000	$1,020.78	0.81%	$4.06
Investors	$1,000	$1,020.78	0.81%	$4.06
Sustainable Equity Fund**	$1,000	$1,020.83	0.80%	$4.01
Mid Cap	$1,000	$1,020.58	0.85%	$4.26
Small Cap	$1,000	$1,019.84	1.00%	$5.01

*The annual expense ratio does not include the expenses of the underlying funds.

**Commenced investment operations on December 31, 2021. Expenses represent the 118 days period ending January 3, 2022.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available upon request to shareholders at no cost by calling 1-800-877-6089 or on the SEC's website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the funds to vote proxies related to portfolio securities is available to shareholders at no cost on the funds' website at www.madisonfunds.com or upon request by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost upon request by calling 1-800-SEC-0330 on the SEC's website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the "Management’s Discussion of Fund Performance" are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of ethics - See Item 2.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steven J. Fredricks
Steven J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer

Date: June 29, 2022

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer and Principal Accounting Officer

Date: June 29, 2022